UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-06444

Legg Mason Partners Equity Trust

(Exact name of registrant as specified in charter)

55 Water Street, New York, NY 10041

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: January 31

Date of reporting period: July 31, 2011

ITEM 1. REPORT TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

July 31, 2011

Semi-Annual Repor t

Legg Mason

Target Retirement Series

Legg Mason Target Retirement 2015

Legg Mason Target Retirement 2020

Legg Mason Target Retirement 2025

Legg Mason Target Retirement 2030

Legg Mason Target Retirement 2035

Legg Mason Target Retirement 2040

Legg Mason Target Retirement 2045

Legg Mason Target Retirement 2050

Legg Mason Target Retirement Fund

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

II	Legg Mason Target Retirement Series

Fund objectives

The investment objective of each Fund in Legg Mason Target Retirement Series is to seek the highest total return (that is, a combination of income and long-term capital appreciation) over time consistent with its asset mix.

As a secondary objective, each Fund (except Legg Mason Target Retirement Fund) will seek to reduce volatility during its “Dynamic Rebalancing Period”.

Letter from the chairman

Dear Shareholder,

We are pleased to provide the semi-annual report of Legg Mason Target Retirement Series for the six-month reporting period ended July 31, 2011. Please read on for performance information for each Fund and a detailed look at prevailing economic and market conditions during the Funds’ reporting period.

As always, we remain committed to providing you with excellent service and a full spectrum of investment choices. We also remain committed to supplementing the support you receive from your financial advisor. One way we accomplish this is through our website, www.leggmason.com/individualinvestors. Here you can gain immediate access to market and investment information, including:

•	Fund prices and performance,

•	Market insights and commentaries from our portfolio managers, and

•	A host of educational resources.

Special shareholder notice

On or about August 1, 2011, the investment objectives, policies and strategies of each Fund in Legg Mason Target Retirement Series (“the Funds”), except Legg Mason Target Retirement Fund, changed to incorporate Dynamic Risk Management.

The portfolio management team for the Funds effective August 1, 2011 consists of Steven Bleiberg, Andrew Purdy and Y. Wayne Lin. Mr. Lin, Chief Administrative Officer, Investment Strategy Analyst and Portfolio Manager for Legg Mason Global Asset Allocation, LLC, was added as a portfolio manager for each Fund to assist the portfolio management team with the execution of the Dynamic Risk Management strategy.

For more information regarding these changes, please see the Funds’ current prospectus dated August 1, 2011 or contact your Service Agent.

We look forward to helping you meet your financial goals.

Sincerely,

R. Jay Gerken, CFA

Chairman, President and Chief Executive Officer

August 26, 2011

Legg Mason Target Retirement Series	III

Investment commentary

Economic review

Although the U.S. economy continued to grow over the six months ended July 31, 2011, the pace of the expansion was disappointing, which resulted in a significant shift in investor sentiment. During much of the first half of the period, there were expectations of a strengthening economy and generally robust investor risk appetite. However, as the period progressed, weakening economic data and concerns related to the raising of the U.S. debt ceiling triggered a flight to quality as investor risk aversion increased. Due to periods of weakness in the second half of the period, investors who took on additional risk in their portfolios experienced modest returns over the six months ended July 31, 2011.

U.S. gross domestic product (“GDP”)i growth, as reported by the U.S. Department of Commerce, has been less robust than during most other periods exiting a severe recession. Revised GDP growth was 2.3% during the fourth quarter of 2010 and 3.0% for calendar 2010 as a whole. The Commerce Department then reported that first and second quarter 2011 GDP growth were 0.4% and 1.0%, respectively. This moderation in growth during the first half of the calendar year was due to a variety of factors, including less robust export activity and a deceleration in consumer spending given higher oil and food prices.

Turning to the job market, while there was some improvement in early 2011, unemployment again moved higher from April through June. After being 9.0% or higher since April 2009, the unemployment rate fell to 8.9% in February and 8.8% in March 2011. The job market then weakened, as unemployment rose to 9.0% in April, 9.1% in May and 9.2% in June. The news was slightly better in July, with the unemployment rate easing back to 9.1%. However, as of the end of the reporting period, nearly fourteen million Americans looking for work had yet to find a job, and roughly 44% of these individuals have been out of work for more than six months. In June 2011, the Federal Reserve Board (“Fed”)ii projected that unemployment would moderate, but that it would remain elevated and between 7.8% and 8.2% at the end of 2012.

The long-ailing housing market continued to falter during the reporting period. Looking back, sales increased in the spring of 2010 largely due to the government’s $8,000 tax credit for first-time home buyers. This proved to be only a temporary boost, as sales subsequently weakened after the tax credit expired at the end of April. Existing-home sales did rebound somewhat toward the end of 2010 and in January 2011, as mortgage rates remained relatively low. However, according to the National Association of Realtors (“NAR”), existing-home sales then declined a sharp 8.9% in February. After a 3.5% increase in March, existing-home sales fell 1.8% and 4.0% in April and May, respectively. After rising a modest 0.6% in June, sales then fell 3.5% in July. At the end of July, the inventory of unsold homes was a 9.4 month supply at the current sales level, versus a 9.2 month supply in June. Existing-home prices were also weak versus a year ago, with the NAR reporting that the median existing-home price for all housing types was $174,000 in July 2011, down 4.4% from July 2010.

Even the manufacturing sector, one of the stalwarts of the economy in recent years, softened toward the end of the reporting period. Based on the Institute for Supply Management’s PMIiii, the manufacturing sector grew twenty-four consecutive months since it began expanding in August 2009 (a reading below 50 indicates a contraction, whereas a reading above 50 indicates an expansion). In January 2011, the manufacturing sector expanded at its fastest pace since May 2004, with a reading of 60.8 versus 58.5 for the previous month. Manufacturing activity remained strong during the next three months and was 60.4 in April. However, May’s reading of 53.5 was the lowest reading over the preceding twelve months. This was attributed, in part, to supply disruptions triggered by the March earthquake and tsunami in Japan. Manufacturing activity then moved modestly higher in June to 55.3, before falling to 50.9 in July — the worst reading in two years. In addition, only ten of the eighteen industries tracked by the Institute for Supply Management expanded in July.

Outside of the U.S., economic news was largely dominated by the sovereign debt crisis in Europe, geopolitical events in the Middle East and Northern Africa (“MENA”), and the natural disasters in Japan. Political turmoil in the MENA region caused oil prices to rise above $100 a barrel in February 2011, the first such occurrence in roughly two years. This led to concerns that higher oil prices could temper economic growth in both developed and emerging market countries. The tragedy in Japan also impacted the global economy. The World Bank has projected damage in northeast Japan could reach $235 billion. Japan’s economy fell back into recession in the first quarter of 2011. Elsewhere, growth forecasts for many international developed countries were revised lower as the reporting period progressed. In contrast, emerging market countries, such as China and India, continued to experience strong growth rates.

IV	Legg Mason Target Retirement Series

Investment commentary (cont’d)

Financial market overview

While stocks and lower-quality bonds generated positive results during the reporting period, their gains were tempered due to several periods of heightened volatility and periodic sell-offs. These were triggered by a variety of factors, including concerns regarding the global economy, geopolitical unrest, the natural disasters in Japan and the ongoing European sovereign debt crisis. During those periods, investors tended to favor the relative safety of U.S. Treasury securities. However, in most cases these setbacks were only temporary and risk aversion was generally replaced with solid demand for riskier assets. One key exception was in July 2011, with concerns as to whether Congress would come to an agreement regarding the raising of the debt ceiling and fears of a U.S. sovereign debt downgrade gripping the markets. Market volatility and risk aversion further escalated in August, after the reporting period ended, following Standard & Poor’s decision to downgrade U.S. Treasuries from AAA to AA+.

The Fed took a number of actions as it sought to meet its dual mandate of fostering maximum employment and price stability. In November 2010, the Fed announced a second round of quantitative easing (often referred to as “QE2”) to help stimulate the economy, entailing the purchase of $600 billion of long-term U.S. Treasury securities by the end of the second quarter of 2011. Also, as has been the case since December 2008, the Fed kept the federal funds rateiv at a historically low range between 0 and 1/4 percent.

In June, the Fed announced that QE2 would end on schedule at the end of the month. However, given ongoing strains in the economy, it made no overtures toward reversing any of its accommodative policies, and the Fed said it would “maintain its existing policy of reinvesting principal payments from its securities holdings” rather than seeking to reduce the size of its balance sheet.

At its meeting on August 9th, after the end of the reporting period, the Fed acknowledged that the economy was weakening and said, “Information received since the Federal Open Market Committee met in June indicates that economic growth so far this year has been considerably slower than the Committee had expected. . . . The Committee currently anticipates that economic conditions —including low rates of resource utilization and a subdued outlook for inflation over the medium run — are likely to warrant exceptionally low levels for the federal funds rate at least through mid-2013.”

Given the economic challenges in the Eurozone, the European Central Bank (“ECB”) had not raised interest rates since July 2008. However, in April 2011, the ECB raised interest rates from 1.00% to 1.25% and then to 1.50% in July. In other developed countries, the Bank of England kept rates on hold at 0.50% during the reporting period, as did Japan at a range of zero to 0.10%, the lowest level since 2006. Elsewhere, a number of emerging market countries, including China, India and Brazil, raised interest rates during the reporting period in an effort to ward off inflation.

Equity market review

U.S. stock prices, as measured by the S&P 500 Indexv (the “Index”), moved modestly higher during the reporting period. The market got off to a strong start in February 2011, as the Index returned 3.43%. Fueling the market’s ascent was optimism for the global economy and corporate profits that generally exceeded expectations. Despite geopolitical unrest in the Middle East, and the devastating earthquake and tsunami in Japan, the market demonstrated resiliency in March and April, with the Index gaining 0.04% and 2.96%, respectively. The market then gave back most of its gains during the second half of the period, as the Index fell 1.13%, 1.67% and 2.03% in May, June and July, respectively. This turnaround was due to weaker-than-expected economic data, a further escalation of the European sovereign debt crisis and concerns as to whether Congress would come to an agreement regarding the raising of the debt ceiling. All told, the Index returned 1.46% over the reporting period.

The international developed equity market, as measured by the MSCI EAFE Indexvi (Gross), also posted a tepid gain and lagged its U.S. counterpart, returning 1.29% during the six months ended July 31, 2011. This relative underperformance was the result of a number of factors, including concerns regarding the European sovereign debt crisis. Elsewhere, emerging market equities posted somewhat better results during the reporting period. Despite signs of decelerating growth in developed countries and concerns as to whether China could tame its rising inflation without adversely impacting its economic expansion, strong returns in March and April helped the MSCI Emerging Markets Indexvii to return 3.23% during the six months ended July 31, 2011.

Fixed-income market review

While volatility was elevated at times, the U.S. spread sectors (non-Treasuries) produced positive results during the reporting period. As was the case

Legg Mason Target Retirement Series	V

for much of 2010, the spread sectors generally outperformed equal-durationviii Treasuries during the first half of the reporting period. A combination of positive economic growth, benign core inflation, rising corporate profits and overall robust investor demand supported the spread sectors from February through April 2011. Investor sentiment then began to shift in May, as optimism about the economic expansion waned and investor risk appetite started to be replaced with increased risk aversion. While the U.S. spread sectors generally posted positive results in May, they underperformed equal-duration Treasuries. Risk aversion then increased in June given a host of disappointing economic data and a further escalation of the European sovereign debt crisis. Against this backdrop, the spread sectors generated relatively poor results during most of June as investors favored the relative safety of Treasury securities. Even though most spread sectors posted positive returns in July, they again lagged the strong returns in the Treasury market.

Both short- and long-term Treasury yields fluctuated during the six months ended July 31, 2011. When the period began, two- and ten-year Treasury yields were 0.58% and 3.42%, respectively. Yields initially moved higher given expectations for stronger growth in 2011 and the potential for rising inflation. On February 14, 2011, two-year Treasury yields peaked at 0.87%, while ten-year Treasuries peaked at 3.75% on February 8, 2011. Treasury yields then declined as investor risk aversion increased given the uprising in Libya and, later, due to the tragic events in Japan. Yields briefly moved higher toward the end of March, but then generally declined from April through July given weakening economic data and periodic flights to quality. As of July 31, 2011, two- and ten-year Treasury yields were 0.36% and 2.82%, at or near their lows for the reporting period. For the six months ended July 31, 2011, the Barclays Capital U.S. Aggregate Indexix returned 4.23%. In comparison, the Barclays Capital Global Aggregate Index (Hedged)x returned 2.94% over the same time frame.

The U.S. high-yield bond market produced a solid gain during the reporting period. The asset class posted positive returns during each month except June 2011, when risk aversion rose sharply. The high-yield market was supported by generally better-than-expected corporate profits and overall strong investor demand. All told, the Barclays Capital U.S. High Yield — 2% Issuer Cap Indexxi returned 3.90% for the six months ended July 31, 2011.

Despite periods of volatility, the emerging market debt asset class generated a strong return for the six-month reporting period. In general, emerging market debt was supported by higher commodity prices, robust growth in developing countries and solid demand. This more than offset periods of weakness triggered by concerns regarding interest rate hikes in China, geopolitical unrest and decelerating growth in many developed countries. Overall, the JPMorgan Emerging Markets Bond Index Global (“EMBI Global”)xii returned 7.72% over the six months ended July 31, 2011.

VI	Legg Mason Target Retirement Series

Investment commentary (cont’d)

Legg Mason Target Retirement Series

Legg Mason Target Retirement Series (the “Target Retirement Series”) consists of nine Legg Mason Target Retirement Funds (each a “Target Fund” and collectively the “Target Funds”). Each Target Fund is a “fund of funds” that seeks to achieve its objectives by investing in a combination of underlying funds representing a variety of broad asset classes — equity, fixed-income and inflation-hedging — and investment styles.

Each Target Fund, other than Legg Mason Target Retirement Fund (the “Retirement Fund”), is managed to a specific target date included in its name, which is intended to coincide, generally, with an investor’s retirement year, and is designed for investors expecting to retire around the target date. The year specified in a Target Fund’s name, however, is intended as a general guide, and may not necessarily represent an investor’s retirement year or the year when an investor may plan to withdraw substantially all of his or her assets from a Target Fund. The asset mix in each Target Fund has been designed on the expectation that investors will continue to maintain a significant portion of their investment in the Target Fund for a period of time — perhaps ten to twenty years — following that date.

Over time, the underlying asset mix for the Target Funds, other than the Retirement Fund, will gradually become more conservative based on a predetermined “glide path” or asset-allocation model. Once a Target Fund (other than the Retirement Fund) reaches its most conservative planned allocation, approximately fifteen years after its target date, its asset mix will become static. The Retirement Fund is designed for investors close to or in their retirement years. The Retirement Fund generally maintains a static “Target Allocation.” The principal value and return of each Target Fund will vary, and you may have a gain or loss at your retirement date. There is no guarantee that the Target Funds’ objectives will be achieved. Please refer to the prospectus for more information regarding the Target Funds’ investment objectives and strategies.

Legg Mason Target Retirement Series	VII

Legg Mason Target Retirement 2015

Performance review

For the six months ended July 31, 2011, Class A shares of Legg Mason Target Retirement 2015, excluding sales charges, returned 3.38%. The Fund’s primary benchmark, the Dow Jones Target 2015 Indexxiii, and its secondary benchmark, the Target Retirement 2015 Composite Indexxiv, returned 4.04% and 3.50%, respectively, for the same period. The Lipper Mixed-Asset Target 2015 Funds Category Average1 returned 2.60% over the same time frame.

Performance Snapshot as of July 31, 2011
(excluding sales charges) (unaudited)	6 months
Legg Mason Target Retirement 2015:
Class A	3.38%
Class C	2.93%
Class FI	3.39%
Class R	3.27%
Class I	3.59%
Dow Jones Target 2015 Index	4.04%
Target Retirement 2015 Composite Index	3.50%
Lipper Mixed-Asset Target 2015 Funds Category Average	2.60%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value and investment returns will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance data current to the most recent month-end, please visit our website at www.leggmason.com/individualinvestors.

All share class returns assume the reinvestment of all distributions, including returns of capital, if any, at net asset value and the deduction of all Fund expenses. Returns have not been adjusted to include sales charges that may apply or the deduction of taxes that a shareholder would pay on Fund distributions. If sales charges were reflected, the performance quoted would be lower. Performance figures for periods shorter than one year represent cumulative figures and are not annualized.

Fund performance figures reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.

Total Annual Operating Expenses† (unaudited)

As of the Fund’s current prospectus dated August 1, 2011, the gross total annual operating expense ratios for Class A, Class C, Class FI, Class R and Class I shares were 6.71%, 7.30%, 6.54%, 6.80% and 6.37%, respectively.

Actual expenses may be higher. For example, expenses may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile.

As a result of expense limitation arrangements, the ratio of expenses, other than brokerage, interest, taxes and extraordinary expenses, to average net assets is not expected to exceed 1.15% for Class A shares, 1.90% for Class C shares, 1.15% for Class FI shares, 1.40% for Class R shares and 0.85% for Class I shares. These expense limitation arrangements take into account the expenses of the underlying funds and brokerage commissions paid on purchases and sales of shares of exchange-traded funds. These expense limitation arrangements cannot be terminated prior to December 31, 2012 without the Board of Trustees’ consent.

The manager is permitted to recapture amounts previously waived or reimbursed to a class during the same fiscal year if the class’ total annual operating expenses have fallen to a level below the expense limitation in effect at the time the fees were earned or the expenses incurred.

[1]

Lipper, Inc., a wholly-owned subsidiary of Reuters, provides independent insight on global collective investments. Returns are based on the six-month period ended July 31, 2011, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 130 funds in the Fund’s Lipper category, and excluding sales charges.

†	Includes expenses of the underlying funds in which the Fund invests.

VIII	Legg Mason Target Retirement Series

Investment commentary (cont’d)

Legg Mason Target Retirement 2020

Performance review

For the six months ended July 31, 2011, Class A shares of Legg Mason Target Retirement 2020, excluding sales charges, returned 3.13%. The Fund’s primary benchmark, the Dow Jones Target 2020 Indexxiii, and its secondary benchmark, the Target Retirement 2020 Composite Indexxv, returned 3.70% and 3.37%, respectively, for the same period. The Lipper Mixed-Asset Target 2020 Funds Category Average1 returned 2.85% over the same time frame.

Performance Snapshot as of July 31, 2011
(excluding sales charges) (unaudited)	6 months
Legg Mason Target Retirement 2020:
Class A	3.13%
Class C	2.80%
Class FI	3.13%
Class R	2.96%
Class I	3.21%
Dow Jones Target 2020 Index	3.70%
Target Retirement 2020 Composite Index	3.37%
Lipper Mixed-Asset Target 2020 Funds Category Average	2.85%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value and investment returns will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance data current to the most recent month-end, please visit our website at www.leggmason.com/individualinvestors.

All share class returns assume the reinvestment of all distributions, including returns of capital, if any, at net asset value and the deduction of all Fund expenses. Returns have not been adjusted to include sales charges that may apply or the deduction of taxes that a shareholder would pay on Fund distributions. If sales charges were reflected, the performance quoted would be lower. Performance figures for periods shorter than one year represent cumulative figures and are not annualized.

Fund performance figures reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.

Total Annual Operating Expenses† (unaudited)

As of the Fund’s current prospectus dated August 1, 2011, the gross total annual operating expense ratios for Class A, Class C, Class FI, Class R and Class I shares were 5.88%, 6.79%, 5.78%, 6.10% and 5.57%, respectively.

Actual expenses may be higher. For example, expenses may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile.

As a result of expense limitation arrangements, the ratio of expenses, other than brokerage, interest, taxes and extraordinary expenses, to average net assets is not expected to exceed 1.15% for Class A shares, 1.90% for Class C shares, 1.15% for Class FI shares, 1.40% for Class R shares and 0.85% for Class I shares. These expense limitation arrangements take into account the expenses of the underlying funds and brokerage commissions paid on purchases and sales of shares of exchange-traded funds. These expense limitation arrangements cannot be terminated prior to December 31, 2012 without the Board of Trustees’ consent.

The manager is permitted to recapture amounts previously waived or reimbursed to a class during the same fiscal year if the class’ total annual operating expenses have fallen to a level below the expense limitation in effect at the time the fees were earned or the expenses incurred.

[1]

Lipper, Inc., a wholly-owned subsidiary of Reuters, provides independent insight on global collective investments. Returns are based on the six-month period ended July 31, 2011, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 182 funds in the Fund’s Lipper category, and excluding sales charges.

†	Includes expenses of the underlying funds in which the Fund invests.

Legg Mason Target Retirement Series	IX

Legg Mason Target Retirement 2025

Performance review

For the six months ended July 31, 2011, Class A shares of Legg Mason Target Retirement 2025, excluding sales charges, returned 2.89%. The Fund’s primary benchmark, the Dow Jones Target 2025 Indexxiii, and its secondary benchmark, the Target Retirement 2025 Composite Indexxvi, returned 3.33% and 3.18%, respectively, for the same period. The Lipper Mixed-Asset Target 2025 Funds Category Average1 returned 2.19% over the same time frame.

Performance Snapshot as of July 31, 2011
(excluding sales charges) (unaudited)	6 months
Legg Mason Target Retirement 2025:
Class A	2.89%
Class C	2.55%
Class FI	2.81%
Class R	2.81%
Class I	3.05%
Dow Jones Target 2025 Index	3.33%
Target Retirement 2025 Composite Index	3.18%
Lipper Mixed-Asset Target 2025 Funds Category Average	2.19%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value and investment returns will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance data current to the most recent month-end, please visit our website at www.leggmason.com/individualinvestors.

All share class returns assume the reinvestment of all distributions, including returns of capital, if any, at net asset value and the deduction of all Fund expenses. Returns have not been adjusted to include sales charges that may apply or the deduction of taxes that a shareholder would pay on Fund distributions. If sales charges were reflected, the performance quoted would be lower. Performance figures for periods shorter than one year represent cumulative figures and are not annualized.

Fund performance figures reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.

Total Annual Operating Expenses† (unaudited)

As of the Fund’s current prospectus dated August 1, 2011, the gross total annual operating expense ratios for Class A, Class C, Class FI, Class R and Class I shares were 5.40%, 6.27%, 5.26%, 5.52% and 5.05%, respectively.

Actual expenses may be higher. For example, expenses may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile.

As a result of expense limitation arrangements, the ratio of expenses, other than brokerage, interest, taxes and extraordinary expenses, to average net assets is not expected to exceed 1.15% for Class A shares, 1.90% for Class C shares, 1.15% for Class FI shares, 1.40% for Class R shares and 0.85% for Class I shares. These expense limitation arrangements take into account the expenses of the underlying funds and brokerage commissions paid on purchases and sales of shares of exchange-traded funds. These expense limitation arrangements cannot be terminated prior to December 31, 2012 without the Board of Trustees’ consent.

The manager is permitted to recapture amounts previously waived or reimbursed to a class during the same fiscal year if the class’ total annual operating expenses have fallen to a level below the expense limitation in effect at the time the fees were earned or the expenses incurred.

[1]

Lipper, Inc., a wholly-owned subsidiary of Reuters, provides independent insight on global collective investments. Returns are based on the six-month period ended July 31, 2011, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 113 funds in the Fund’s Lipper category, and excluding sales charges.

†	Includes expenses of the underlying funds in which the Fund invests.

X	Legg Mason Target Retirement Series

Investment commentary (cont’d)

Legg Mason Target Retirement 2030

Performance review

For the six months ended July 31, 2011, Class A shares of Legg Mason Target Retirement 2030, excluding sales charges, returned 2.32%. The Fund’s primary benchmark, the Dow Jones Target 2030 Indexxiii, and its secondary benchmark, the Target Retirement 2030 Composite Indexxvii, returned 2.91% and 2.73%, respectively, for the same period. The Lipper Mixed-Asset Target 2030 Funds Category Average1 returned 2.34% over the same time frame.

Performance Snapshot as of July 31, 2011
(excluding sales charges) (unaudited)	6 months
Legg Mason Target Retirement 2030:
Class A	2.32%
Class C	1.88%
Class FI	2.32%
Class R	2.15%
Class I	2.42%
Dow Jones Target 2030 Index	2.91%
Target Retirement 2030 Composite Index	2.73%
Lipper Mixed-Asset Target 2030 Funds Category Average	2.34%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value and investment returns will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance data current to the most recent month-end, please visit our website at www.leggmason.com/individualinvestors.

All share class returns assume the reinvestment of all distributions, including returns of capital, if any, at net asset value and the deduction of all Fund expenses. Returns have not been adjusted to include sales charges that may apply or the deduction of taxes that a shareholder would pay on Fund distributions. If sales charges were reflected, the performance quoted would be lower. Performance figures for periods shorter than one year represent cumulative figures and are not annualized.

Fund performance figures reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.

Total Annual Operating Expenses† (unaudited)

As of the Fund’s current prospectus dated August 1, 2011, the gross total annual operating expense ratios for Class A, Class C, Class FI, Class R and Class I shares were 6.32%, 7.35%, 6.26%, 6.52% and 6.03%, respectively.

Actual expenses may be higher. For example, expenses may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile.

As a result of expense limitation arrangements, the ratio of expenses, other than brokerage, interest, taxes and extraordinary expenses, to average net assets is not expected to exceed 1.15% for Class A shares, 1.90% for Class C shares, 1.15% for Class FI shares, 1.40% for Class R shares and 0.85% for Class I shares. These expense limitation arrangements take into account the expenses of the underlying funds and brokerage commissions paid on purchases and sales of shares of exchange-traded funds. These expense limitation arrangements cannot be terminated prior to December 31, 2012 without the Board of Trustees’ consent.

The manager is permitted to recapture amounts previously waived or reimbursed to a class during the same fiscal year if the class’ total annual operating expenses have fallen to a level below the expense limitation in effect at the time the fees were earned or the expenses incurred.

[1]

Lipper, Inc., a wholly-owned subsidiary of Reuters, provides independent insight on global collective investments. Returns are based on the six-month period ended July 31, 2011, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 179 funds in the Fund’s Lipper category, and excluding sales charges.

†	Includes expenses of the underlying funds in which the Fund invests.

Legg Mason Target Retirement Series	XI

Legg Mason Target Retirement 2035

Performance review

For the six months ended July 31, 2011, Class A shares of Legg Mason Target Retirement 2035, excluding sales charges, returned 1.63%. The Fund’s primary benchmark, the Dow Jones Target 2035 Indexxiii, and its secondary benchmark, the Target Retirement 2035 Composite Indexxviii, returned 2.56% and 2.27%, respectively, for the same period. The Lipper Mixed-Asset Target 2035 Funds Category Average1 returned 1.80% over the same time frame.

Performance Snapshot as of July 31, 2011
(excluding sales charges) (unaudited)	6 months
Legg Mason Target Retirement 2035:
Class A	1.63%
Class C	1.28%
Class FI	1.63%
Class R	1.55%
Class I	1.76%
Dow Jones Target 2035 Index	2.56%
Target Retirement 2035 Composite Index	2.27%
Lipper Mixed-Asset Target 2035 Funds Category Average	1.80%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value and investment returns will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance data current to the most recent month-end, please visit our website at www.leggmason.com/individualinvestors.

All share class returns assume the reinvestment of all distributions, including returns of capital, if any, at net asset value and the deduction of all Fund expenses. Returns have not been adjusted to include sales charges that may apply or the deduction of taxes that a shareholder would pay on Fund distributions. If sales charges were reflected, the performance quoted would be lower. Performance figures for periods shorter than one year represent cumulative figures and are not annualized.

Fund performance figures reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.

Total Annual Operating Expenses† (unaudited)

As of the Fund’s current prospectus dated August 1, 2011, the gross total annual operating expense ratios for Class A, Class C, Class FI, Class R and Class I shares were 6.01%, 6.91%, 5.88%, 6.12% and 5.60%, respectively.

Actual expenses may be higher. For example, expenses may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile.

As a result of expense limitation arrangements, the ratio of expenses, other than brokerage, interest, taxes and extraordinary expenses, to average net assets is not expected to exceed 1.15% for Class A shares, 1.90% for Class C shares, 1.15% for Class FI shares, 1.40% for Class R shares and 0.85% for Class I shares. These expense limitation arrangements take into account the expenses of the underlying funds and brokerage commissions paid on purchases and sales of shares of exchange-traded funds. These expense limitation arrangements cannot be terminated prior to December 31, 2012 without the Board of Trustees’ consent.

The manager is permitted to recapture amounts previously waived or reimbursed to a class during the same fiscal year if the class’ total annual operating expenses have fallen to a level below the expense limitation in effect at the time the fees were earned or the expenses incurred.

[1]

Lipper, Inc., a wholly-owned subsidiary of Reuters, provides independent insight on global collective investments. Returns are based on the six-month period ended July 31, 2011, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 108 funds in the Fund’s Lipper category, and excluding sales charges.

†	Includes expenses of the underlying funds in which the Fund invests.

XII	Legg Mason Target Retirement Series

Investment commentary (cont’d)

Legg Mason Target Retirement 2040

Performance review

For the six months ended July 31, 2011, Class A shares of Legg Mason Target Retirement 2040, excluding sales charges, returned 1.71%. The Fund’s primary benchmark, the Dow Jones Target 2040 Indexxiii, and its secondary benchmark, the Target Retirement 2040 Composite Indexxix, returned 2.31% and 2.26%, respectively, for the same period. The Lipper Mixed-Asset Target 2040 Funds Category Average1 returned 2.03% over the same time frame.

Performance Snapshot as of July 31, 2011
(excluding sales charges) (unaudited)	6 months
Legg Mason Target Retirement 2040:
Class A	1.71%
Class C	1.27%
Class FI	1.71%
Class R	1.53%
Class I	1.84%
Dow Jones Target 2040 Index	2.31%
Target Retirement 2040 Composite Index	2.26%
Lipper Mixed-Asset Target 2040 Funds Category Average	2.03%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value and investment returns will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance data current to the most recent month-end, please visit our website at www.leggmason.com/individualinvestors.

All share class returns assume the reinvestment of all distributions, including returns of capital, if any, at net asset value and the deduction of all Fund expenses. Returns have not been adjusted to include sales charges that may apply or the deduction of taxes that a shareholder would pay on Fund distributions. If sales charges were reflected, the performance quoted would be lower. Performance figures for periods shorter than one year represent cumulative figures and are not annualized.

Fund performance figures reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.

Total Annual Operating Expenses† (unaudited)

As of the Fund’s current prospectus dated August 1, 2011, the gross total annual operating expense ratios for Class A, Class C, Class FI, Class R and Class I shares were 6.32%, 7.51%, 6.46%, 6.75% and 6.29%, respectively.

Actual expenses may be higher. For example, expenses may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile.

As a result of expense limitation arrangements, the ratio of expenses, other than brokerage, interest, taxes and extraordinary expenses, to average net assets is not expected to exceed 1.15% for Class A shares, 1.90% for Class C shares, 1.15% for Class FI shares, 1.40% for Class R shares and 0.85% for Class I shares. These expense limitation arrangements take into account the expenses of the underlying funds and brokerage commissions paid on purchases and sales of shares of exchange-traded funds. These expense limitation arrangements cannot be terminated prior to December 31, 2012 without the Board of Trustees’ consent.

The manager is permitted to recapture amounts previously waived or reimbursed to a class during the same fiscal year if the class’ total annual operating expenses have fallen to a level below the expense limitation in effect at the time the fees were earned or the expenses incurred.

[1]

Lipper, Inc., a wholly-owned subsidiary of Reuters, provides independent insight on global collective investments. Returns are based on the six-month period ended July 31, 2011, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 177 funds in the Fund’s Lipper category, and excluding sales charges.

†	Includes expenses of the underlying funds in which the Fund invests.

Legg Mason Target Retirement Series	XIII

Legg Mason Target Retirement 2045

Performance review

For the six months ended July 31, 2011, Class A shares of Legg Mason Target Retirement 2045, excluding sales charges, returned 1.45%. The Fund’s primary benchmark, the Dow Jones Target 2045 Indexxiii, and its secondary benchmark, the Target Retirement 2045 Composite Indexxx, returned 2.21% and 2.26%, respectively, for the same period. The Lipper Mixed-Asset Target 2045 Funds Category Average1 returned 1.69% over the same time frame.

Performance Snapshot as of July 31, 2011
(excluding sales charges) (unaudited)	6 months
Legg Mason Target Retirement 2045:
Class A	1.45%
Class C	1.10%
Class FI	1.45%
Class R	1.28%
Class I	1.61%
Dow Jones Target 2045 Index	2.21%
Target Retirement 2045 Composite Index	2.26%
Lipper Mixed-Asset Target 2045 Funds Category Average	1.69%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value and investment returns will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance data current to the most recent month-end, please visit our website at www.leggmason.com/individualinvestors.

All share class returns assume the reinvestment of all distributions, including returns of capital, if any, at net asset value and the deduction of all Fund expenses. Returns have not been adjusted to include sales charges that may apply or the deduction of taxes that a shareholder would pay on Fund distributions. If sales charges were reflected, the performance quoted would be lower. Performance figures for periods shorter than one year represent cumulative figures and are not annualized.

Fund performance figures reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.

Total Annual Operating Expenses† (unaudited)

As of the Fund’s current prospectus dated August 1, 2011, the gross total annual operating expense ratios for Class A, Class C, Class FI, Class R and Class I shares were 8.02%, 9.10%, 7.79%, 8.06% and 7.63%, respectively.

Actual expenses may be higher. For example, expenses may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile.

As a result of expense limitation arrangements, the ratio of expenses, other than brokerage, interest, taxes and extraordinary expenses, to average net assets is not expected to exceed 1.15% for Class A shares, 1.90% for Class C shares, 1.15% for Class FI shares, 1.40% for Class R shares and 0.85% for Class I shares. These expense limitation arrangements take into account the expenses of the underlying funds and brokerage commissions paid on purchases and sales of shares of exchange-traded funds. These expense limitation arrangements cannot be terminated prior to December 31, 2012 without the Board of Trustees’ consent.

The manager is permitted to recapture amounts previously waived or reimbursed to a class during the same fiscal year if the class’ total annual operating expenses have fallen to a level below the expense limitation in effect at the time the fees were earned or the expenses incurred.

[1]

Lipper, Inc., a wholly-owned subsidiary of Reuters, provides independent insight on global collective investments. Returns are based on the six-month period ended July 31, 2011, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 107 funds in the Fund’s Lipper category, and excluding sales charges.

†	Includes expenses of the underlying funds in which the Fund invests.

XIV	Legg Mason Target Retirement Series

Investment commentary (cont’d)

Legg Mason Target Retirement 2050

Performance review

For the six months ended July 31, 2011, Class A shares of Legg Mason Target Retirement 2050, excluding sales charges, returned 1.61%. The Fund’s primary benchmark, the Dow Jones Target 2050 Indexxiii, and its secondary benchmark, the Target Retirement 2050 Composite Indexxxi, returned 2.21% and 2.26%, respectively, for the same period. The Lipper Mixed-Asset Target 2050+ Funds Category Average1 returned 1.80% over the same time frame.

Performance Snapshot as of July 31, 2011
(excluding sales charges) (unaudited)	6 months
Legg Mason Target Retirement 2050:
Class A	1.61%
Class C	1.26%
Class FI	1.70%
Class R	1.62%
Class I	1.82%
Dow Jones Target 2050 Index	2.21%
Target Retirement 2050 Composite Index	2.26%
Lipper Mixed-Asset Target 2050+ Funds Category Average	1.80%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value and investment returns will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance data current to the most recent month-end, please visit our website at www.leggmason.com/individualinvestors.

All share class returns assume the reinvestment of all distributions, including returns of capital, if any, at net asset value and the deduction of all Fund expenses. Returns have not been adjusted to include sales charges that may apply or the deduction of taxes that a shareholder would pay on Fund distributions. If sales charges were reflected, the performance quoted would be lower. Performance figures for periods shorter than one year represent cumulative figures and are not annualized.

Fund performance figures reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.

Total Annual Operating Expenses† (unaudited)

As of the Fund’s current prospectus dated August 1, 2011, the gross total annual operating expense ratios for Class A, Class C, Class FI, Class R and Class I shares were 9.11%, 10.69%, 9.39%, 9.66% and 9.29%, respectively.

Actual expenses may be higher. For example, expenses may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile.

As a result of expense limitation arrangements, the ratio of expenses, other than brokerage, interest, taxes and extraordinary expenses, to average net assets is not expected to exceed 1.15% for Class A shares, 1.90% for Class C shares, 1.15% for Class FI shares, 1.40% for Class R shares and 0.85% for Class I shares. These expense limitation arrangements take into account the expenses of the underlying funds and brokerage commissions paid on purchases and sales of shares of exchange-traded funds. These expense limitation arrangements cannot be terminated prior to December 31, 2012 without the Board of Trustees’ consent.

The manager is permitted to recapture amounts previously waived or reimbursed to a class during the same fiscal year if the class’ total annual operating expenses have fallen to a level below the expense limitation in effect at the time the fees were earned or the expenses incurred.

[1]

Lipper, Inc., a wholly-owned subsidiary of Reuters, provides independent insight on global collective investments. Returns are based on the six-month period ended July 31, 2011, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 191 funds in the Fund’s Lipper category, and excluding sales charges.

†	Includes expenses of the underlying funds in which the Fund invests.

Legg Mason Target Retirement Series	XV

Legg Mason Target Retirement Fund

Performance review

For the six months ended July 31, 2011, Class A shares of Legg Mason Target Retirement Fund, excluding sales charges, returned 4.08%. The Fund’s primary benchmarks, the Russell 3000 Indexxxii, the MSCI EAFE Index (Gross) and the Barclays Capital U.S. Aggregate Index, and its secondary benchmark, the Target Retirement Fund Composite Indexxxiii, returned 1.70%, 1.29%, 4.23% and 4.18%, respectively, for the same period. The Lipper Mixed-Asset Target Allocation Conservative Funds Category Average1 returned 2.86% over the same time frame.

Performance Snapshot as of July 31, 2011
(excluding sales charges) (unaudited)	6 months
Legg Mason Target Retirement Fund:
Class A	4.08%
Class C	3.68%
Class FI	4.08%
Class R	3.92%
Class I	4.20%
Russell 3000 Index	1.70%
MSCI EAFE Index (Gross)	1.29%
Barclays Capital U.S. Aggregate Index	4.23%
Target Retirement Fund Composite Index	4.18%
Lipper Mixed-Asset Target Allocation Conservative Funds Category Average	2.86%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value and investment returns will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance data current to the most recent month-end, please visit our website at www.leggmason.com/individualinvestors.

All share class returns assume the reinvestment of all distributions, including returns of capital, if any, at net asset value and the deduction of all Fund expenses. Returns have not been adjusted to include sales charges that may apply or the deduction of taxes that a shareholder would pay on Fund distributions. If sales charges were reflected, the performance quoted would be lower. Performance figures for periods shorter than one year represent cumulative figures and are not annualized.

Fund performance figures reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.

Total Annual Operating Expenses† (unaudited)

As of the Fund’s current prospectus dated August 1, 2011, the gross total annual operating expense ratios for Class A, Class C, Class FI, Class R and Class I shares were 7.71%, 8.85%, 7.79%, 8.03% and 7.54%, respectively.

Actual expenses may be higher. For example, expenses may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile.

As a result of expense limitation arrangements, the ratio of expenses, other than brokerage, interest, taxes and extraordinary expenses, to average net assets is not expected to exceed 1.15% for Class A shares, 1.90% for Class C shares, 1.15% for Class FI shares, 1.40% for Class R shares and 0.85% for Class I shares. These expense limitation arrangements take into account the expenses of the underlying funds and brokerage commissions paid on purchases and sales of shares of exchange-traded funds. These expense limitation arrangements cannot be terminated prior to December 31, 2012 without the Board of Trustees’ consent.

The manager is permitted to recapture amounts previously waived or reimbursed to a class during the same fiscal year if the class’ total annual operating expenses have fallen to a level below the expense limitation in effect at the time the fees were earned or the expenses incurred.

[1]

Lipper, Inc., a wholly-owned subsidiary of Reuters, provides independent insight on global collective investments. Returns are based on the six-month period ended July 31, 2011, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 456 funds in the Fund’s Lipper category, and excluding sales charges.

†	Includes expenses of the underlying funds in which the Fund invests.

XVI	Legg Mason Target Retirement Series

Investment commentary (cont’d)

As always, thank you for your confidence in our stewardship of your assets.

Sincerely,

R. Jay Gerken, CFA

Chairman, President and Chief Executive Officer

August 26, 2011

RISKS: Mutual funds are subject to risk, including possible loss of principal. Because these Funds have exposure to both stocks and bonds through the underlying funds in which they invest, the Funds may underperform stock funds when stocks are in favor, and underperform bond funds when bonds are in favor. Investments in bonds are subject to interest rate and credit risks. As interest rates rise, bond prices fall, reducing the value of the Funds’ share prices. International stocks are subject to certain risks, including currency fluctuations and changes in political and economic conditions; these risks are heightened for investments in emerging markets; small- and mid-cap stocks often experience sharper price fluctuations than stocks of large-cap companies; high-yield securities are lower-rated issues and inherently more risky than higher-rated securities.

Each Fund in Legg Mason Target Retirement Series is a “fund of funds” — meaning it invests in other underlying funds. There are additional risks and other expenses associated with funds that invest in other mutual funds rather than directly in portfolio securities. In addition to a Fund’s operating expenses, an investment will indirectly bear the operating expenses of the underlying funds. Each underlying fund may engage in active and frequent trading, resulting in higher portfolio turnover and transaction costs. This may lead to the distribution of higher capital gains to shareholders, increasing their tax liability. Certain of the underlying funds may sell securities short. Unlike the possible loss on a security that is purchased, there is no limit on the amount of loss on an appreciating security that is sold short. Investment in underlying funds that invest in real estate-related securities (including real estate investment trusts) expose a fund to risk similar to investing directly in real estate. The value of these underlying investments may be affected by changes in the value of the underlying real estate, the creditworthiness of the issuer of the investments, and changes in property taxes, interest rates and the real estate regulatory environment. In addition, some of the underlying funds may use derivatives, such as options and futures, which can be illiquid, may disproportionately increase losses, and have a potentially large impact on Fund performance. Please see the Funds’ prospectus for more information on these and other risks, and the Funds’ investment strategies.

All investments are subject to risk including the possible loss of principal. Past performance is no guarantee of future results. All index performance reflects no deduction for fees, expenses or taxes. Please note that an investor cannot invest directly in an index.

The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole. Forecasts and predictions are inherently limited and should not be relied upon as an indication of actual or future performance.

[i]	Gross domestic product (“GDP”) is the market value of all final goods and services produced within a country in a given period of time.

ii

The Federal Reserve Board (“Fed”) is responsible for the formulation of policies designed to promote economic growth, full employment, stable prices and a sustainable pattern of international trade and payments.

iii

The Institute for Supply Management’s PMI is based on a survey of purchasing executives who buy the raw materials for manufacturing at more than 350 companies. It offers an early reading on the health of the manufacturing sector.

iv

The federal funds rate is the rate charged by one depository institution on an overnight sale of immediately available funds (balances at the Federal Reserve) to another depository institution; the rate may vary from depository institution to depository institution and from day to day.

[v]	The S&P 500 Index is an unmanaged index of 500 stocks and is generally representative of the performance of larger companies in the U.S.

vi	The MSCI EAFE Index is a free float-adjusted market capitalization index designed to measure developed market equity performance, excluding the U.S. and Canada.

vii	The MSCI Emerging Markets Index is a free float-adjusted market capitalization index that is designed to measure equity market performance in the global emerging markets.

viii

Duration is the measure of the price sensitivity of a fixed-income security to an interest rate change of 100 basis points. Calculation is based on the weighted average of the present values for all cash flows.

ix

The Barclays Capital U.S. Aggregate Index is a broad-based bond index comprised of government, corporate, mortgage- and asset-backed issues, rated investment grade or higher, and having at least one year to maturity.

[x]

The Barclays Capital Global Aggregate Index (Hedged) is a broad-based bond index that measures a wide spectrum of global government, government-related agencies, corporate and securitized fixed-income investments, all with maturities greater than one year.

xi

The Barclays Capital U.S. High Yield — 2% Issuer Cap Index is an index of the 2% Issuer Cap component of the Barclays Capital U.S. Corporate High Yield Index, which covers the U.S. dollar-denominated, non-investment grade, fixed-rate, taxable corporate bond market.

xii

The JPMorgan Emerging Markets Bond Index Global (“EMBI Global”) tracks total returns for U.S. dollar-denominated debt instruments issued by emerging market sovereign and quasi-sovereign entities: Brady bonds, loans, Eurobonds and local market instruments.

xiii

The Dow Jones Target Date Indices (each an “Index” or collectively the “Indices”) are a series of indices designed as benchmarks for multi-asset class portfolios with risk profiles that become more conservative over time. Each Index is comprised of a set of equity, bond and cash sub-indices. The Index weightings among the major asset classes are adjusted monthly based on a published set of Index rules. The Indices with longer time horizons have higher allocations to equity securities, while the Indices with shorter time horizons replace some of their stock allocations with allocations to fixed-income securities and money market instruments. The Index returns reflect hypothetical back-tested performance. Back-tested performance information is purely hypothetical and is provided solely for informational purposes.

Legg Mason Target Retirement Series	XVII
xiv

The Target Retirement 2015 Composite Index is a hypothetical combination of unmanaged indices reflecting the Fund’s target asset allocation as of July 31, 2011. The Composite Index combines returns from the MSCI EAFE Index (24.19%), Russell 1000 Index (22.76%), Barclays Capital U.S. Aggregate Index (22.24%), Barclays Capital Global Aggregate ex-USD Index (15%), FTSE NAREIT All REITs Index (5%), Russell 2000 Index (5%), MSCI Emerging Markets Index (4.54%) and Barclays Capital U.S. High Yield — 2% Issuer Cap Index (1.27%). The Russell 1000 Index measures the performance of the 1,000 largest companies in the Russell 3000 Index, which represents approximately 92% of the total market capitalization of the Russell 3000 Index. The Barclays Capital Global Aggregate ex-USD Index tracks an international basket of government, corporate, agency and mortgage-related bonds. The FTSE NAREIT All REITs Index consists of all tax-qualified real estate investment trusts (“REITs”) listed on the New York Stock Exchange, American Stock Exchange or NASDAQ National Market List. The Russell 2000 Index measures the performance of the 2,000 smallest companies in the Russell 3000 Index, which represents approximately 8% of the total market capitalization of the Russell 3000 Index. Over time, the Composite Index will change with the Fund’s asset allocation; and the Index allocation will gradually become more conservative. When the Fund’s Composite Index changes, the composite’s new allocation is utilized to calculate composite performance from and after such changes. Composite performance for periods prior to the change is not recalculated or restated based on the composite’s new allocation but rather reflects the Composite Index’s actual allocation during that period which may be different than the current Composite Index allocation.

xv

The Target Retirement 2020 Composite Index is a hypothetical combination of unmanaged indices reflecting the Fund’s target asset allocation as of July 31, 2011. The Composite Index combines returns from the Russell 1000 Index (27.66%), MSCI EAFE Index (25.97%), Barclays Capital U.S. Aggregate Index (15.58%), Barclays Capital Global Aggregate ex-USD Index (15%), FTSE NAREIT All REITs Index (5%), Russell 2000 Index (5%), MSCI Emerging Markets Index (4.03%), JPMorgan Emerging Markets Bond Index Plus (1.24%) and Barclays Capital U.S. High Yield — 2% Issuer Cap Index (0.52%). The JPMorgan Emerging Markets Bond Index Plus is a total return index that tracks the traded market for U.S. dollar-denominated Brady and other similar sovereign restructured bonds traded in the emerging markets. Over time, the Composite Index will change with the Fund’s asset allocation; and the Index allocation will gradually become more conservative. When the Fund’s Composite Index changes, the composite’s new allocation is utilized to calculate composite performance from and after such changes. Composite performance for periods prior to the change is not recalculated or restated based on the composite’s new allocation but rather reflects the Composite Index’s actual allocation during that period which may be different than the current Composite Index allocation.

xvi

The Target Retirement 2025 Composite Index is a hypothetical combination of unmanaged indices reflecting the Fund’s target asset allocation as of July 31, 2011. The Composite Index combines returns from the Russell 1000 Index (33.12%), MSCI EAFE Index (26.95%), Barclays Capital Global Aggregate ex-USD Index (12.52%), Barclays Capital U.S. Aggregate Index (10.53%), FTSE NAREIT All REITs Index (5%), Russell 2000 Index (5%), JPMorgan Emerging Markets Bond Index Plus (3.08%), MSCI Emerging Markets Index (3.05%) and Barclays Capital U.S. High Yield — 2% Issuer Cap Index (0.75%). Over time, the Composite Index will change with the Fund’s asset allocation; and the Index allocation will gradually become more conservative. When the Fund’s Composite Index changes, the composite’s new allocation is utilized to calculate composite performance from and after such changes. Composite performance for periods prior to the change is not recalculated or restated based on the composite’s new allocation but rather reflects the Composite Index’s actual allocation during that period which may be different than the current Composite Index allocation.

xvii

The Target Retirement 2030 Composite Index is a hypothetical combination of unmanaged indices reflecting the Fund’s target asset allocation as of July 31, 2011. The Composite Index combines returns from the Russell 1000 Index (41.43%), MSCI EAFE Index (28.08%), Barclays Capital U.S. Aggregate Index (6.77%), FTSE NAREIT All REITs Index (5%), JPMorgan Emerging Markets Bond Index Plus (5%), Russell 2000 Index (5%), Barclays Capital Global Aggregate ex-USD Index (4.97%), MSCI Emerging Markets Index (1.92%) and Barclays Capital U.S. High Yield — 2% Issuer Cap Index (1.83%). Over time, the Composite Index will change with the Fund’s asset allocation; and the Index allocation will gradually become more conservative. When the Fund’s Composite Index changes, the composite’s new allocation is utilized to calculate composite performance from and after such changes. Composite performance for periods prior to the change is not recalculated or restated based on the composite’s new allocation but rather reflects the Composite Index’s actual allocation during that period which may be different than the current Composite Index allocation.

xviii

The Target Retirement 2035 Composite Index is a hypothetical combination of unmanaged indices reflecting the Fund’s target asset allocation as of July 31, 2011. The Composite Index combines returns from the Russell 1000 Index (52%), MSCI EAFE Index (28.27%), FTSE NAREIT All REITs Index (5%), JPMorgan Emerging Markets Bond Index Plus (5%), Russell 2000 Index (5%), Barclays Capital U.S. Aggregate Index (3%) and MSCI Emerging Markets Index (1.73%). Over time, the Composite Index will change with the Fund’s asset allocation; and the Index allocation will gradually become more conservative. When the Fund’s Composite Index changes, the composite’s new allocation is utilized to calculate composite performance from and after such changes. Composite performance for periods prior to the change is not recalculated or restated based on the composite’s new allocation but rather reflects the Composite Index’s actual allocation during that period which may be different than the current Composite Index allocation.

xix

The Target Retirement 2040 Composite Index is a hypothetical combination of unmanaged indices reflecting the Fund’s target asset allocation as of July 31, 2011. The Composite Index combines returns from the Russell 1000 Index (51%), MSCI EAFE Index (25.66%), Russell 2000 Index (7.57%), FTSE NAREIT All REITs Index (5%), MSCI Emerging Markets Index (4.34%), JPMorgan Emerging Markets Bond Index Plus (3.43%) and Barclays Capital U.S. Aggregate Index (3%). Over time, the Composite Index will change with the Fund’s asset allocation; and the Index allocation will gradually become more conservative. When the Fund’s Composite Index changes, the composite’s new allocation is utilized to calculate composite performance from and after such changes. Composite performance for periods prior to the change is not recalculated or restated based on the composite’s new allocation but rather reflects the Composite Index’s actual allocation during that period which may be different than the current Composite Index allocation.

xx

The Target Retirement 2045 Composite Index is a hypothetical combination of unmanaged indices reflecting the Fund’s target asset allocation as of July 31, 2011 The Composite Index combines returns from the Russell 1000 Index (51%), MSCI EAFE Index (25.66%), Russell 2000 Index (7.57%), FTSE NAREIT All REITs Index (5%), MSCI Emerging Markets Index (4.34%), JPMorgan Emerging Markets Bond Index Plus (3.43%) and Barclays Capital U.S. Aggregate Index (3%). Over time, the Composite Index will change with the Fund’s asset allocation; and the Index allocation will gradually become more conservative. When the Fund’s Composite Index changes, the composite’s new allocation is utilized to calculate composite performance from and after such changes. Composite performance for periods prior to the change is not recalculated or restated based on the composite’s new allocation but rather reflects the Composite Index’s actual allocation during that period which may be different than the current Composite Index allocation.

XVIII	Legg Mason Target Retirement Series

Investment commentary (cont’d)

xxi

The Target Retirement 2050 Composite Index is a hypothetical combination of unmanaged indices reflecting the Fund’s target asset allocation as of July 31, 2011. The Composite Index combines returns from the Russell 1000 Index (51%), MSCI EAFE Index (25.66%), Russell 2000 Index (7.57%), FTSE NAREIT All REITs Index (5%), MSCI Emerging Markets Index (4.34%), JPMorgan Emerging Markets Bond Index Plus (3.43%) and Barclays Capital U.S. Aggregate Index (3%). Over time, the Composite Index will change with the Fund’s asset allocation; and the Index allocation will gradually become more conservative. When the Fund’s Composite Index changes, the composite’s new allocation is utilized to calculate composite performance from and after such changes. Composite performance for periods prior to the change is not recalculated or restated based on the composite’s new allocation but rather reflects the Composite Index’s actual allocation during that period which may be different than the current Composite Index allocation.

xxii	The Russell 3000 Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the U.S. equity market.
xxiii

The Target Retirement Fund Composite Index is a hypothetical combination of unmanaged indices reflecting the Fund’s target asset allocation as of July 31, 2011. The Composite Index combines returns from the Barclays Capital U.S. Aggregate Index (42.18%), Barclays Capital Global Aggregate ex-USD Index (15%), MSCI EAFE Index (13.91%), Russell 1000 Index (8.3%), Barclays Capital U.S. High Yield — 2% Issuer Cap Index (7.39%), FTSE NAREIT All REITs Index (5%), Russell 2000 Index (5%) and MSCI Emerging Markets Index (3.22%). Over time, the Composite Index will change with the Fund’s asset allocation; and the Index allocation will gradually become more conservative. When the Fund’s Composite Index changes, the composite’s new allocation is utilized to calculate composite performance from and after such changes. Composite performance for periods prior to the change is not recalculated or restated based on the composite’s new allocation but rather reflects the Composite Index’s actual allocation during that period which may be different than the current Composite Index allocation.

Legg Mason Target Retirement Series 2011 Semi-Annual Report	1

Funds at a glance (unaudited)

Legg Mason Target Retirement 2015 Breakdown (%) as of — July 31, 2011†

As a Percent of Total Long-Term Investments

% of Total Long-Term Investments	Top 5 Sectors:
21.8 Western Asset Funds, Inc. — Western Asset Core Bond Portfolio, Class IS Shares	Corporate Bonds & Notes Mortgage-Backed Securities Collateralized Mortgage Obligations U.S. Government & Agency Obligations U.S. Treasury Inflation Protected Securities
13.2 Legg Mason Charles Street Trust, Inc. — Legg Mason BW Global Opportunities Bond Fund, Class IS Shares	Sovereign Bonds U.S. Government & Agency Obligations Corporate Bonds & Notes Collateralized Mortgage Obligations Municipal Bonds
8.8 iShares Trust — iShares MSCI EAFE Index Fund	Financials Industrials Materials Consumer Discretionary Consumer Staples
6.8 Legg Mason Global Trust, Inc. — Legg Mason Batterymarch International Equity Trust, Class IS Shares	Financials Industrials Materials Consumer Discretionary Health Care
6.5 Legg Mason Partners Equity Trust — Legg Mason Global Currents International All Cap Opportunity Fund, Class IS Shares	Consumer Discretionary Financials Health Care Industrials Information Technology
5.9 iShares Trust — iShares Russell 1000 Value Index Fund	Financial Services Energy Health Care Utilities Consumer Discretionary
5.2 Vanguard Specialized Funds — Vanguard REIT Index Fund, ETF Shares	Specialized REITs Retail REITs Residential REITs Office REITs Diversified REITs
5.1 Legg Mason Global Asset Management Trust — Legg Mason Strategic Real Return Fund, Class I Shares	U.S. Treasury Inflation Protected Securities Exchange-Traded Funds Financials Health Care Consumer Staples
3.2 Legg Mason Partners Equity Trust — Legg Mason ClearBridge Appreciation Fund, Class IS Shares	Information Technology Financials Industrials Energy Consumer Staples

†	Subject to change at any time.

% of Total Long-Term Investments	Top 5 Sectors:
3.1 Legg Mason Partners Equity Trust — Legg Mason Batterymarch U.S. Large Cap Equity Fund, Class IS Shares	Information Technology Health Care Industrials Financials Energy
3.1 The Royce Fund — Royce Value Fund, Institutional Class Shares	Materials Financials Information Technology Consumer Discretionary Energy
2.7 Legg Mason Global Trust, Inc. — Legg Mason Batterymarch Emerging Markets Trust, Class IS Shares	Financials Energy Materials Consumer Discretionary Information Technology
2.6 iShares Trust — iShares Russell 1000 Growth Index Fund	Technology Consumer Discretionary Producer Durables Energy Health Care
2.2 Legg Mason Capital Management Growth Trust, Inc., Class I Shares	Information Technology Health Care Consumer Staples Industrials Financials
2.2 Legg Mason Partners Equity Trust — Legg Mason ClearBridge Aggressive Growth Fund, Class IS Shares	Health Care Energy Consumer Discretionary Information Technology Industrials
2.1 Legg Mason Capital Management Value Trust, Inc., Class I Shares	Information Technology Financials Health Care Consumer Discretionary Consumer Staples
2.0 iShares Trust — iShares Russell 2000 Index Fund	Financial Services Technology Consumer Discretionary Producer Durables Health Care
1.8 Vanguard International Equity Index Funds — Vanguard Emerging Markets Stock Index Fund, ETF Shares	Financials Materials Energy Information Technology Consumer Discretionary
1.7 Western Asset Funds, Inc. — Western Asset High Yield Portfolio, Class IS Shares	Consumer Discretionary Industrials Energy Financials Telecommunication Services

2	Legg Mason Target Retirement Series 2011 Semi-Annual Report

Funds at a glance (unaudited) (cont’d)

Legg Mason Target Retirement 2020 Breakdown (%) as of — July 31, 2011†

As a Percent of Total Long-Term Investments

% of Total Long-Term Investments	Top 5 Sectors:
18.2 Western Asset Funds, Inc. — Western Asset Core Bond Portfolio, Class IS Shares	Corporate Bonds & Notes Mortgage-Backed Securities Collateralized Mortgage Obligations U.S. Government & Agency Obligations U.S. Treasury Inflation Protected Securities
13.2 Legg Mason Charles Street Trust, Inc. — Legg Mason BW Global Opportunities Bond Fund, Class IS Shares	Sovereign Bonds U.S. Government & Agency Obligations Corporate Bonds & Notes Collateralized Mortgage Obligations Municipal Bonds
9.8 iShares Trust — iShares MSCI EAFE Index Fund	Financials Industrials Materials Consumer Discretionary Consumer Staples
7.3 Legg Mason Global Trust, Inc. — Legg Mason Batterymarch International Equity Trust, Class IS Shares	Financials Industrials Materials Consumer Discretionary Health Care
7.1 Legg Mason Partners Equity Trust — Legg Mason Global Currents International All Cap Opportunity Fund, Class IS Shares	Consumer Discretionary Financials Health Care Industrials Information Technology
6.8 iShares Trust — iShares Russell 1000 Value Index Fund	Financial Services Energy Health Care Utilities Consumer Discretionary
5.2 Vanguard Specialized Funds — Vanguard REIT Index Fund, ETF Shares	Specialized REITs Retail REITs Residential REITs Office REITs Diversified REITs
5.2 Legg Mason Global Asset Management Trust — Legg Mason Strategic Real Return Fund, Class I Shares	U.S. Treasury Inflation Protected Securities Exchange-Traded Funds Financials Health Care Consumer Staples
3.6 Legg Mason Partners Equity Trust — Legg Mason ClearBridge Appreciation Fund, Class IS Shares	Information Technology Financials Industrials Energy Consumer Stalpes

†	Subject to change at any time.

% of Total Long-Term Investments	Top 5 Sectors:
3.6 Legg Mason Partners Equity Trust — Legg Mason Batterymarch U.S. Large Cap Equity Fund, Class IS Shares	Information Technology Health Care Industrials Financials Energy
2.9 iShares Trust — iShares Russell 1000 Growth Index Fund	Technology Consumer Discretionary Producer Durables Energy Health Care
2.9 The Royce Fund — Royce Value Fund, Institutional Class Shares	Materials Financials Information Technology Consumer Discretionary Energy
2.8 Legg Mason Global Trust, Inc. — Legg Mason Batterymarch Emerging Markets Trust, Class IS Shares	Financials Energy Materials Consumer Discretionary Information Technology
2.5 Legg Mason Partners Equity Trust — Legg Mason ClearBridge Aggressive Growth Fund, Class IS Shares	Health Care Energy Consumer Discretionary Information Technology Industrials
2.4 Legg Mason Capital Management Growth Trust, Inc., Class I Shares	Information Technology Health Care Consumer Staples Industrials Financials
2.3 Legg Mason Capital Management Value Trust, Inc., Class I Shares	Information Technology Financials Health Care Consumer Discretionary Consumer Staples
2.0 iShares Trust — iShares Russell 2000 Index Fund	Financial Services Technology Consumer Discretionary Producer Durables Health Care
1.7 Vanguard International Equity Index Funds — Vanguard Emerging Markets Stock Index Fund, ETF Shares	Financials Materials Energy Information Technology Consumer Discretionary
0.5 Western Asset Funds, Inc. — Western Asset High Yield Portfolio, Class IS Shares	Consumer Discretionary Industrials Energy Financials Telecommunication Services

Legg Mason Target Retirement Series 2011 Semi-Annual Report	3

Legg Mason Target Retirement 2025 Breakdown (%) as of — July 31, 2011†

As a Percent of Total Long-Term Investments

% of Total Long-Term Investments	Top 5 Sectors:
12.4 Legg Mason Charles Street Trust, Inc. — Legg Mason BW Global Opportunities Bond Fund, Class IS Shares	Sovereign Bonds U.S. Government & Agency Obligations Corporate Bonds & Notes Collateralized Mortgage Obligations Municipal Bonds
11.0 Western Asset Funds, Inc. — Western Asset Core Bond Portfolio, Class IS Shares	Corporate Bonds & Notes Mortgage-Backed Securities Collateralized Mortgage Obligations U.S. Government & Agency Obligations U.S. Treasury Inflation Protected Securities
10.3 iShares Trust — iShares MSCI EAFE Index Fund	Financials Industrials Materials Consumer Discretionary Consumer Staples
8.3 iShares Trust — iShares Russell 1000 Value Index Fund	Financial Services Energy Health Care Utilities Consumer Discretionary
7.7 Legg Mason Partners Equity Trust — Legg Mason Global Currents International All Cap Opportunity Fund, Class IS Shares	Consumer Discretionary Financials Health Care Industrials Information Technology
7.6 Legg Mason Global Trust, Inc. — Legg Mason Batterymarch International Equity Trust, Class IS Shares	Financials Industrials Materials Consumer Discretionary Health Care
5.3 Legg Mason Global Asset Management Trust — Legg Mason Strategic Real Return Fund, Class I Shares	U.S. Treasury Inflation Protected Securities Exchange-Traded Funds Financials Health Care Consumer Staples
5.1 Vanguard Specialized Funds — Vanguard REIT Index Fund, ETF Shares	Specialized REITs Retail REITs Residential REITs Office REITs Diversified REITs
4.5 Legg Mason Partners Equity Trust — Legg Mason ClearBridge Appreciation Fund, Class IS Shares	Information Technology Financials Industrials Energy Consumer Stalpes

†	Subject to change at any time.

% of Total Long-Term Investments	Top 5 Sectors:
4.4 Legg Mason Partners Equity Trust — Legg Mason Batterymarch U.S. Large Cap Equity Fund, Class IS Shares	Information Technology Health Care Industrials Financials Energy
3.5 iShares Trust — iShares Russell 1000 Growth Index Fund	Technology Consumer Discretionary Producer Durables Energy Health Care
3.2 Legg Mason Capital Management Growth Trust, Inc., Class I Shares	Information Technology Health Care Consumer Staples Industrials Financials
3.0 Legg Mason Partners Equity Trust — Legg Mason ClearBridge Aggressive Growth Fund, Class IS Shares	Health Care Energy Consumer Discretionary Information Technology Industrials
3.0 Legg Mason Capital Management Value Trust, Inc., Class I Shares	Information Technology Financials Health Care Consumer Discretionary Consumer Staples
2.9 The Royce Fund — Royce Value Fund, Institutional Class Shares	Materials Financials Information Technology Consumer Discretionary Energy
2.2 Legg Mason Global Trust, Inc. — Legg Mason Batterymarch Emerging Markets Trust, Class IS Shares	Financials Energy Materials Consumer Discretionary Information Technology
1.9 iShares Trust — iShares Russell 2000 Index Fund	Financial Services Technology Consumer Discretionary Producer Durables Health Care
1.6 Legg Mason Partners Income Trust — Western Asset Emerging Markets Debt Portfolio, Class I Shares	Sovereign Bonds Energy Materials Telecommunication Services Utilities
1.5 Vanguard International Equity Index Funds — Vanguard Emerging Markets Stock Index Fund, ETF Shares	Financials Materials Energy Information Technology Consumer Discretionary
0.6 Western Asset Funds, Inc. — Western Asset High Yield Portfolio, Class IS Shares	Consumer Discretionary Industrials Energy Financials Telecommunication Services

4	Legg Mason Target Retirement Series 2011 Semi-Annual Report

Funds at a glance (unaudited) (cont’d)

Legg Mason Target Retirement 2030 Breakdown (%) as of — July 31, 2011†

As a Percent of Total Long-Term Investments

% of Total Long-Term Investments	Top 5 Sectors:
10.9 iShares Trust — iShares MSCI EAFE Index Fund	Financials Industrials Materials Consumer Discretionary Consumer Staples
10.4 iShares Trust — iShares Russell 1000 Value Index Fund	Financial Services Energy Health Care Utilities Consumer Discretionary
8.6 Legg Mason Global Trust, Inc. — Legg Mason Batterymarch International Equity Trust, Class IS Shares	Financials Industrials Materials Consumer Discretionary Health Care
8.4 Legg Mason Partners Equity Trust — Legg Mason Global Currents International All Cap Opportunity Fund, Class IS Shares	Consumer Discretionary Financials Health Care Industrials Information Technology
8.2 Legg Mason Charles Street Trust, Inc. — Legg Mason BW Global Opportunities Bond Fund, Class IS Shares	Sovereign Bonds U.S. Government & Agency Obligations Corporate Bonds & Notes Collateralized Mortgage Obligations Municipal Bonds
7.8 Western Asset Funds, Inc. — Western Asset Core Bond Portfolio, Class IS Shares	Corporate Bonds & Notes Mortgage-Backed Securities Collateralized Mortgage Obligations U.S. Government & Agency Obligations U.S. Treasury Inflation Protected Securities
5.8 Legg Mason Partners Equity Trust — Legg Mason ClearBridge Appreciation Fund, Class IS Shares	Information Technology Financials Industrials Energy Consumer Staples
5.8 Legg Mason Partners Equity Trust — Legg Mason Batterymarch U.S. Large Cap Equity Fund, Class IS Shares	Information Technology Health Care Industrials Financials Energy
5.0 Vanguard Specialized Funds — Vanguard REIT Index Fund, ETF Shares	Specialized REITs Retail REITs Residential REITs Office REITs Diversified REITs

†	Subject to change at any time.

% of Total Long-Term Investments	Top 5 Sectors:
4.6 iShares Trust — iShares Russell 1000 Growth Index Fund	Technology Consumer Discretionary Producer Durables Energy Health Care
4.1 Legg Mason Partners Equity Trust — Legg Mason ClearBridge Aggressive Growth Fund, Class IS Shares	Health Care Energy Consumer Discretionary Information Technology Industrials
3.9 Legg Mason Capital Management Growth Trust, Inc., Class I Shares	Information Technology Health Care Consumer Staples Industrials Financials
3.9 Legg Mason Partners Income Trust — Western Asset Emerging Markets Debt Portfolio, Class I Shares	Sovereign Bonds Energy Materials Telecommunication Services Utilities
3.8 Legg Mason Capital Management Value Trust, Inc., Class I Shares	Information Technology Financials Health Care Consumer Discretionary Consumer Staples
3.0 The Royce Fund — Royce Value Fund, Institutional Class Shares	Materials Financials Information Technology Consumer Discretionary Energy
2.2 iShares Trust — iShares Russell 2000 Index Fund	Financial Services Technology Consumer Discretionary Producer Durables Health Care
1.6 Legg Mason Global Trust, Inc. — Legg Mason Batterymarch Emerging Markets Trust, Class IS Shares	Financials Energy Materials Consumer Discretionary Information Technology
1.0 Vanguard International Equity Index Funds — Vanguard Emerging Markets Stock Index Fund, ETF Shares	Financials Materials Energy Information Technology Consumer Discretionary
1.0 Western Asset Funds, Inc. — Western Asset High Yield Portfolio, Class IS Shares	Consumer Discretionary Industrials Energy Financials Telecommunication Services

Legg Mason Target Retirement Series 2011 Semi-Annual Report	5

Legg Mason Target Retirement 2035 Breakdown (%) as of — July 31, 2011†

As a Percent of Total Long-Term Investments

% of Total Long-Term Investments	Top 5 Sectors:
13.2 iShares Trust — iShares Russell 1000 Value Index Fund	Financial Services Energy Health Care Utilities Consumer Discretionary
11.4 iShares Trust — iShares MSCI EAFE Index Fund	Financials Industrials Materials Consumer Discretionary Consumer Staples
8.8 Legg Mason Global Trust, Inc. — Legg Mason Batterymarch International Equity Trust, Class IS Shares	Financials Industrials Materials Consumer Discretionary Health Care
8.3 Legg Mason Partners Equity Trust — Legg Mason Global Currents International All Cap Opportunity Fund, Class IS Shares	Consumer Discretionary Financials Health Care Industrials Information Technology
7.3 Legg Mason Partners Equity Trust — Legg Mason Batterymarch U.S. Large Cap Equity Fund, Class IS Shares	Information Technology Health Care Industrials Financials Energy
7.2 Legg Mason Partners Equity Trust — Legg Mason ClearBridge Appreciation Fund, Class IS Shares	Information Technology Financials Industrials Energy Consumer Staples
5.7 iShares Trust — iShares Russell 1000 Growth Index Fund	Technology Consumer Discretionary Producer Durables Energy Health Care
5.2 Vanguard Specialized Funds — Vanguard REIT Index Fund, ETF Shares	Specialized REITs Retail REITs Residential REITs Office REITs Diversified REITs
5.1 Legg Mason Partners Equity Trust — Legg Mason ClearBridge Aggressive Growth Fund, Class IS Shares	Health Care Energy Consumer Discretionary Information Technology Industrials
4.7 Legg Mason Capital Management Value Trust, Inc., Class I Shares	Information Technology Financials Health Care Consumer Discretionary Consumer Staples

†	Subject to change at any time.

% of Total Long-Term Investments	Top 5 Sectors:
4.6 Legg Mason Capital Management Growth Trust, Inc., Class I Shares	Information Technology Health Care Consumer Staples Industrials Financials
4.4 Western Asset Funds, Inc. — Western Asset Core Bond Portfolio, Class IS Shares	Corporate Bonds & Notes Mortgage-Backed Securities Collateralized Mortgage Obligations U.S. Government & Agency Obligations U.S. Treasury Inflation Protected Securities
4.0 Legg Mason Partners Income Trust — Western Asset Emerging Markets Debt Portfolio, Class I Shares	Sovereign Bonds Energy Materials Telecommunication Services Utilities
3.1 The Royce Fund — Royce Value Fund, Institutional Class Shares	Materials Financials Information Technology Consumer Discretionary Energy
2.2 iShares Trust — iShares Russell 2000 Index Fund	Financial Services Technology Consumer Discretionary Producer Durables Health Care
2.1 Western Asset Funds, Inc. — Western Asset High Yield Portfolio, Class IS Shares	Consumer Discretionary Industrials Energy Financials Telecommunication Services
1.1 Legg Mason Charles Street Trust, Inc. — Legg Mason BW Global Opportunities Bond Fund, Class IS Shares	Sovereign Bonds U.S. Government & Agency Obligations Corporate Bonds & Notes Collateralized Mortgage Obligations Municipal Bonds
0.9 Legg Mason Global Trust, Inc. — Legg Mason Batterymarch Emerging Markets Trust, Class IS Shares	Financials Energy Materials Consumer Discretionary Information Technology
0.7 Vanguard International Equity Index Funds —Vanguard Emerging Markets Stock Index Fund, ETF Shares	Financials Materials Energy Information Technology Consumer Discretionary

6	Legg Mason Target Retirement Series 2011 Semi-Annual Report

Funds at a glance (unaudited) (cont’d)

Legg Mason Target Retirement 2040 Breakdown (%) as of — July 31, 2011†

As a Percent of Total Long-Term Investments

% of Total Long-Term Investments	Top 5 Sectors:
14.0 iShares Trust — iShares Russell 1000 Value Index Fund	Financial Services Energy Health Care Utilities Consumer Discretionary
10.3 iShares Trust — iShares MSCI EAFE Index Fund	Financials Industrials Materials Consumer Discretionary Consumer Staples
8.0 Legg Mason Global Trust, Inc. — Legg Mason Batterymarch International Equity Trust, Class IS Shares	Financials Industrials Materials Consumer Discretionary Health Care
7.9 Legg Mason Partners Equity Trust — Legg Mason Global Currents International All Cap Opportunity Fund, Class IS Shares	Consumer Discretionary Financials Health Care Industrials Information Technology
7.8 Legg Mason Partners Equity Trust — Legg Mason ClearBridge Appreciation Fund, Class IS Shares	Information Technology Financials Industrials Energy Consumer Stalpes
7.6 Legg Mason Partners Equity Trust — Legg Mason Batterymarch U.S. Large Cap Equity Fund, Class IS Shares	Information Technology Health Care Industrials Financials Energy
6.0 iShares Trust — iShares Russell 1000 Growth Index Fund	Technology Consumer Discretionary Producer Durables Energy Health Care
5.4 Legg Mason Partners Equity Trust — Legg Mason ClearBridge Aggressive Growth Fund, Class IS Shares	Health Care Energy Consumer Discretionary Information Technology Industrials
5.3 Legg Mason Partners Income Trust — Western Asset Emerging Markets Debt Portfolio, Class I Shares	Sovereign Bonds Energy Materials Telecommunication Services Utilities

†	Subject to change at any time.

% of Total Long-Term Investments	Top 5 Sectors:
5.1 Legg Mason Capital Management Value Trust, Inc., Class I Shares	Information Technology Financials Health Care Consumer Discretionary Consumer Staples
5.1 Legg Mason Capital Management Growth Trust, Inc., Class I Shares	Information Technology Health Care Consumer Staples Industrials Financials
4.9 Vanguard Specialized Funds — Vanguard REIT Index Fund, ETF Shares	Specialized REITs Retail REITs Residential REITs Office REITs Diversified REITs
3.9 The Royce Fund — Royce Value Fund, Institutional Class Shares	Materials Financials Information Technology Consumer Discretionary Energy
3.1 Western Asset Funds, Inc. — Western Asset Core Bond Portfolio, Class IS Shares	Corporate Bonds & Notes Mortgage-Backed Securities Collateralized Mortgage Obligations U.S. Government & Agency Obligations U.S. Treasury Inflation Protected Securities
2.6 iShares Trust — iShares Russell 2000 Index Fund	Financial Services Technology Consumer Discretionary Producer Durables Health Care
1.8 Legg Mason Global Trust, Inc. — Legg Mason Batterymarch Emerging Markets Trust, Class IS Shares	Financials Energy Materials Consumer Discretionary Information Technology
1.2 Vanguard International Equity Index Funds — Vanguard Emerging Markets Stock Index Fund, ETF Shares	Financials Materials Energy Information Technology Consumer Discretionary

Legg Mason Target Retirement Series 2011 Semi-Annual Report	7

Legg Mason Target Retirement 2045 Breakdown (%) as of — July 31, 2011†

As a Percent of Total Long-Term Investments

% of Total Long-Term Investments	Top 5 Sectors:
14.2 iShares Trust — iShares Russell 1000 Value Index Fund	Financial Services Energy Health Care Utilities Consumer Discretionary
10.0 iShares Trust — iShares MSCI EAFE Index Fund	Financials Industrials Materials Consumer Discretionary Consumer Staples
7.8 Legg Mason Partners Equity Trust — Legg Mason ClearBridge Appreciation Fund, Class IS Shares	Information Technology Financials Industrials Energy Consumer Staples
7.7 Legg Mason Partners Equity Trust — Legg Mason Batterymarch U.S. Large Cap Equity Fund, Class IS Shares	Information Technology Health Care Industrials Financials Energy
7.5 Legg Mason Global Trust, Inc. — Legg Mason Batterymarch International Equity Trust, Class IS Shares	Financials Industrials Materials Consumer Discretionary Health Care
7.4 Legg Mason Partners Equity Trust — Legg Mason Global Currents International All Cap Opportunity Fund, Class IS Shares	Consumer Discretionary Financials Health Care Industrials Information Technology
6.1 iShares Trust — iShares Russell 1000 Growth Index Fund	Technology Consumer Discretionary Producer Durables Energy Health Care
5.4 Legg Mason Partners Equity Trust — Legg Mason ClearBridge Aggressive Growth Fund, Class IS Shares	Health Care Energy Consumer Discretionary Information Technology Industrials
5.1 Legg Mason Capital Management Growth Trust, Inc., Class I Shares	Information Technology Health Care Consumer Staples Industrials Financials

†	Subject to change at any time.

% of Total Long-Term Investments	Top 5 Sectors:
5.1 Legg Mason Capital Management Value Trust, Inc., Class I Shares	Information Technology Financials Health Care Consumer Discretionary Consumer Staples
5.1 Vanguard Specialized Funds — Vanguard REIT Index Fund, ETF Shares	Specialized REITs Retail REITs Residential REITs Office REITs Diversified REITs
4.5 The Royce Fund — Royce Value Fund, Institutional Class Shares	Materials Financials Information Technology Consumer Discretionary Energy
3.6 Legg Mason Partners Income Trust — Western Asset Emerging Markets Debt Portfolio, Class I Shares	Sovereign Bonds Energy Materials Telecommunication Services Utilities
3.2 Western Asset Funds, Inc. — Western Asset Core Bond Portfolio, Class IS Shares	Corporate Bonds & Notes Mortgage-Backed Securities Collateralized Mortgage Obligations U.S. Government & Agency Obligations U.S. Treasury Inflation Protected Securities
2.9 iShares Trust — iShares Russell 2000 Index Fund	Financial Services Technology Consumer Discretionary Producer Durables Health Care
2.7 Legg Mason Global Trust, Inc. — Legg Mason Batterymarch Emerging Markets Trust, Class IS Shares	Financials Energy Materials Consumer Discretionary Information Technology
1.7 Vanguard International Equity Index Funds — Vanguard Emerging Markets Stock Index Fund, ETF Shares	Financials Materials Energy Information Technology Consumer Discretionary

8	Legg Mason Target Retirement Series 2011 Semi-Annual Report

Funds at a glance (unaudited) (cont’d)

Legg Mason Target Retirement 2050 Breakdown (%) as of — July 31, 2011†

As a Percent of Total Long-Term Investments

% of Total Long-Term Investments	Top 5 Sectors:
14.0 iShares Trust — iShares Russell 1000 Value Index Fund	Financial Services Energy Health Care Utilities Consumer Discretionary
9.8 iShares Trust — iShares MSCI EAFE Index Fund	Financials Industrials Materials Consumer Discretionary Consumer Staples
7.8 Legg Mason Partners Equity Trust — Legg Mason ClearBridge Appreciation Fund, Class IS Shares	Information Technology Financials Industrials Energy Consumer Staples
7.7 Legg Mason Partners Equity Trust — Legg Mason Batterymarch U.S. Large Cap Equity Fund, Class IS Shares	Information Technology Health Care Industrials Financials Energy
7.5 Legg Mason Partners Equity Trust — Legg Mason Global Currents International All Cap Opportunity Fund, Class IS Shares	Consumer Discretionary Financials Health Care Industrials Information Technology
7.5 Legg Mason Global Trust, Inc. — Legg Mason Batterymarch International Equity Trust, Class IS Shares	Financials Industrials Materials Consumer Discretionary Health Care
6.2 iShares Trust — iShares Russell 1000 Growth Index Fund	Technology Consumer Discretionary Producer Durables Energy Health Care
5.4 Legg Mason Partners Equity Trust — Legg Mason ClearBridge Aggressive Growth Fund, Class IS Shares	Health Care Energy Consumer Discretionary Information Technology Industrials
5.3 Legg Mason Capital Management Growth Trust, Inc., Class I Shares	Information Technology Health Care Consumer Staples Industrials Financials

†	Subject to change at any time.

% of Total Long-Term Investments	Top 5 Sectors:
5.2 Legg Mason Capital Management Value Trust, Inc., Class I Shares	Information Technology Financials Health Care Consumer Discretionary Consumer Staples
5.1 Vanguard Specialized Funds — Vanguard REIT Index Fund, ETF Shares	Specialized REITs Retail REITs Residential REITs Office REITs Diversified REITs
4.5 The Royce Fund —Royce Value Fund, Institutional Class Shares	Materials Financials Information Technology Consumer Discretionary Energy
3.6 Legg Mason Partners Income Trust — Western Asset Emerging Markets Debt Portfolio, Class I Shares	Sovereign Bonds Energy Materials Telecommunication Services Utilities
3.1 Western Asset Funds, Inc. — Western Asset Core Bond Portfolio, Class IS Shares	Corporate Bonds & Notes Mortgage-Backed Securities Collateralized Mortgage Obligations U.S. Government & Agency Obligations U.S. Treasury Inflation Protected Securities
2.9 iShares Trust — iShares Russell 2000 Index Fund	Financial Services Technology Consumer Discretionary Producer Durables Health Care
2.7 Legg Mason Global Trust, Inc. — Legg Mason Batterymarch Emerging Markets Trust, Class IS Shares	Financials Energy Materials Consumer Discretionary Information Technology
1.7 Vanguard International Equity Index Funds —Vanguard Emerging Markets Stock Index Fund, ETF Shares	Financials Materials Energy Information Technology Consumer Discretionary

Legg Mason Target Retirement Series 2011 Semi-Annual Report	9

Legg Mason Target Retirement Fund Breakdown (%) as of — July 31, 2011†

As a Percent of Total Long-Term Investments

% of Total Long-Term Investments	Top 5 Sectors:
38.8 Western Asset Funds, Inc. — Western Asset Core Bond Portfolio, Class IS Shares	Corporate Bonds & Notes Mortgage-Backed Securities Collateralized Mortgage Obligations U.S. Government & Agency Obligations U.S. Treasury Inflation Protected Securities
13.8 Legg Mason Charles Street Trust, Inc. — Legg Mason BW Global Opportunities Bond Fund, Class IS Shares	Sovereign Bonds U.S. Government & Agency Obligations Corporate Bonds & Notes Collateralized Mortgage Obligations Municipal Bonds
6.8 Western Asset Funds, Inc. — Western Asset High Yield Portfolio, Class IS Shares	Consumer Discretionary Industrials Energy Financials Telecommunication Services
5.5 iShares Trust — iShares MSCI EAFE Index Fund	Financials Industrials Materials Consumer Discretionary Consumer Staples
5.1 Vanguard Specialized Funds — Vanguard REIT Index Fund, ETF Shares	Specialized REITs Retail REITs Residential REITs Office REITs Diversified REITs
5.0 Legg Mason Global Asset Management Trust — Legg Mason Strategic Real Return Fund, Class I Shares	U.S. Treasury Inflation Protected Securities Exchange-Traded Funds Financials Health Care Consumer Staples
4.2 Legg Mason Global Trust, Inc. — Legg Mason Batterymarch International Equity Trust, Class IS Shares	Financials Industrials Materials Consumer Discretionary Health Care
4.0 Legg Mason Partners Equity Trust — Legg Mason Global Currents International All Cap Opportunity Fund, Class IS Shares	Consumer Discretionary Financials Health Care Industrials Information Technology
3.1 The Royce Fund — Royce Value Fund, Institutional Class Shares	Materials Financials Information Technology Consumer Discretionary Energy

†	Subject to change at any time.

% of Total Long-Term Investments	Top 5 Sectors:
2.4 iShares Trust — iShares Russell 1000 Value Index Fund	Financial Services Energy Health Care Utilities Consumer Discretionary
2.0 iShares Trust — iShares Russell 2000 Index Fund	Financial Services Technology Consumer Discretionary Producer Durables Health Care
2.0 Legg Mason Global Trust, Inc. — Legg Mason Batterymarch Emerging Markets Trust, Class IS Shares	Financials Energy Materials Consumer Discretionary Information Technology
1.3 Vanguard International Equity Index Funds — Vanguard Emerging Markets Stock Index Fund, ETF Shares	Financials Materials Energy Information Technology Consumer Discretionary
1.2 Legg Mason Partners Equity Trust — Legg Mason ClearBridge Appreciation Fund, Class IS Shares	Information Technology Financials Industrials Energy Consumer Staples
1.2 Legg Mason Partners Equity Trust — Legg Mason Batterymarch U.S. Large Cap Equity Fund, Class IS Shares	Information Technology Health Care Industrials Financials Energy
1.1 iShares Trust — iShares Russell 1000 Growth Index Fund	Technology Consumer Discretionary Producer Durables Energy Health Care
0.9 Legg Mason Partners Equity Trust — Legg Mason ClearBridge Aggressive Growth Fund, Class IS Shares	Health Care Energy Consumer Discretionary Information Technology Industrials
0.8 Legg Mason Capital Management Growth Trust, Inc., Class I Shares	Information Technology Health Care Consumer Staples Industrials Financials
0.8 Legg Mason Capital Management Value Trust, Inc., Class I Shares	Information Technology Financials Health Care Consumer Discretionary Consumer Staples

10	Legg Mason Target Retirement Series 2011 Semi-Annual Report

Funds expenses (unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end and back-end sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees; service and/or distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on February 1, 2011 and held for the six months ended July 31, 2011.

Actual expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Hypothetical example for comparison purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or back-end sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on actual total return[1]						Based on hypothetical total return[1]
Legg Mason Target Retirement 2015	Actual Total Return Without Sales Charges[2]	Beginning Account Value	Ending Account Value	Annualized Expense Ratio[3]	Expenses Paid During the Period[4]	Legg Mason Target Retirement 2015	Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio[3]	Expenses Paid During the Period[4]
Class A	3.38%	$1,000.00	$1,033.80	0.45%	$2.27	Class A	5.00%	$1,000.00	$1,022.56	0.45%	$2.26
Class C	2.93	1,000.00	1,029.30	1.19	5.99	Class C	5.00	1,000.00	1,018.89	1.19	5.96
Class FI	3.39	1,000.00	1,033.90	0.43	2.17	Class FI	5.00	1,000.00	1,022.66	0.43	2.16
Class R	3.27	1,000.00	1,032.70	0.69	3.48	Class R	5.00	1,000.00	1,021.37	0.69	3.46
Class I	3.59	1,000.00	1,035.90	0.17	0.86	Class I	5.00	1,000.00	1,023.95	0.17	0.85

[1]	For the six months ended July 31, 2011.

[2]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value and does not reflect the deduction of the applicable sales charge with respect to Class A shares or the applicable contingent deferred sales charge (“CDSC”) with respect to Class C shares. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]	Does not include expenses of the Underlying Funds in which the Fund invests.

[4]

Expenses (net of compensating balance arrangements, fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181), then divided by 365.

Legg Mason Target Retirement Series 2011 Semi-Annual Report	11

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end and back-end sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees; service and/or distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on February 1, 2011 and held for the six months ended July 31, 2011.

Actual expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Hypothetical example for comparison purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or back-end sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on actual total return[1]						Based on hypothetical total return[1]
Legg Mason Target Retirement 2020	Actual Total Return Without Sales Charges[2]	Beginning Account Value	Ending Account Value	Annualized Expense Ratio[3]	Expenses Paid During the Period[4]	Legg Mason Target Retirement 2020	Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio[3]	Expenses Paid During the Period[4]
Class A	3.13%	$1,000.00	$1,031.30	0.44%	$2.22	Class A	5.00%	$1,000.00	$1,022.61	0.44%	$2.21
Class C	2.80	1,000.00	1,028.00	1.19	5.98	Class C	5.00	1,000.00	1,018.89	1.19	5.96
Class FI	3.13	1,000.00	1,031.30	0.42	2.12	Class FI	5.00	1,000.00	1,022.71	0.42	2.11
Class R	2.96	1,000.00	1,029.60	0.69	3.47	Class R	5.00	1,000.00	1,021.37	0.69	3.46
Class I	3.21	1,000.00	1,032.10	0.18	0.91	Class I	5.00	1,000.00	1,023.90	0.18	0.90

[1]	For the six months ended July 31, 2011.

[2]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value and does not reflect the deduction of the applicable sales charge with respect to Class A shares or the applicable contingent deferred sales charge (“CDSC”) with respect to Class C shares. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]	Does not include expenses of the Underlying Funds in which the Fund invests.

[4]

Expenses (net of compensating balance arrangements, fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181), then divided by 365.

12	Legg Mason Target Retirement Series 2011 Semi-Annual Report

Funds expenses (unaudited) (cont’d)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end and back-end sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees; service and/or distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on February 1, 2011 and held for the six months ended July 31, 2011.

Actual expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Hypothetical example for comparison purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or back-end sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on actual total return[1]						Based on hypothetical total return[1]
Legg Mason Target Retirement 2025	Actual Total Return Without Sales Charges[2]	Beginning Account Value	Ending Account Value	Annualized Expense Ratio[3]	Expenses Paid During the Period[4]	Legg Mason Target Retirement 2025	Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio[3]	Expenses Paid During the Period[4]
Class A	2.89%	$1,000.00	$1,028.90	0.43%	$2.16	Class A	5.00%	$1,000.00	$1,022.66	0.43%	$2.16
Class C	2.55	1,000.00	1,025.50	1.17	5.88	Class C	5.00	1,000.00	1,018.99	1.17	5.86
Class FI	2.81	1,000.00	1,028.10	0.41	2.06	Class FI	5.00	1,000.00	1,022.76	0.41	2.06
Class R	2.81	1,000.00	1,028.10	0.67	3.37	Class R	5.00	1,000.00	1,021.47	0.67	3.36
Class I	3.05	1,000.00	1,030.50	0.15	0.76	Class I	5.00	1,000.00	1,024.05	0.15	0.75

[1]	For the six months ended July 31, 2011.

[2]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value and does not reflect the deduction of the applicable sales charge with respect to Class A shares or the applicable contingent deferred sales charge (“CDSC”) with respect to Class C shares. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]	Does not include expenses of the Underlying Funds in which the Fund invests.

[4]

Expenses (net of compensating balance arrangements, fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181), then divided by 365.

Legg Mason Target Retirement Series 2011 Semi-Annual Report	13

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end and back-end sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees; service and/or distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on February 1, 2011 and held for the six months ended July 31, 2011.

Actual expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Hypothetical example for comparison purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or back-end sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on actual total return[1]						Based on hypothetical total return[1]
Legg Mason Target Retirement 2030	Actual Total Return Without Sales Charges[2]	Beginning Account Value	Ending Account Value	Annualized Expense Ratio[3]	Expenses Paid During the Period[4]	Legg Mason Target Retirement 2030	Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio[3]	Expenses Paid During the Period[4]
Class A	2.32%	$1,000.00	$1,023.20	0.44%	$2.21	Class A	5.00%	$1,000.00	$1,022.61	0.44%	$2.21
Class C	1.88	1,000.00	1,018.80	1.19	5.96	Class C	5.00	1,000.00	1,018.89	1.19	5.96
Class FI	2.32	1,000.00	1,023.20	0.44	2.21	Class FI	5.00	1,000.00	1,022.61	0.44	2.21
Class R	2.15	1,000.00	1,021.50	0.69	3.46	Class R	5.00	1,000.00	1,021.37	0.69	3.46
Class I	2.42	1,000.00	1,024.20	0.17	0.85	Class I	5.00	1,000.00	1,023.95	0.17	0.85

[1]	For the six months ended July 31, 2011.

[2]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value and does not reflect the deduction of the applicable sales charge with respect to Class A shares or the applicable contingent deferred sales charge (“CDSC”) with respect to Class C shares. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]	Does not include expenses of the Underlying Funds in which the Fund invests.

[4]

Expenses (net of compensating balance arrangements, fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181), then divided by 365.

14	Legg Mason Target Retirement Series 2011 Semi-Annual Report

Funds expenses (unaudited) (cont’d)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end and back-end sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees; service and/or distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on February 1, 2011 and held for the six months ended July 31, 2011.

Actual expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Hypothetical example for comparison purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or back-end sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on actual total return[1]						Based on hypothetical total return[1]
Legg Mason Target Retirement 2035	Actual Total Return Without Sales Charges[2]	Beginning Account Value	Ending Account Value	Annualized Expense Ratio[3]	Expenses Paid During the Period[4]	Legg Mason Target Retirement 2035	Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio[3]	Expenses Paid During the Period[4]
Class A	1.63%	$1,000.00	$1,016.30	0.46%	$2.30	Class A	5.00%	$1,000.00	$1,022.51	0.46%	$2.31
Class C	1.28	1,000.00	1,012.80	1.20	5.99	Class C	5.00	1,000.00	1,018.84	1.20	6.01
Class FI	1.63	1,000.00	1,016.30	0.44	2.20	Class FI	5.00	1,000.00	1,022.61	0.44	2.21
Class R	1.55	1,000.00	1,015.50	0.70	3.50	Class R	5.00	1,000.00	1,021.32	0.70	3.51
Class I	1.76	1,000.00	1,017.60	0.18	0.90	Class I	5.00	1,000.00	1,023.90	0.18	0.90

[1]	For the six months ended July 31, 2011.

[2]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value and does not reflect the deduction of the applicable sales charge with respect to Class A shares or the applicable contingent deferred sales charge (“CDSC”) with respect to Class C shares. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]	Does not include expenses of the Underlying Funds in which the Fund invests.

[4]

Expenses (net of compensating balance arrangements, fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181), then divided by 365.

Legg Mason Target Retirement Series 2011 Semi-Annual Report	15

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end and back-end sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees; service and/or distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on February 1, 2011 and held for the six months ended July 31, 2011.

Actual expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Hypothetical example for comparison purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or back-end sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on actual total return[1]						Based on hypothetical total return[1]
Legg Mason Target Retirement 2040	Actual Total Return Without Sales Charges[2]	Beginning Account Value	Ending Account Value	Annualized Expense Ratio[3]	Expenses Paid During the Period[4]	Legg Mason Target Retirement 2040	Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio[3]	Expenses Paid During the Period[4]
Class A	1.71%	$1,000.00	$1,017.10	0.46%	$2.30	Class A	5.00%	$1,000.00	$1,022.51	0.46%	$2.31
Class C	1.27	1,000.00	1,012.70	1.19	5.94	Class C	5.00	1,000.00	1,018.89	1.19	5.96
Class FI	1.71	1,000.00	1,017.10	0.43	2.15	Class FI	5.00	1,000.00	1,022.66	0.43	2.16
Class R	1.53	1,000.00	1,015.30	0.69	3.45	Class R	5.00	1,000.00	1,021.37	0.69	3.46
Class I	1.84	1,000.00	1,018.40	0.18	0.90	Class I	5.00	1,000.00	1,023.90	0.18	0.90

[1]	For the six months ended July 31, 2011.

[2]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value and does not reflect the deduction of the applicable sales charge with respect to Class A shares or the applicable contingent deferred sales charge (“CDSC”) with respect to Class C shares. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]	Does not include expenses of the Underlying Funds in which the Fund invests.

[4]

Expenses (net of compensating balance arrangements, fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181), then divided by 365.

16	Legg Mason Target Retirement Series 2011 Semi-Annual Report

Funds expenses (unaudited) (cont’d)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end and back-end sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees; service and/or distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on February 1, 2011 and held for the six months ended July 31, 2011.

Actual expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Hypothetical example for comparison purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or back-end sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on actual total return[1]						Based on hypothetical total return[1]
Legg Mason Target Retirement 2045	Actual Total Return Without Sales Charges[2]	Beginning Account Value	Ending Account Value	Annualized Expense Ratio[3]	Expenses Paid During the Period[4]	Legg Mason Target Retirement 2045	Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio[3]	Expenses Paid During the Period[4]
Class A	1.45%	$1,000.00	$1,014.50	0.45%	$2.25	Class A	5.00%	$1,000.00	$1,022.56	0.45%	$2.26
Class C	1.10	1,000.00	1,011.00	1.20	5.98	Class C	5.00	1,000.00	1,018.84	1.20	6.01
Class FI	1.45	1,000.00	1,014.50	0.45	2.25	Class FI	5.00	1,000.00	1,022.56	0.45	2.26
Class R	1.28	1,000.00	1,012.80	0.70	3.49	Class R	5.00	1,000.00	1,021.32	0.70	3.51
Class I	1.61	1,000.00	1,016.10	0.18	0.90	Class I	5.00	1,000.00	1,023.90	0.18	0.90

[1]	For the six months ended July 31, 2011.

[2]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value and does not reflect the deduction of the applicable sales charge with respect to Class A shares or the applicable contingent deferred sales charge (“CDSC”) with respect to Class C shares. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]	Does not include expenses of the Underlying Funds in which the Fund invests.

[4]

Expenses (net of compensating balance arrangements, fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181), then divided by 365.

Legg Mason Target Retirement Series 2011 Semi-Annual Report	17

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end and back-end sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees; service and/or distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on February 1, 2011 and held for the six months ended July 31, 2011.

Actual expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Hypothetical example for comparison purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or back-end sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on actual total return[1]						Based on hypothetical total return[1]
Legg Mason Target Retirement 2050	Actual Total Return Without Sales Charges[2]	Beginning Account Value	Ending Account Value	Annualized Expense Ratio[3]	Expenses Paid During the Period[4]	Legg Mason Target Retirement 2050	Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio[3]	Expenses Paid During the Period[4]
Class A	1.61%	$1,000.00	$1,016.10	0.44%	$2.20	Class A	5.00%	$1,000.00	$1,022.61	0.44%	$2.21
Class C	1.26	1,000.00	1,012.60	1.19	5.94	Class C	5.00	1,000.00	1,018.89	1.19	5.96
Class FI	1.70	1,000.00	1,017.00	0.44	2.20	Class FI	5.00	1,000.00	1,022.61	0.44	2.21
Class R	1.62	1,000.00	1,016.20	0.69	3.45	Class R	5.00	1,000.00	1,021.37	0.69	3.46
Class I	1.82	1,000.00	1,018.20	0.17	0.85	Class I	5.00	1,000.00	1,023.95	0.17	0.85

[1]	For the six months ended July 31, 2011.

[2]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value and does not reflect the deduction of the applicable sales charge with respect to Class A shares or the applicable contingent deferred sales charge (“CDSC”) with respect to Class C shares. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]	Does not include expenses of the Underlying Funds in which the Fund invests.

[4]

Expenses (net of compensating balance arrangements, fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181), then divided by 365.

18	Legg Mason Target Retirement Series 2011 Semi-Annual Report

Funds expenses (unaudited) (cont’d)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end and back-end sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees; service and/or distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on February 1, 2011 and held for the six months ended July 31, 2011.

Actual expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”

Hypothetical example for comparison purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or back-end sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on actual total return[1]						Based on hypothetical total return[1]
Legg Mason Target Retirement Fund	Actual Total Return Without Sales Charges[2]	Beginning Account Value	Ending Account Value	Annualized Expense Ratio[3]	Expenses Paid During the Period[4]	Legg Mason Target Retirement Fund	Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio[3]	Expenses Paid During the Period[4]
Class A	4.08%	$1,000.00	$1,040.80	0.48%	$2.43	Class A	5.00%	$1,000.00	$1,022.41	0.48%	$2.41
Class C	3.68	1,000.00	1,036.80	1.23	6.21	Class C	5.00	1,000.00	1,018.70	1.23	6.16
Class FI	4.08	1,000.00	1,040.80	0.47	2.38	Class FI	5.00	1,000.00	1,022.46	0.47	2.36
Class R	3.92	1,000.00	1,039.20	0.73	3.69	Class R	5.00	1,000.00	1,021.17	0.73	3.66
Class I	4.20	1,000.00	1,042.00	0.20	1.01	Class I	5.00	1,000.00	1,023.80	0.20	1.00

[1]	For the six months ended July 31, 2011.

[2]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value and does not reflect the deduction of the applicable sales charge with respect to Class A shares or the applicable contingent deferred sales charge (“CDSC”) with respect to Class C shares. Total return is not annualized, as it may be representative of the total return for the year. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]	Does not include expenses of the Underlying Funds in which the Fund invests.

[4]

Expenses (net of compensating balance arrangements, fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181), then divided by 365.

Legg Mason Target Retirement Series 2011 Semi-Annual Report	19

Schedules of investments (unaudited)

July 31, 2011

Legg Mason Target Retirement 2015

Description	Shares	Value
Investments in Underlying Funds — 99.8%
iShares Trust:
iShares MSCI EAFE Index Fund	7,426	$435,535
iShares Russell 1000 Growth Index Fund	2,140	128,571
iShares Russell 1000 Value Index Fund	4,395	288,312
iShares Russell 2000 Index Fund	1,250	99,563
Legg Mason Capital Management Growth Trust, Inc., Class I Shares	4,810	109,725	*(a)
Legg Mason Capital Management Value Trust, Inc., Class I Shares	2,222	100,885	*(a)
Legg Mason Charles Street Trust, Inc. — Legg Mason BW Global Opportunities Bond Fund, Class IS Shares	58,584	649,701	(a)
Legg Mason Global Asset Management Trust — Legg Mason Strategic Real Return Fund, Class I Shares	17,751	253,303	(a)
Legg Mason Global Trust, Inc.:
Legg Mason Batterymarch Emerging Markets Trust, Class IS Shares	5,429	131,067	(a)
Legg Mason Batterymarch International Equity Trust, Class IS Shares	24,595	335,974	(a)
Legg Mason Partners Equity Trust:
Legg Mason Batterymarch U.S. Large Cap Equity Fund, Class IS Shares	14,296	154,256	(a)
Legg Mason ClearBridge Aggressive Growth Fund, Class IS Shares	838	108,159	*(a)
Legg Mason ClearBridge Appreciation Fund, Class IS Shares	11,045	155,620	(a)
Legg Mason Global Currents International All Cap Opportunity Fund, Class IS Shares	36,139	322,003	(a)
The Royce Fund — Royce Value Fund, Institutional Class Shares	11,720	153,882	(a)
Vanguard International Equity Index Funds — Vanguard Emerging Markets Stock Index Fund, ETF Shares	1,790	86,564
Vanguard Specialized Funds — Vanguard REIT Index Fund, ETF Shares	4,230	258,199
Western Asset Funds, Inc.:
Western Asset Core Bond Portfolio, Class IS Shares	91,013	1,076,678	(a)
Western Asset High Yield Portfolio, Class IS Shares	9,535	85,342	(a)
Total Investments in Underlying Funds — 99.8% (Cost — $4,249,507#)		4,933,339
Other Assets in Excess of Liabilities — 0.2%		8,184
Total Net Assets — 100.0%		$4,941,523

*	Non-income producing security.

(a)	Underlying Fund is affiliated with Legg Mason, Inc.

#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Financial Statements.

20	Legg Mason Target Retirement Series 2011 Semi-Annual Report

Schedules of investments (unaudited) (cont’d)

July 31, 2011

Legg Mason Target Retirement 2020

Description	Shares	Value
Investments in Underlying Funds — 99.9%
iShares Trust:
iShares MSCI EAFE Index Fund	8,401	$492,719
iShares Russell 1000 Growth Index Fund	2,438	146,475
iShares Russell 1000 Value Index Fund	5,227	342,891
iShares Russell 2000 Index Fund	1,257	100,120
Legg Mason Capital Management Growth Trust, Inc., Class I Shares	5,381	122,750	*(a)
Legg Mason Capital Management Value Trust, Inc., Class I Shares	2,571	116,702	*(a)
Legg Mason Charles Street Trust, Inc. — Legg Mason BW Global Opportunities Bond Fund, Class IS Shares	60,034	665,780	(a)
Legg Mason Global Asset Management Trust — Legg Mason Strategic Real Return Fund, Class I Shares	18,318	261,396	(a)
Legg Mason Global Trust, Inc.:
Legg Mason Batterymarch Emerging Markets Trust, Class IS Shares	5,794	139,856	(a)
Legg Mason Batterymarch International Equity Trust, Class IS Shares	26,858	366,882	(a)
Legg Mason Partners Equity Trust:
Legg Mason Batterymarch U.S. Large Cap Equity Fund, Class IS Shares	16,624	179,371	(a)
Legg Mason ClearBridge Aggressive Growth Fund, Class IS Shares	993	128,178	*(a)
Legg Mason ClearBridge Appreciation Fund, Class IS Shares	13,061	184,027	(a)
Legg Mason Global Currents International All Cap Opportunity Fund, Class IS Shares	40,360	359,606	(a)
The Royce Fund — Royce Value Fund, Institutional Class Shares	11,112	145,898	(a)
Vanguard International Equity Index Funds — Vanguard Emerging Markets Stock Index Fund, ETF Shares	1,790	86,564
Vanguard Specialized Funds — Vanguard REIT Index Fund, ETF Shares	4,285	261,556
Western Asset Funds, Inc.:
Western Asset Core Bond Portfolio, Class IS Shares	77,420	915,883	(a)
Western Asset High Yield Portfolio, Class IS Shares	3,103	27,772	(a)
Total Investments in Underlying Funds — 99.9% (Cost — $4,249,389#)		5,044,426
Other Assets in Excess of Liabilities — 0.1%		3,099
Total Net Assets — 100.0%		$5,047,525

*	Non-income producing security.

(a)	Underlying Fund is affiliated with Legg Mason, Inc.

#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Financial Statements.

Legg Mason Target Retirement Series 2011 Semi-Annual Report	21

Legg Mason Target Retirement 2025

Description	Shares	Value
Investments in Underlying Funds — 100.0%
iShares Trust:
iShares MSCI EAFE Index Fund	9,706	$569,257
iShares Russell 1000 Growth Index Fund	3,217	193,277
iShares Russell 1000 Value Index Fund	6,956	456,314
iShares Russell 2000 Index Fund	1,348	107,368
Legg Mason Capital Management Growth Trust, Inc., Class I Shares	7,623	173,878	*(a)
Legg Mason Capital Management Value Trust, Inc., Class I Shares	3,622	164,440	*(a)
Legg Mason Charles Street Trust, Inc. — Legg Mason BW Global Opportunities Bond Fund, Class IS Shares	61,882	686,270	(a)
Legg Mason Global Asset Management Trust — Legg Mason Strategic Real Return Fund, Class I Shares	20,673	295,011	(a)
Legg Mason Global Trust, Inc.:
Legg Mason Batterymarch Emerging Markets Trust, Class IS Shares	4,922	118,808	(a)
Legg Mason Batterymarch International Equity Trust, Class IS Shares	30,856	421,497	(a)
Legg Mason Partners Equity Trust:
Legg Mason Batterymarch U.S. Large Cap Equity Fund, Class IS Shares	22,705	244,988	(a)
Legg Mason ClearBridge Aggressive Growth Fund, Class IS Shares	1,293	166,981	*(a)
Legg Mason ClearBridge Appreciation Fund, Class IS Shares	17,472	246,183	(a)
Legg Mason Global Currents International All Cap Opportunity Fund, Class IS Shares	47,518	423,390	(a)
Legg Mason Partners Income Trust — Western Asset Emerging Markets Debt Portfolio, Class I Shares	15,856	87,528	(a)
The Royce Fund — Royce Value Fund, Institutional Class Shares	12,028	157,927	(a)
Vanguard International Equity Index Funds — Vanguard Emerging Markets Stock Index Fund, ETF Shares	1,690	81,728
Vanguard Specialized Funds — Vanguard REIT Index Fund, ETF Shares	4,637	283,042
Western Asset Funds, Inc.:
Western Asset Core Bond Portfolio, Class IS Shares	51,232	606,071	(a)
Western Asset High Yield Portfolio, Class IS Shares	3,628	32,467	(a)
Total Investments in Underlying Funds — 100.0% (Cost — $4,665,956#)		5,516,425
Other Assets in Excess of Liabilities — 0.0%		487
Total Net Assets — 100.0%		$5,516,912

*	Non-income producing security.

(a)	Underlying Fund is affiliated with Legg Mason, Inc.

#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Financial Statements.

22	Legg Mason Target Retirement Series 2011 Semi-Annual Report

Schedules of investments (unaudited) (cont’d)

July 31, 2011

Legg Mason Target Retirement 2030

Description	Shares	Value
Investments in Underlying Funds — 99.0%
iShares Trust:
iShares MSCI EAFE Index Fund	7,625	$447,206
iShares Russell 1000 Growth Index Fund	3,112	186,969
iShares Russell 1000 Value Index Fund	6,527	428,171
iShares Russell 2000 Index Fund	1,116	88,889
Legg Mason Capital Management Growth Trust, Inc., Class I Shares	7,063	161,112	*(a)
Legg Mason Capital Management Value Trust, Inc., Class I Shares	3,457	156,953	*(a)
Legg Mason Charles Street Trust, Inc. — Legg Mason BW Global Opportunities Bond Fund, Class IS Shares	30,238	335,340	(a)
Legg Mason Global Trust, Inc.:
Legg Mason Batterymarch Emerging Markets Trust, Class IS Shares	2,811	67,848	(a)
Legg Mason Batterymarch International Equity Trust, Class IS Shares	25,791	352,309	(a)
Legg Mason Partners Equity Trust:
Legg Mason Batterymarch U.S. Large Cap Equity Fund, Class IS Shares	21,898	236,285	(a)
Legg Mason ClearBridge Aggressive Growth Fund, Class IS Shares	1,298	167,653	*(a)
Legg Mason ClearBridge Appreciation Fund, Class IS Shares	16,945	238,758	(a)
Legg Mason Global Currents International All Cap Opportunity Fund, Class IS Shares	38,746	345,223	(a)
Legg Mason Partners Income Trust — Western Asset Emerging Markets Debt Portfolio, Class I Shares	28,902	159,538	(a)
The Royce Fund — Royce Value Fund, Institutional Class Shares	9,443	123,984	(a)
Vanguard International Equity Index Funds — Vanguard Emerging Markets Stock Index Fund, ETF Shares	878	42,460
Vanguard Specialized Funds — Vanguard REIT Index Fund, ETF Shares	3,352	204,606
Western Asset Funds, Inc.:
Western Asset Core Bond Portfolio, Class IS Shares	27,117	320,795	(a)
Western Asset High Yield Portfolio, Class IS Shares	4,483	40,120	(a)
Total Investments in Underlying Funds — 99.0% (Cost — $3,347,767#)		4,104,219
Other Assets in Excess of Liabilities — 1.0%		41,416
Total Net Assets — 100.0%		$4,145,635

*	Non-income producing security.

(a)	Underlying Fund is affiliated with Legg Mason, Inc.

#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Financial Statements.

Legg Mason Target Retirement Series 2011 Semi-Annual Report	23

Legg Mason Target Retirement 2035

Description	Shares	Value
Investments in Underlying Funds — 100.4%
iShares Trust:
iShares MSCI EAFE Index Fund	7,960	$ 466,854
iShares Russell 1000 Growth Index Fund	3,909	234,853
iShares Russell 1000 Value Index Fund	8,209	538,510
iShares Russell 2000 Index Fund	1,113	88,651
Legg Mason Capital Management Growth Trust, Inc., Class I Shares	8,298	189,275	*(a)
Legg Mason Capital Management Value Trust, Inc., Class I Shares	4,204	190,859	*(a)
Legg Mason Charles Street Trust, Inc. — Legg Mason BW Global Opportunities Bond Fund, Class IS Shares	3,941	43,706	(a)
Legg Mason Global Trust, Inc.:
Legg Mason Batterymarch Emerging Markets Trust, Class IS Shares	1,618	39,069	(a)
Legg Mason Batterymarch International Equity Trust, Class IS Shares	26,164	357,395	(a)
Legg Mason Partners Equity Trust:
Legg Mason Batterymarch U.S. Large Cap Equity Fund, Class IS Shares	27,455	296,242	(a)
Legg Mason ClearBridge Aggressive Growth Fund, Class IS Shares	1,611	207,963	*(a)
Legg Mason ClearBridge Appreciation Fund, Class IS Shares	20,757	292,471	(a)
Legg Mason Global Currents International All Cap Opportunity Fund, Class IS Shares	37,818	336,959	(a)
Legg Mason Partners Income Trust — Western Asset Emerging Markets Debt Portfolio, Class I Shares	29,430	162,455	(a)
The Royce Fund — Royce Value Fund, Institutional Class Shares	9,731	127,771	(a)
Vanguard International Equity Index Funds — Vanguard Emerging Markets Stock Index Fund, ETF Shares	586	28,339
Vanguard Specialized Funds — Vanguard REIT Index Fund, ETF Shares	3,485	212,724
Western Asset Funds, Inc.:
Western Asset Core Bond Portfolio, Class IS Shares	15,050	178,047	(a)
Western Asset High Yield Portfolio, Class IS Shares	9,650	86,365	(a)
Total Investments in Underlying Funds — 100.4% (Cost — $3,391,541#)		4,078,508
Liabilities in Excess of Other Assets — (0.4)%		(16,614)
Total Net Assets — 100.0%		$4,061,894

*	Non-income producing security.

(a)	Underlying Fund is affiliated with Legg Mason, Inc.

#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Financial Statements.

24	Legg Mason Target Retirement Series 2011 Semi-Annual Report

Schedules of investments (unaudited) (cont’d)

July 31, 2011

Legg Mason Target Retirement 2040

Description	Shares	Value
Investments in Underlying Funds — 99.9%
iShares Trust:
iShares MSCI EAFE Index Fund	6,873	$ 403,101
iShares Russell 1000 Growth Index Fund	3,872	232,630
iShares Russell 1000 Value Index Fund	8,296	544,218
iShares Russell 2000 Index Fund	1,273	101,394
Legg Mason Capital Management Growth Trust, Inc., Class I Shares	8,635	196,972	*(a)
Legg Mason Capital Management Value Trust, Inc., Class I Shares	4,403	199,883	*(a)
Legg Mason Global Trust, Inc.:
Legg Mason Batterymarch Emerging Markets Trust, Class IS Shares	2,936	70,868	(a)
Legg Mason Batterymarch International Equity Trust, Class IS Shares	22,765	310,975	(a)
Legg Mason Partners Equity Trust:
Legg Mason Batterymarch U.S. Large Cap Equity Fund, Class IS Shares	27,612	297,933	(a)
Legg Mason ClearBridge Aggressive Growth Fund, Class IS Shares	1,634	210,953	*(a)
Legg Mason ClearBridge Appreciation Fund, Class IS Shares	21,677	305,425	(a)
Legg Mason Global Currents International All Cap Opportunity Fund, Class IS Shares	34,568	308,001	(a)
Legg Mason Partners Income Trust — Western Asset Emerging Markets Debt Portfolio, Class I Shares	37,247	205,604	(a)
The Royce Fund — Royce Value Fund, Institutional Class Shares	11,721	153,892	(a)
Vanguard International Equity Index Funds — Vanguard Emerging Markets Stock Index Fund, ETF Shares	990	47,876
Vanguard Specialized Funds — Vanguard REIT Index Fund, ETF Shares	3,159	192,825
Western Asset Funds, Inc. — Western Asset Core Bond Portfolio, Class IS Shares	10,113	119,641	(a)
Total Investments in Underlying Funds — 99.9% (Cost — $3,228,370#)		3,902,191
Other Assets in Excess of Liabilities — 0.1%		4,604
Total Net Assets — 100.0%		$3,906,795

*	Non-income producing security.

(a)	Underlying Fund is affiliated with Legg Mason, Inc.

#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Financial Statements.

Legg Mason Target Retirement Series 2011 Semi-Annual Report	25

Legg Mason Target Retirement 2045

Description	Shares	Value
Investments in Underlying Funds — 100.4%
iShares Trust:
iShares MSCI EAFE Index Fund	4,408	$ 258,529
iShares Russell 1000 Growth Index Fund	2,638	158,491
iShares Russell 1000 Value Index Fund	5,617	368,475
iShares Russell 2000 Index Fund	957	76,225
Legg Mason Capital Management Growth Trust, Inc., Class I Shares	5,779	131,818	*(a)
Legg Mason Capital Management Value Trust, Inc., Class I Shares	2,898	131,575	*(a)
Legg Mason Global Trust, Inc.:
Legg Mason Batterymarch Emerging Markets Trust, Class IS Shares	2,840	68,548	(a)
Legg Mason Batterymarch International Equity Trust, Class IS Shares	14,239	194,507	(a)
Legg Mason Partners Equity Trust:
Legg Mason Batterymarch U.S. Large Cap Equity Fund, Class IS Shares	18,457	199,147	(a)
Legg Mason ClearBridge Aggressive Growth Fund, Class IS Shares	1,085	140,107	*(a)
Legg Mason ClearBridge Appreciation Fund, Class IS Shares	14,271	201,077	(a)
Legg Mason Global Currents International All Cap Opportunity Fund, Class IS Shares	21,447	191,090	(a)
Legg Mason Partners Income Trust — Western Asset Emerging Markets Debt Portfolio, Class I Shares	17,006	93,872	(a)
The Royce Fund — Royce Value Fund, Institutional Class Shares	8,960	117,645	(a)
Vanguard International Equity Index Funds — Vanguard Emerging Markets Stock Index Fund, ETF Shares	918	44,395
Vanguard Specialized Funds — Vanguard REIT Index Fund, ETF Shares	2,147	131,053
Western Asset Funds, Inc. — Western Asset Core Bond Portfolio, Class IS Shares	7,094	83,923	(a)
Total Investments in Underlying Funds — 100.4% (Cost — $2,111,753#)		2,590,477
Liabilities in Excess of Other Assets — (0.4)%		(10,630)
Total Net Assets — 100.0%		$2,579,847

*	Non-income producing security.

(a)	Underlying Fund is affiliated with Legg Mason, Inc.

#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Financial Statements.

26	Legg Mason Target Retirement Series 2011 Semi-Annual Report

Schedules of investments (unaudited) (cont’d)

July 31, 2011

Legg Mason Target Retirement 2050

Description	Shares	Value
Investments in Underlying Funds — 100.3%
iShares Trust:
iShares MSCI EAFE Index Fund	4,555	$ 267,151
iShares Russell 1000 Growth Index Fund	2,800	168,224
iShares Russell 1000 Value Index Fund	5,825	382,120
iShares Russell 2000 Index Fund	1,000	79,650
Legg Mason Capital Management Growth Trust, Inc., Class I Shares	6,332	144,438	*(a)
Legg Mason Capital Management Value Trust, Inc., Class I Shares	3,103	140,898	*(a)
Legg Mason Global Trust, Inc.:
Legg Mason Batterymarch Emerging Markets Trust, Class IS Shares	3,039	73,358	(a)
Legg Mason Batterymarch International Equity Trust, Class IS Shares	14,931	203,962	(a)
Legg Mason Partners Equity Trust:
Legg Mason Batterymarch U.S. Large Cap Equity Fund, Class IS Shares	19,594	211,421	(a)
Legg Mason ClearBridge Aggressive Growth Fund, Class IS Shares	1,148	148,179	*(a)
Legg Mason ClearBridge Appreciation Fund, Class IS Shares	15,123	213,090	(a)
Legg Mason Global Currents International All Cap Opportunity Fund, Class IS Shares	23,077	205,618	(a)
Legg Mason Partners Income Trust — Western Asset Emerging Markets Debt Portfolio, Class I Shares	18,017	99,455	(a)
The Royce Fund — Royce Value Fund, Institutional Class Shares	9,295	122,038	(a)
Vanguard International Equity Index Funds — Vanguard Emerging Markets Stock Index Fund, ETF Shares	975	47,151
Vanguard Specialized Funds — Vanguard REIT Index Fund, ETF Shares	2,291	139,843
Western Asset Funds, Inc. — Western Asset Core Bond Portfolio, Class IS Shares	7,208	85,267	(a)
Total Investments in Underlying Funds — 100.3% (Cost — $2,327,611#)		2,731,863
Liabilities in Excess of Other Assets — (0.3)%		(8,348)
Total Net Assets — 100.0%		$2,723,515

*	Non-income producing security.

(a)	Underlying Fund is affiliated with Legg Mason, Inc.

#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Financial Statements.

Legg Mason Target Retirement Series 2011 Semi-Annual Report	27

Legg Mason Target Retirement Fund

Description	Shares	Value
Investments in Underlying Funds — 100.1%
iShares Trust:
iShares MSCI EAFE Index Fund	2,272	$ 133,253
iShares Russell 1000 Growth Index Fund	455	27,336
iShares Russell 1000 Value Index Fund	880	57,728
iShares Russell 2000 Index Fund	610	48,587
Legg Mason Capital Management Growth Trust, Inc., Class I Shares	880	20,062	*(a)
Legg Mason Capital Management Value Trust, Inc., Class I Shares	418	18,958	*(a)
Legg Mason Charles Street Trust, Inc. — Legg Mason BW Global Opportunities Bond Fund, Class IS Shares	30,065	333,417	(a)
Legg Mason Global Asset Management Trust — Legg Mason Strategic Real Return Fund, Class I Shares	8,489	121,136	(a)
Legg Mason Global Trust, Inc.:
Legg Mason Batterymarch Emerging Markets Trust, Class IS Shares	1,939	46,816	(a)
Legg Mason Batterymarch International Equity Trust, Class IS Shares	7,320	99,988	(a)
Legg Mason Partners Equity Trust:
Legg Mason Batterymarch U.S. Large Cap Equity Fund, Class IS Shares	2,736	29,526	(a)
Legg Mason ClearBridge Aggressive Growth Fund, Class IS Shares	160	20,677	*(a)
Legg Mason ClearBridge Appreciation Fund, Class IS Shares	2,119	29,861	(a)
Legg Mason Global Currents International All Cap Opportunity Fund, Class IS Shares	10,825	96,450	(a)
The Royce Fund — Royce Value Fund, Institutional Class Shares	5,695	74,774	(a)
Vanguard International Equity Index Funds — Vanguard Emerging Markets Stock Index Fund, ETF Shares	660	31,918
Vanguard Specialized Funds — Vanguard REIT Index Fund, ETF Shares	1,995	121,775
Western Asset Funds, Inc.:
Western Asset Core Bond Portfolio, Class IS Shares	79,297	938,079	(a)
Western Asset High Yield Portfolio, Class IS Shares	18,440	165,040	(a)
Total Investments in Underlying Funds — 100.1% (Cost — $2,018,166#)		2,415,381
Liabilities in Excess of Other Assets — (0.1)%		(2,393)
Total Net Assets — 100.0%		$2,412,988

*	Non-income producing security.

(a)	Underlying Fund is affiliated with Legg Mason, Inc.

#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Financial Statements.

28	Legg Mason Target Retirement Series 2011 Semi-Annual Report

Statements of assets and liabilities (unaudited)

July 31, 2011

	Legg Mason Target Retirement 2015	Legg Mason Target Retirement 2020	Legg Mason Target Retirement 2025

Assets:
Investments in affiliated Underlying Funds, at cost	$3,153,415	$3,063,344	$3,248,725
Investments in unaffiliated Underlying Funds, at cost	1,096,092	1,186,045	1,417,231
Investments in affiliated Underlying Funds, at value	$3,636,595	$3,614,101	$3,825,439
Investments in unaffiliated Underlying Funds, at value	1,296,744	1,430,325	1,690,986
Cash	16,198	17,756	—
Receivable for Fund shares sold	25,274	6,407	6,394
Receivable from investment manager	6,672	6,475	6,933
Receivable for Underlying Funds sold	—	—	40,142
Prepaid expenses	2,102	2,240	2,027
Total Assets	4,983,585	5,077,304	5,571,921

Liabilities:
Payable for Underlying Funds purchased	15,337	636	—
Service and/or distribution fees payable	3,675	2,664	3,481
Payable for Fund shares repurchased	34	35	35
Due to custodian	—	—	23,430
Trustees’ fees payable	—	—	—
Accrued expenses	23,016	26,444	28,063
Total Liabilities	42,062	29,779	55,009
Total Net Assets	$4,941,523	$5,047,525	$5,516,912

Net Assets:
Par value (Note 7)	$4	$4	$5
Paid-in capital in excess of par value	4,409,463	4,414,021	4,815,944
Undistributed net investment income	26,683	25,501	23,947
Accumulated net realized loss on sale of Underlying Funds and capital gain distributions from Underlying Funds	(178,459)	(187,038)	(173,453)
Net unrealized appreciation on Underlying Funds	683,832	795,037	850,469
Total Net Assets	$4,941,523	$5,047,525	$5,516,912

Shares Outstanding:
Class A	43,184	36,075	37,950
Class C	315,034	226,354	307,729
Class FI	26,284	23,039	10,628
Class R	8,841	11,866	9,945
Class I	9,286	118,919	95,326

Net Asset Value:
Class A (and redemption price)	$12.31	$12.15	$11.98
Class C*	$12.26	$12.11	$11.94
Class FI (and redemption price)	$12.31	$12.15	$11.97
Class R (and redemption price)	$12.30	$12.13	$11.97
Class I (and redemption price)	$12.32	$12.15	$11.99
Maximum Public Offering Price Per Share:
Class A (based on maximum initial sales charge of 5.75%)	$13.06	$12.89	$12.71

*	Redemption price per share is NAV of Class C shares reduced by a 1.00% CDSC if shares are redeemed within one year from purchase payment (See Note 2).

See Notes to Financial Statements.

Legg Mason Target Retirement Series 2011 Semi-Annual Report	29

	Legg Mason Target Retirement 2030	Legg Mason Target Retirement 2035	Legg Mason Target Retirement 2040

Assets:
Investments in affiliated Underlying Funds, at cost	$2,231,908	$2,079,086	$1,966,369
Investments in unaffiliated Underlying Funds, at cost	1,115,859	1,312,455	1,262,001
Investments in affiliated Underlying Funds, at value	$2,705,918	$2,508,577	$2,380,147
Investments in unaffiliated Underlying Funds, at value	1,398,301	1,569,931	1,522,044
Cash	39,289	63,187	29,766
Receivable for Fund shares sold	22,206	7,094	4,894
Receivable from investment manager	6,334	6,243	6,074
Receivable for Underlying Funds sold	—	40,113	—
Prepaid expenses	2,311	2,338	41
Total Assets	4,174,359	4,197,483	3,942,966

Liabilities:
Payable for Underlying Funds purchased	523	—	368
Service and/or distribution fees payable	2,049	1,777	2,088
Payable for Fund shares repurchased	35	106,916	6,906
Due to custodian	—	—	—
Trustees’ fees payable	—	7	5
Accrued expenses	26,117	26,889	26,804
Total Liabilities	28,724	135,589	36,171
Total Net Assets	$4,145,635	$4,061,894	$3,906,795

Net Assets:
Par value (Note 7)	$4	$4	$3
Paid-in capital in excess of par value	3,579,916	3,541,007	3,417,010
Undistributed net investment income	20,998	16,152	9,432
Accumulated net realized loss on sale of Underlying Funds and capital gain distributions from Underlying Funds	(211,735)	(182,236)	(193,471)
Net unrealized appreciation on Underlying Funds	756,452	686,967	673,821
Total Net Assets	$4,145,635	$4,061,894	$3,906,795

Shares Outstanding:
Class A	24,293	37,388	14,394
Class C	206,242	163,590	184,567
Class FI	14,044	19,022	18,390
Class R	11,917	9,052	9,568
Class I	99,455	126,426	111,373

Net Asset Value:
Class A (and redemption price)	$11.67	$11.45	$11.57
Class C*	$11.62	$11.40	$11.52
Class FI (and redemption price)	$11.67	$11.44	$11.57
Class R (and redemption price)	$11.65	$11.43	$11.55
Class I (and redemption price)	$11.69	$11.46	$11.59
Maximum Public Offering Price Per Share:
Class A (based on maximum initial sales charge of 5.75%)	$12.38	$12.15	$12.28

*	Redemption price per share is NAV of Class C shares reduced by a 1.00% CDSC if shares are redeemed within one year from purchase payment (See Note 2).

See Notes to Financial Statements.

30	Legg Mason Target Retirement Series 2011 Semi-Annual Report

Statements of assets and liabilities (unaudited) (cont’d)

July 31, 2011

	Legg Mason Target Retirement 2045	Legg Mason Target Retirement 2050	Legg Mason Target Retirement Fund

Assets:
Investments in affiliated Underlying Funds, at cost	$1,262,287	$1,394,384	$1,688,436
Investments in unaffiliated Underlying Funds, at cost	849,466	933,227	329,730
Investments in affiliated Underlying Funds, at value	$1,553,309	$1,647,724	$1,994,784
Investments in unaffiliated Underlying Funds, at value	1,037,168	1,084,139	420,597
Cash	15,275	19,401	—
Receivable for Fund shares sold	3,439	4,508	339
Receivable from investment manager	5,114	4,680	5,737
Receivable for Underlying Funds sold	—	—	30,397
Prepaid expenses	122	1,304	2,395
Total Assets	2,614,427	2,761,756	2,454,249

Liabilities:
Payable for Underlying Funds purchased	298	585	52
Service and/or distribution fees payable	1,227	1,362	1,498
Payable for Fund shares repurchased	6,888	6,889	34
Due to custodian	—	—	17,629
Trustees’ fees payable	3	9	3
Accrued expenses	26,164	29,396	22,045
Total Liabilities	34,580	38,241	41,261
Total Net Assets	$2,579,847	$2,723,515	$2,412,988

Net Assets:
Par value (Note 7)	$2	$2	$2
Paid-in capital in excess of par value	2,286,980	2,502,609	2,089,184
Undistributed net investment income	5,838	5,986	25,012
Accumulated net realized loss on sale of Underlying Funds and capital gain distributions from Underlying Funds	(191,697)	(189,334)	(98,425)
Net unrealized appreciation on Underlying Funds	478,724	404,252	397,215
Total Net Assets	$2,579,847	$2,723,515	$2,412,988

Shares Outstanding:
Class A	23,030	56,194	36,349
Class C	84,225	96,326	94,762
Class FI	43,879	43,874	38,008
Class R	10,293	10,663	8,785
Class I	62,808	28,559	8,591

Net Asset Value:
Class A (and redemption price)	$11.52	$11.57	$12.96
Class C*	$11.48	$11.53	$12.92
Class FI (and redemption price)	$11.52	$11.58	$12.96
Class R (and redemption price)	$11.50	$11.56	$12.95
Class I (and redemption price)	$11.53	$11.59	$12.96
Maximum Public Offering Price Per Share:
Class A (based on maximum initial sales charge of 5.75%)	$12.22	$12.28	$13.75

*	Redemption price per share is NAV of Class C shares reduced by a 1.00% CDSC if shares are redeemed within one year from purchase payment (See Note 2).

See Notes to Financial Statements.

Legg Mason Target Retirement Series 2011 Semi-Annual Report	31

Statements of operations (unaudited)

For the Six Months Ended July 31, 2011

	Legg Mason Target Retirement 2015	Legg Mason Target Retirement 2020	Legg Mason Target Retirement 2025

Investment Income:
Income distributions from affiliated Underlying Funds	$35,852	$28,238	$27,856
Income distributions from unaffiliated Underlying Funds	16,692	18,162	21,683
Total Investment Income	52,544	46,400	49,539

Expenses:
Registration fees	25,648	25,728	25,615
Service and/or distribution fees (Notes 2 and 5)	19,454	14,006	18,620
Audit and tax	12,744	12,744	12,744
Transfer agent fees (Note 5)	9,243	9,145	10,203
Shareholder reports	8,890	8,665	10,129
Legal fees	8,089	8,089	8,089
Investment management fee (Note 2)	2,434	2,337	2,711
Fund accounting fees	220	189	223
Trustees’ fees	179	179	211
Insurance	170	213	218
Custody fees	66	31	30
Miscellaneous expenses	1,935	1,939	1,926
Total Expenses	89,072	83,265	90,719
Less: Fee waivers and/or expense reimbursements (Notes 2 and 5)	(65,041)	(64,974)	(67,555)
Net Expenses	24,031	18,291	23,164
Net Investment Income	28,513	28,109	26,375

Realized and Unrealized Gain (Loss) on Underlying Funds, Sale of Underlying Funds and Capital Gain Distributions from Underlying Funds (Notes 1 and 3):
Net Realized Gain (Loss) From:
Sale of affiliated Underlying Funds	(3,805)	3,162	(2,489)
Sale of unaffiliated Underlying Funds	(173)	(892)	(560)
Capital gain distributions from affiliated Underlying Funds	1,084	1,056	1,092
Net Realized Gain (Loss)	(2,894)	3,326	(1,957)
Change in Net Unrealized Appreciation (Depreciation) From:
Affiliated Underlying Funds	98,747	84,762	100,091
Unaffiliated Underlying Funds	13,436	13,155	14,383
Change in Net Unrealized Appreciation (Depreciation)	112,183	97,917	114,474
Net Gain on Underlying Funds and Capital Gain Distributions from Underlying Funds	109,289	101,243	112,517
Increase in Net Assets from Operations	$137,802	$129,352	$138,892

See Notes to Financial Statements.

32	Legg Mason Target Retirement Series 2011 Semi-Annual Report

Statements of operations (unaudited) (cont’d)

For the Six Months Ended July 31, 2011

	Legg Mason Target Retirement 2030	Legg Mason Target Retirement 2035	Legg Mason Target Retirement 2040

Investment Income:
Income distributions from affiliated Underlying Funds	$18,831	$12,243	$7,210
Income distributions from unaffiliated Underlying Funds	19,225	19,784	18,516
Total Investment Income	38,056	32,027	25,726

Expenses:
Registration fees	25,746	25,743	24,255
Service and/or distribution fees (Notes 2 and 5)	11,700	9,963	11,172
Audit and tax	12,744	12,744	12,824
Transfer agent fees (Note 5)	8,492	8,775	8,394
Shareholder reports	7,915	7,704	6,919
Legal fees	8,089	8,089	8,309
Investment management fee (Note 2)	2,086	2,049	1,929
Fund accounting fees	171	185	186
Trustees’ fees	162	170	156
Insurance	209	213	197
Custody fees	49	44	48
Miscellaneous expenses	1,929	1,999	2,051
Total Expenses	79,292	77,678	76,440
Less: Fee waivers and/or expense reimbursements (Notes 2 and 5)	(63,676)	(63,748)	(61,629)
Net Expenses	15,616	13,930	14,811
Net Investment Income	22,440	18,097	10,915

Realized and Unrealized Gain (Loss) on Underlying Funds, Sale of Underlying Funds and Capital Gain Distributions from Underlying Funds (Notes 1 and 3):
Net Realized Gain (Loss) From:
Sale of affiliated Underlying Funds	2,968	7,712	2,194
Sale of unaffiliated Underlying Funds	3,228	559	3,842
Capital gain distributions from affiliated Underlying Funds	560	70	—
Net Realized Gain (Loss)	6,756	8,341	6,036
Change in Net Unrealized Appreciation (Depreciation) From:
Affiliated Underlying Funds	49,104	24,921	25,518
Unaffiliated Underlying Funds	10,071	9,202	9,079
Change in Net Unrealized Appreciation (Depreciation)	59,175	34,123	34,597
Net Gain on Underlying Funds and Capital Gain Distributions from Underlying Funds	65,931	42,464	40,633
Increase in Net Assets from Operations	$88,371	$60,561	$51,548

See Notes to Financial Statements.

Legg Mason Target Retirement Series 2011 Semi-Annual Report	33

	Legg Mason Target Retirement 2045	Legg Mason Target Retirement 2050	Legg Mason Target Retirement Fund

Investment Income:
Income distributions from affiliated Underlying Funds	$3,606	$3,938	$31,674
Income distributions from unaffiliated Underlying Funds	11,794	12,500	5,573
Total Investment Income	15,400	16,438	37,247

Expenses:
Registration fees	24,231	23,726	25,768
Service and/or distribution fees (Notes 2 and 5)	6,009	7,220	7,309
Audit and tax	12,922	12,968	12,744
Transfer agent fees (Note 5)	5,332	5,194	5,317
Shareholder reports	4,564	3,823	4,887
Legal fees	7,545	7,349	8,322
Investment management fee (Note 2)	1,239	1,335	1,239
Fund accounting fees	118	121	120
Trustees’ fees	94	107	99
Insurance	136	137	165
Custody fees	22	70	43
Miscellaneous expenses	1,983	1,704	1,917
Total Expenses	64,195	63,754	67,930
Less: Fee waivers and/or expense reimbursements (Notes 2 and 5)	(55,806)	(53,990)	(57,831)
Net Expenses	8,389	9,764	10,099
Net Investment Income	7,011	6,674	27,148

Realized and Unrealized Gain (Loss) on Underlying Funds, Sale of Underlying Funds and Capital Gain Distributions from Underlying Funds (Notes 1 and 3):
Net Realized Gain (Loss) From:
Sale of affiliated Underlying Funds	1,604	(2,980)	5,669
Sale of unaffiliated Underlying Funds	1,131	(3,370)	527
Capital gain distributions from affiliated Underlying Funds	—	—	569
Net Realized Gain (Loss)	2,735	(6,350)	6,765
Change in Net Unrealized Appreciation (Depreciation) From:
Affiliated Underlying Funds	14,449	18,755	52,745
Unaffiliated Underlying Funds	5,353	9,475	8,730
Change in Net Unrealized Appreciation (Depreciation)	19,802	28,230	61,475
Net Gain on Underlying Funds and Capital Gain Distributions from Underlying Funds	22,537	21,880	68,240
Increase in Net Assets from Operations	$29,548	$28,554	$95,388

See Notes to Financial Statements.

34	Legg Mason Target Retirement Series 2011 Semi-Annual Report

Statements of changes in net assets

Legg Mason Target Retirement 2015

For the Six Months Ended July 31, 2011 (unaudited) and the Year Ended January 31, 2011	July 31	January 31

Operations:
Net investment income	$28,513	$76,144
Net realized loss	(2,894)	(26,178)
Change in net unrealized appreciation (depreciation)	112,183	408,029
Increase in Net Assets From Operations	137,802	457,995

Distributions to Shareholders From (Notes 1 and 6):
Net investment income	(4,500)	(73,669)
Decrease in Net Assets from Distributions to Shareholders	(4,500)	(73,669)

Fund Share Transactions (Note 7):
Net proceeds from sale of shares	1,806,280	3,472,344
Reinvestment of distributions	4,265	52,781
Cost of shares repurchased	(1,377,023)	(1,518,297)
Increase in Net Assets From Fund Share Transactions	433,522	2,006,828
Increase in Net Assets	566,824	2,391,154

Net Assets:
Beginning of period	4,374,699	1,983,545
End of period*	$4,941,523	$4,374,699
* Includes undistributed net investment income of:	$26,683	$2,670

See Notes to Financial Statements.

Legg Mason Target Retirement Series 2011 Semi-Annual Report	35

Legg Mason Target Retirement 2020

For the Six Months Ended July 31, 2011 (unaudited) and the Year Ended January 31, 2011	July 31	January 31

Operations:
Net investment income	$28,109	$85,464
Net realized gain (loss)	3,326	(28,692)
Change in net unrealized appreciation (depreciation)	97,917	504,052
Increase in Net Assets From Operations	129,352	560,824

Distributions to Shareholders From (Notes 1 and 6):
Net investment income	(5,000)	(83,009)
Decrease in Net Assets from Distributions to Shareholders	(5,000)	(83,009)

Fund Share Transactions (Note 7):
Net proceeds from sale of shares	1,791,977	3,126,741
Reinvestment of distributions	2,834	43,954
Cost of shares repurchased	(1,400,405)	(1,298,390)
Increase in Net Assets From Fund Share Transactions	394,406	1,872,305
Increase in Net Assets	518,758	2,350,120

Net Assets:
Beginning of period	4,528,767	2,178,647
End of period*	$5,047,525	$4,528,767
* Includes undistributed net investment income of:	$25,501	$2,392

See Notes to Financial Statements.

36	Legg Mason Target Retirement Series 2011 Semi-Annual Report

Statements of changes in net assets (cont’d)

Legg Mason Target Retirement 2025

For the Six Months Ended July 31, 2011 (unaudited) and the Year Ended January 31, 2011	July 31	January 31

Operations:
Net investment income	$26,375	$83,499
Net realized loss	(1,957)	(16,504)
Change in net unrealized appreciation (depreciation)	114,474	588,070
Increase in Net Assets From Operations	138,892	655,065

Distributions to Shareholders From (Notes 1 and 6):
Net investment income	(4,000)	(81,682)
Decrease in Net Assets from Distributions to Shareholders	(4,000)	(81,682)

Fund Share Transactions (Note 7):
Net proceeds from sale of shares	1,423,615	2,501,776
Reinvestment of distributions	2,600	44,888
Cost of shares repurchased	(1,071,952)	(761,945)
Increase in Net Assets From Fund Share Transactions	354,263	1,784,719
Increase in Net Assets	489,155	2,358,102

Net Assets:
Beginning of period	5,027,757	2,669,655
End of period*	$5,516,912	$5,027,757
* Includes undistributed net investment income of:	$23,947	$1,572

See Notes to Financial Statements.

Legg Mason Target Retirement Series 2011 Semi-Annual Report	37

Legg Mason Target Retirement 2030

For the Six Months Ended July 31, 2011 (unaudited) and the Year Ended January 31, 2011	July 31	January 31

Operations:
Net investment income	$22,440	$53,944
Net realized gain (loss)	6,756	(16,409)
Change in net unrealized appreciation (depreciation)	59,175	472,313
Increase in Net Assets From Operations	88,371	509,848

Distributions to Shareholders From (Notes 1 and 6):
Net investment income	(2,000)	(52,970)
Decrease in Net Assets from Distributions to Shareholders	(2,000)	(52,970)

Fund Share Transactions (Note 7):
Net proceeds from sale of shares	1,696,742	2,776,942
Reinvestment of distributions	1,339	19,404
Cost of shares repurchased	(1,540,518)	(1,072,514)
Increase in Net Assets From Fund Share Transactions	157,563	1,723,832
Increase in Net Assets	243,934	2,180,710

Net Assets:
Beginning of period	3,901,701	1,720,991
End of period*	$4,145,635	$3,901,701
* Includes undistributed net investment income of:	$20,998	$558

See Notes to Financial Statements.

38	Legg Mason Target Retirement Series 2011 Semi-Annual Report

Statements of changes in net assets (cont’d)

Legg Mason Target Retirement 2035

For the Six Months Ended July 31, 2011 (unaudited) and the Year Ended January 31, 2011	July 31	January 31

Operations:
Net investment income	$18,097	$48,872
Net realized gain (loss)	8,341	(21,436)
Change in net unrealized appreciation (depreciation)	34,123	595,578
Increase in Net Assets From Operations	60,561	623,014

Distributions to Shareholders From (Notes 1 and 6):
Net investment income	(2,000)	(47,300)
Decrease in Net Assets from Distributions to Shareholders	(2,000)	(47,300)

Fund Share Transactions (Note 7):
Net proceeds from sale of shares	762,655	2,310,264
Reinvestment of distributions	972	15,342
Cost of shares repurchased	(803,612)	(1,011,947)
Increase (Decrease) in Net Assets From Fund Share Transactions	(39,985)	1,313,659
Increase in Net Assets	18,576	1,889,373

Net Assets:
Beginning of period	4,043,318	2,153,945
End of period*	$4,061,894	$4,043,318
* Includes undistributed net investment income of:	$16,152	$55

See Notes to Financial Statements.

Legg Mason Target Retirement Series 2011 Semi-Annual Report	39

Legg Mason Target Retirement 2040

For the Six Months Ended July 31, 2011 (unaudited) and the Year Ended January 31, 2011	July 31	January 31

Operations:
Net investment income	$10,915	$34,481
Net realized gain (loss)	6,036	(10,874)
Change in net unrealized appreciation (depreciation)	34,597	530,911
Increase in Net Assets From Operations	51,548	554,518

Distributions to Shareholders From (Notes 1 and 6):
Net investment income	(2,000)	(33,200)
Decrease in Net Assets from Distributions to Shareholders	(2,000)	(33,200)

Fund Share Transactions (Note 7):
Net proceeds from sale of shares	1,111,644	2,384,769
Reinvestment of distributions	1,094	10,329
Cost of shares repurchased	(1,052,939)	(622,710)
Increase in Net Assets From Fund Share Transactions	59,799	1,772,388
Increase in Net Assets	109,347	2,293,706

Net Assets:
Beginning of period	3,797,448	1,503,742
End of period*	$3,906,795	$3,797,448
* Includes undistributed net investment income of:	$9,432	$517

See Notes to Financial Statements.

40	Legg Mason Target Retirement Series 2011 Semi-Annual Report

Statements of changes in net assets (cont’d)

Legg Mason Target Retirement 2045

For the Six Months Ended July 31, 2011 (unaudited) and the Year Ended January 31, 2011	July 31	January 31

Operations:
Net investment income	$7,011	$24,584
Net realized gain (loss)	2,735	(16,524)
Change in net unrealized appreciation (depreciation)	19,802	396,896
Increase in Net Assets From Operations	29,548	404,956

Distributions to Shareholders From (Notes 1 and 6):
Net investment income	(1,500)	(23,600)
Decrease in Net Assets from Distributions to Shareholders	(1,500)	(23,600)

Fund Share Transactions (Note 7):
Net proceeds from sale of shares	608,948	1,549,345
Reinvestment of distributions	825	5,683
Cost of shares repurchased	(469,103)	(894,587)
Increase in Net Assets From Fund Share Transactions	140,670	660,441
Increase in Net Assets	168,718	1,041,797

Net Assets:
Beginning of period	2,411,129	1,369,332
End of period*	$2,579,847	$2,411,129
* Includes undistributed net investment income of:	$5,838	$327

See Notes to Financial Statements.

Legg Mason Target Retirement Series 2011 Semi-Annual Report	41

Legg Mason Target Retirement 2050

For the Six Months Ended July 31, 2011 (unaudited) and the Year Ended January 31, 2011	July 31	January 31

Operations:
Net investment income	$6,674	$20,465
Net realized loss	(6,350)	(31,557)
Change in net unrealized appreciation (depreciation)	28,230	359,389
Increase in Net Assets From Operations	28,554	348,297

Distributions to Shareholders From (Notes 1 and 6):
Net investment income	(1,000)	(19,500)
Decrease in Net Assets from Distributions to Shareholders	(1,000)	(19,500)

Fund Share Transactions (Note 7):
Net proceeds from sale of shares	757,469	1,374,383
Reinvestment of distributions	862	8,354
Cost of shares repurchased	(388,908)	(551,298)
Increase in Net Assets From Fund Share Transactions	369,423	831,439
Increase in Net Assets	396,977	1,160,236

Net Assets:
Beginning of period	2,326,538	1,166,302
End of period*	$2,723,515	$2,326,538
* Includes undistributed net investment income of:	$5,986	$312

See Notes to Financial Statements.

42	Legg Mason Target Retirement Series 2011 Semi-Annual Report

Statements of changes in net assets (cont’d)

Legg Mason Target Retirement Fund

For the Six Months Ended July 31, 2011 (unaudited) and the Year Ended January 31, 2011	July 31	January 31

Operations:
Net investment income	$27,148	$69,036
Net realized gain (loss)	6,765	(12,210)
Change in net unrealized appreciation (depreciation)	61,475	220,224
Increase in Net Assets From Operations	95,388	277,050

Distributions to Shareholders From (Notes 1 and 6):
Net investment income	(5,000)	(67,000)
Decrease in Net Assets from Distributions to Shareholders	(5,000)	(67,000)

Fund Share Transactions (Note 7):
Net proceeds from sale of shares	685,544	1,359,197
Reinvestment of distributions	4,648	34,837
Cost of shares repurchased	(889,995)	(566,596)
Increase (Decrease) in Net Assets From Fund Share Transactions	(199,803)	827,438
Increase (Decrease) in Net Assets	(109,415)	1,037,488

Net Assets:
Beginning of period	2,522,403	1,484,915
End of period*	$2,412,988	$2,522,403
* Includes undistributed net investment income of:	$25,012	$2,864

See Notes to Financial Statements.

Legg Mason Target Retirement Series 2011 Semi-Annual Report	43

Financial highlights

Legg Mason Target Retirement 2015

For a share of each class of beneficial interest outstanding throughout each year ended January 31, unless otherwise noted:
Class A Shares[1]	2011[2]	2011		2010		2009[3]

Net asset value, beginning of period	$11.92	$10.38		$7.91		$11.40

Income (loss) from operations:
Net investment income	0.11	0.33	[4]	0.35	[4]	0.20	[4]
Net realized and unrealized gain (loss)	0.29	1.47		2.40		(3.49)
Total income (loss) from operations	0.40	1.80		2.75		(3.29)

Less distributions from:
Net investment income	(0.01)	(0.26)		(0.28)		(0.20)
Total distributions	(0.01)	(0.26)		(0.28)		(0.20)

Net asset value, end of period	$12.31	$11.92		$10.38		$7.91
Total return[5]	3.38%	17.42%		34.70%		(28.96)%

Net assets, end of period (000s)	$532	$231		$233		$69

Ratios to average net assets:
Gross expenses[6]	2.97%[7]	6.12%		14.08%		24.64%[7]
Net expenses[6,8]	0.45 [7,9,10]	0.43	[9,11,12]	0.58	[12]	0.58	[7,12]
Net investment income	1.83 [7]	2.92	[4]	3.53	[4]	5.31	[4,7]

Portfolio turnover rate	21%	54%		68%		11%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended July 31, 2011 (unaudited).

[3]	For the period August 29, 2008 (commencement of operations) to January 31, 2009.

[4]	Net investment income includes short-term capital gain distributions from Underlying Funds.

[5]

Performance figures, exclusive of sales charges, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[6]	Does not include expenses of the Underlying Funds in which the Fund invests.

[7]	Annualized.

[8]	Reflects fee waivers and/or expense reimbursements.

[9]

As a result of an expense limitation arrangement, the ratio of expenses, other than brokerage, interest, taxes and extraordinary expenses, to average net assets of Class A shares did not exceed 0.99% through May 31, 2011. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[10]

As a result of an expense limitation arrangement, effective May 31, 2011, the ratio of expenses, other than brokerage, interest, taxes and extraordinary expenses, to average net assets of Class A shares did not exceed 1.15%. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs. This expense limitation arrangement cannot be terminated prior to December 31, 2012 without the Board of Trustees’ consent.

[11]

As a result of a contractual expense limitation, effective March 22, 2010 through May 31, 2010, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class A shares did not exceed 0.99%. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[12]

As a result of a contractual expense limitation, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class A shares did not exceed 1.15% until March 22, 2010. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

See Notes to Financial Statements.

44	Legg Mason Target Retirement Series 2011 Semi-Annual Report

Financial highlights (cont’d)

Legg Mason Target Retirement 2015

For a share of each class of beneficial interest outstanding throughout each year ended January 31, unless otherwise noted:
Class C Shares[1]	2011[2]	2011		2010		2009[3]

Net asset value, beginning of period	$11.92	$10.38		$7.91		$11.40

Income (loss) from operations:
Net investment income	0.06	0.29	[4]	0.28	[4]	0.17	[4]
Net realized and unrealized gain (loss)	0.29	1.42		2.39		(3.48)
Total income (loss) from operations	0.35	1.71		2.67		(3.31)

Less distributions from:
Net investment income	(0.01)	(0.17)		(0.20)		(0.18)
Total distributions	(0.01)	(0.17)		(0.20)		(0.18)

Net asset value, end of period	$12.26	$11.92		$10.38		$7.91
Total return[5]	2.93%	16.54%		33.67%		(29.13)%

Net assets, end of period (000s)	$3,863	$3,274		$1,046		$80

Ratios to average net assets:
Gross expenses[6]	3.87%[7]	6.71%		13.38%		24.97%[7]
Net expenses[6,8]	1.19 [7,9,10]	1.16	[9,11,12]	1.33	[12]	1.33	[7,12]
Net investment income	0.97 [7]	2.58	[4]	2.83	[4]	4.53	[4,7]

Portfolio turnover rate	21%	54%		68%		11%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended July 31, 2011 (unaudited).

[3]	For the period August 29, 2008 (commencement of operations) to January 31, 2009.

[4]	Net investment income includes short-term capital gain distributions from Underlying Funds.

[5]

Performance figures, exclusive of CDSC, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[6]	Does not include expenses of the Underlying Funds in which the Fund invests.

[7]	Annualized.

[8]	Reflects fee waivers and/or expense reimbursements.

[9]

As a result of an expense limitation arrangement, the ratio of expenses, other than brokerage, interest, taxes and extraordinary expenses, to average net assets of Class C shares did not exceed 1.74% through May 31, 2011. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[10]

As a result of an expense limitation arrangement, effective May 31, 2011, the ratio of expenses, other than brokerage, interest, taxes and extraordinary expenses, to average net assets of Class C shares did not exceed 1.90%. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs. This expense limitation arrangement cannot be terminated prior to December 31, 2012 without the Board of Trustees’ consent.

[11]

As a result of a contractual expense limitation, effective March 22, 2010 through May 31, 2010, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class C shares did not exceed 1.74%. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[12]

As a result of a contractual expense limitation, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class C shares did not exceed 1.90% until March 22, 2010. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

See Notes to Financial Statements.

Legg Mason Target Retirement Series 2011 Semi-Annual Report	45

Legg Mason Target Retirement 2015

For a share of each class of beneficial interest outstanding throughout each year ended January 31, unless otherwise noted:
Class FI Shares[1]	2011[2]	2011		2010		2009[3]

Net asset value, beginning of period	$11.92	$10.38		$7.91		$11.40

Income (loss) from operations:
Net investment income	0.10	0.32	[4]	0.30	[4]	0.20	[4]
Net realized and unrealized gain (loss)	0.30	1.48		2.45		(3.49)
Total income (loss) from operations	0.40	1.80		2.75		(3.29)

Less distributions from:
Net investment income	(0.01)	(0.26)		(0.28)		(0.20)
Total distributions	(0.01)	(0.26)		(0.28)		(0.20)

Net asset value, end of period	$12.31	$11.92		$10.38		$7.91
Total return[5]	3.39%	17.42%		34.70%		(28.96)%

Net assets, end of period (000s)	$324	$553		$476		$347

Ratios to average net assets:
Gross expenses[6]	3.13%[7]	5.95%		18.15%		24.60%[7]
Net expenses[6,8]	0.43 [7,9,10]	0.43	[9,11,12]	0.58	[12]	0.58	[7,12]
Net investment income	1.68 [7]	2.85	[4]	3.18	[4]	5.31	[4,7]

Portfolio turnover rate	21%	54%		68%		11%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended July 31, 2011 (unaudited).

[3]	For the period August 29, 2008 (commencement of operations) to January 31, 2009.

[4]	Net investment income includes short-term capital gain distributions from Underlying Funds.

[5]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[6]	Does not include expenses of the Underlying Funds in which the Fund invests.

[7]	Annualized.

[8]	Reflects fee waivers and/or expense reimbursements.

[9]

As a result of an expense limitation arrangement, the ratio of expenses, other than brokerage, interest, taxes and extraordinary expenses, to average net assets of Class FI shares did not exceed 0.99% through May 31, 2011. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[10]

As a result of an expense limitation arrangement, effective May 31, 2011, the ratio of expenses, other than brokerage, interest, taxes and extraordinary expenses, to average net assets of Class FI shares did not exceed 1.15%. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs. This expense limitation arrangement cannot be terminated prior to December 31, 2012 without the Board of Trustees’ consent.

[11]

As a result of a contractual expense limitation, effective March 22, 2010 through May 31, 2010, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class FI shares did not exceed 0.99%. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[12]

As a result of a contractual expense limitation, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class FI shares did not exceed 1.15% until March 22, 2010. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

See Notes to Financial Statements.

46	Legg Mason Target Retirement Series 2011 Semi-Annual Report

Financial highlights (cont’d)

Legg Mason Target Retirement 2015

For a share of each class of beneficial interest outstanding throughout each year ended January 31, unless otherwise noted:
Class R Shares[1]	2011[2]	2011		2010		2009[3]

Net asset value, beginning of period	$11.92	$10.38		$7.91		$11.40

Income (loss) from operations:
Net investment income	0.09	0.29	[4]	0.28	[4]	0.19	[4]
Net realized and unrealized gain (loss)	0.30	1.48		2.44		(3.49)
Total income (loss) from operations	0.39	1.77		2.72		(3.30)

Less distributions from:
Net investment income	(0.01)	(0.23)		(0.25)		(0.19)
Total distributions	(0.01)	(0.23)		(0.25)		(0.19)

Net asset value, end of period	$12.30	$11.92		$10.38		$7.91
Total return[5]	3.27%	17.11%		34.36%		(29.02)%

Net assets, end of period (000s)	$109	$105		$91		$69

Ratios to average net assets:
Gross expenses[6]	3.27%[7]	6.21%		18.27%		24.90%[7]
Net expenses[6,8]	0.69 [7,9,10]	0.68	[9,11,12]	0.84	[12]	0.83	[7,12]
Net investment income	1.46 [7]	2.59	[4]	2.93	[4]	5.06	[4,7]

Portfolio turnover rate	21%	54%		68%		11%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended July 31, 2011 (unaudited).

[3]	For the period August 29, 2008 (commencement of operations) to January 31, 2009.

[4]	Net investment income includes short-term capital gain distributions from Underlying Funds.

[5]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[6]	Does not include expenses of the Underlying Funds in which the Fund invests.

[7]	Annualized.

[8]	Reflects fee waivers and/or expense reimbursements.

[9]

As a result of an expense limitation arrangement, the ratio of expenses, other than brokerage, interest, taxes and extraordinary expenses, to average net assets of Class R shares did not exceed 1.24% through May 31, 2011. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[10]

As a result of an expense limitation arrangement, effective May 31, 2011, the ratio of expenses, other than brokerage, interest, taxes and extraordinary expenses, to average net assets of Class R shares did not exceed 1.40%. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs. This expense limitation arrangement cannot be terminated prior to December 31, 2012 without the Board of Trustees’ consent.

[11]

As a result of a contractual expense limitation, effective March 22, 2010 through May 31, 2010, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class R shares did not exceed 1.24%. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[12]

As a result of a contractual expense limitation, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class R shares did not exceed 1.40% until March 22, 2010. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

See Notes to Financial Statements.

Legg Mason Target Retirement Series 2011 Semi-Annual Report	47

Legg Mason Target Retirement 2015

For a share of each class of beneficial interest outstanding throughout each year ended January 31, unless otherwise noted:
Class I Shares[1]	2011[2]	2011		2010		2009[3]

Net asset value, beginning of period	$11.92	$10.39		$7.92		$11.40

Income (loss) from operations:
Net investment income	0.12	0.34	[4]	0.34	[4]	0.21	[4]
Net realized and unrealized gain (loss)	0.31	1.49		2.44		(3.48)
Total income (loss) from operations	0.43	1.83		2.78		(3.27)

Less distributions from:
Net investment income	(0.03)	(0.30)		(0.31)		(0.21)
Total distributions	(0.03)	(0.30)		(0.31)		(0.21)

Net asset value, end of period	$12.32	$11.92		$10.39		$7.92
Total return[5]	3.59%	17.63%		35.07%		(28.80)%

Net assets, end of period (000s)	$114	$212		$138		$70

Ratios to average net assets:
Gross expenses[6]	2.91%[7]	5.78%		15.32%		24.39%[7]
Net expenses[6,8]	0.17 [7,9,10]	0.17	[9,11,12]	0.28	[12]	0.28	[7,12]
Net investment income	1.89 [7]	3.07	[4]	3.56	[4]	5.61	[4,7]

Portfolio turnover rate	21%	54%		68%		11%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended July 31, 2011 (unaudited).

[3]	For the period August 29, 2008 (commencement of operations) to January 31, 2009.

[4]	Net investment income includes short-term capital gain distributions from Underlying Funds.

[5]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[6]	Does not include expenses of the Underlying Funds in which the Fund invests.

[7]	Annualized.

[8]	Reflects fee waivers and/or expense reimbursements.

[9]

As a result of an expense limitation arrangement, the ratio of expenses, other than brokerage, interest, taxes and extraordinary expenses, to average net assets of Class I shares did not exceed 0.74% through May 31, 2011. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[10]

As a result of an expense limitation arrangement, effective May 31, 2011, the ratio of expenses, other than brokerage, interest, taxes and extraordinary expenses, to average net assets of Class I shares did not exceed 0.85%. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs. This expense limitation arrangement cannot be terminated prior to December 31, 2012 without the Board of Trustees’ consent.

[11]

As a result of a contractual expense limitation, effective March 22, 2010 through May 31, 2010, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class I shares did not exceed 0.74%. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[12]

As a result of a contractual expense limitation, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class I shares did not exceed 0.85% until March 22, 2010. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

See Notes to Financial Statements.

48	Legg Mason Target Retirement Series 2011 Semi-Annual Report

Financial highlights (cont’d)

Legg Mason Target Retirement 2020

For a share of each class of beneficial interest outstanding throughout each year ended January 31, unless otherwise noted:
Class A Shares[1]	2011[2]	2011		2010		2009[3]

Net asset value, beginning of period	$11.79	$10.25		$7.81		$11.40

Income (loss) from operations:
Net investment income	0.09	0.36	[4]	0.30	[4]	0.18	[4]
Net realized and unrealized gain (loss)	0.28	1.45		2.40		(3.59)
Total income (loss) from operations	0.37	1.81		2.70		(3.41)

Less distributions from:
Net investment income	(0.01)	(0.27)		(0.26)		(0.18)
Total distributions	(0.01)	(0.27)		(0.26)		(0.18)

Net asset value, end of period	$12.15	$11.79		$10.25		$7.81
Total return[5]	3.13%	17.72%		34.46%		(30.03)%

Net assets, end of period (000s)	$438	$533		$192		$68

Ratios to average net assets:
Gross expenses[6]	3.24%[7]	5.29%		13.03%		25.21%[7]
Net expenses[6,8]	0.44 [7,9,10]	0.41	[9,11,12]	0.58	[12]	0.57	[7,12]
Net investment income	1.54 [7]	3.23	[4]	3.14	[4]	4.90	[4,7]

Portfolio turnover rate	19%	41%		50%		10%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended July 31, 2011 (unaudited).

[3]	For the period August 29, 2008 (commencement of operations) to January 31, 2009.

[4]	Net investment income includes short-term capital gain distributions from Underlying Funds.

[5]

Performance figures, exclusive of sales charges, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[6]	Does not include expenses of the Underlying Funds in which the Fund invests.

[7]	Annualized.

[8]	Reflects fee waivers and/or expense reimbursements.

[9]

As a result of an expense limitation arrangement, the ratio of expenses, other than brokerage, interest, taxes and extraordinary expenses, to average net assets of Class A shares did not exceed 0.99% through May 31, 2011. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[10]

As a result of an expense limitation arrangement, effective May 31, 2011, the ratio of expenses, other than brokerage, interest, taxes and extraordinary expenses, to average net assets of Class A shares did not exceed 1.15%. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs. This expense limitation arrangement cannot be terminated prior to December 31, 2012 without the Board of Trustees’ consent.

[11]

As a result of a contractual expense limitation, effective March 22, 2010 through May 31, 2010, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class A shares did not exceed 0.99%. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[12]

As a result of a contractual expense limitation, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class A shares did not exceed 1.15% until March 22, 2010. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

See Notes to Financial Statements.

Legg Mason Target Retirement Series 2011 Semi-Annual Report	49

Legg Mason Target Retirement 2020

For a share of each class of beneficial interest outstanding throughout each year ended January 31, unless otherwise noted:
Class C Shares[1]	2011[2]	2011		2010		2009[3]

Net asset value, beginning of period	$11.79	$10.25		$7.81		$11.40

Income (loss) from operations:
Net investment income	0.05	0.23	[4]	0.22	[4]	0.11	[4]
Net realized and unrealized gain (loss)	0.28	1.49		2.39		(3.54)
Total income (loss) from operations	0.33	1.72		2.61		(3.43)

Less distributions from:
Net investment income	(0.01)	(0.18)		(0.17)		(0.16)
Total distributions	(0.01)	(0.18)		(0.17)		(0.16)

Net asset value, end of period	$12.11	$11.79		$10.25		$7.81
Total return[5]	2.80%	16.80%		33.43%		(30.20)%

Net assets, end of period (000s)	$2,741	$2,399		$1,217		$310

Ratios to average net assets:
Gross expenses[6]	4.04%[7]	6.20%		14.33%		17.12%[7]
Net expenses[6,8]	1.19 [7,9,10]	1.16	[9,11,12]	1.33	[12]	1.32	[7,12]
Net investment income	0.79 [7]	2.08	[4]	2.28	[4]	3.13	[4,7]

Portfolio turnover rate	19%	41%		50%		10%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended July 31, 2011 (unaudited).

[3]	For the period August 29, 2008 (commencement of operations) to January 31, 2009.

[4]	Net investment income includes short-term capital gain distributions from Underlying Funds.

[5]

Performance figures, exclusive of CDSC, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[6]	Does not include expenses of the Underlying Funds in which the Fund invests.

[7]	Annualized.

[8]	Reflects fee waivers and/or expense reimbursements.

[9]

As a result of an expense limitation arrangement, the ratio of expenses, other than brokerage, interest, taxes and extraordinary expenses, to average net assets of Class C shares did not exceed 1.74% through May 31, 2011. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[10]

As a result of an expense limitation arrangement, effective May 31, 2011, the ratio of expenses, other than brokerage, interest, taxes and extraordinary expenses, to average net assets of Class C shares did not exceed 1.90%. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs. This expense limitation arrangement cannot be terminated prior to December 31, 2012 without the Board of Trustees’ consent.

[11]

As a result of a contractual expense limitation, effective March 22, 2010 through May 31, 2010, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class C shares did not exceed 1.74%. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[12]

As a result of a contractual expense limitation, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class C shares did not exceed 1.90% until March 22, 2010. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

See Notes to Financial Statements.

50	Legg Mason Target Retirement Series 2011 Semi-Annual Report

Financial highlights (cont’d)

Legg Mason Target Retirement 2020

For a share of each class of beneficial interest outstanding throughout each year ended January 31, unless otherwise noted:
Class FI Shares[1]	2011[2]	2011		2010		2009[3]

Net asset value, beginning of period	$11.79	$10.25		$7.81		$11.40

Income (loss) from operations:
Net investment income	0.09	0.29	[4]	0.26	[4]	0.18	[4]
Net realized and unrealized gain (loss)	0.28	1.52		2.44		(3.59)
Total income (loss) from operations	0.37	1.81		2.70		(3.41)

Less distributions from:
Net investment income	(0.01)	(0.27)		(0.26)		(0.18)
Total distributions	(0.01)	(0.27)		(0.26)		(0.18)

Net asset value, end of period	$12.15	$11.79		$10.25		$7.81
Total return[5]	3.13%	17.69%		34.46%		(30.03)%

Net assets, end of period (000s)	$280	$517		$450		$343

Ratios to average net assets:
Gross expenses[6]	3.28%[7]	5.19%		15.32%		25.16%[7]
Net expenses[6,8]	0.42 [7,9,10]	0.42	[9,11,12]	0.58	[12]	0.57	[7,12]
Net investment income	1.45 [7]	2.65	[4]	2.82	[4]	4.90	[4,7]

Portfolio turnover rate	19%	41%		50%		10%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended July 31, 2011 (unaudited).

[3]	For the period August 29, 2008 (commencement of operations) to January 31, 2009.

[4]	Net investment income includes short-term capital gain distributions from Underlying Funds.

[5]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[6]	Does not include expenses of the Underlying Funds in which the Fund invests.

[7]	Annualized.

[8]	Reflects fee waivers and/or expense reimbursements.

[9]

As a result of an expense limitation arrangement, the ratio of expenses, other than brokerage, interest, taxes and extraordinary expenses, to average net assets of Class FI shares did not exceed 0.99% through May 31, 2011. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[10]

As a result of an expense limitation arrangement, effective May 31, 2011, the ratio of expenses, other than brokerage, interest, taxes and extraordinary expenses, to average net assets of Class FI shares did not exceed 1.15%. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs. This expense limitation arrangement cannot be terminated prior to December 31, 2012 without the Board of Trustees’ consent.

[11]

As a result of a contractual expense limitation, effective March 22, 2010 through May 31, 2010, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class FI shares did not exceed 0.99%. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[12]

As a result of a contractual expense limitation, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class FI shares did not exceed 1.15% until March 22, 2010. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

See Notes to Financial Statements.

Legg Mason Target Retirement Series 2011 Semi-Annual Report	51

Legg Mason Target Retirement 2020

For a share of each class of beneficial interest outstanding throughout each year ended January 31, unless otherwise noted:
Class R Shares[1]	2011[2]	2011		2010		2009[3]

Net asset value, beginning of period	$11.79	$10.25		$7.81		$11.40

Income (loss) from operations:
Net investment income	0.08	0.26	[4]	0.24	[4]	0.17	[4]
Net realized and unrealized gain (loss)	0.27	1.52		2.43		(3.59)
Total income (loss) from operations	0.35	1.78		2.67		(3.42)

Less distributions from:
Net investment income	(0.01)	(0.24)		(0.23)		(0.17)
Total distributions	(0.01)	(0.24)		(0.23)		(0.17)

Net asset value, end of period	$12.13	$11.79		$10.25		$7.81
Total return[5]	2.96%	17.40%		34.11%		(30.09)%

Net assets, end of period (000s)	$144	$169		$143		$68

Ratios to average net assets:
Gross expenses[6]	3.38%[7]	5.51%		15.12%		25.46%[7]
Net expenses[6,8]	0.69 [7,9,10]	0.67	[9,11,12]	0.83	[12]	0.83	[7,12]
Net investment income	1.25 [7]	2.40	[4]	2.56	[4]	4.65	[4,7]

Portfolio turnover rate	19%	41%		50%		10%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended July 31, 2011 (unaudited).

[3]	For the period August 29, 2008 (commencement of operations) to January 31, 2009.

[4]	Net investment income includes short-term capital gain distributions from Underlying Funds.

[5]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[6]	Does not include expenses of the Underlying Funds in which the Fund invests.

[7]	Annualized.

[8]	Reflects fee waivers and/or expense reimbursements.

[9]

As a result of an expense limitation arrangement, the ratio of expenses, other than brokerage, interest, taxes and extraordinary expenses, to average net assets of Class R shares did not exceed 1.24% through May 31, 2011. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[10]

As a result of an expense limitation arrangement, effective May 31, 2011, the ratio of expenses, other than brokerage, interest, taxes and extraordinary expenses, to average net assets of Class R shares did not exceed 1.40%. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs. This expense limitation arrangement cannot be terminated prior to December 31, 2012 without the Board of Trustees’ consent.

[11]

As a result of a contractual expense limitation, effective March 22, 2010 through May 31, 2010, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class R shares did not exceed 1.24%. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[12]

As a result of a contractual expense limitation, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class R shares did not exceed 1.40% until March 22, 2010. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

See Notes to Financial Statements.

52	Legg Mason Target Retirement Series 2011 Semi-Annual Report

Financial highlights (cont’d)

Legg Mason Target Retirement 2020

For a share of each class of beneficial interest outstanding throughout each year ended January 31, unless otherwise noted:
Class I Shares[1]	2011[2]	2011		2010		2009[3]

Net asset value, beginning of period	$11.79	$10.26		$7.81		$11.40

Income (loss) from operations:
Net investment income	0.11	0.32	[4]	0.32	[4]	0.19	[4]
Net realized and unrealized gain (loss)	0.27	1.51		2.42		(3.59)
Total income (loss) from operations	0.38	1.83		2.74		(3.40)

Less distributions from:
Net investment income	(0.02)	(0.30)		(0.29)		(0.19)
Total distributions	(0.02)	(0.30)		(0.29)		(0.19)

Net asset value, end of period	$12.15	$11.79		$10.26		$7.81
Total return[5]	3.21%	17.92%		35.01%		(29.96)%

Net assets, end of period (000s)	$1,445	$911		$177		$69

Ratios to average net assets:
Gross expenses[6]	2.77%[7]	4.98%		12.48%		24.89%[7]
Net expenses[6,8]	0.18 [7,9,10]	0.16	[9,11,12]	0.28	[12]	0.27	[7,12]
Net investment income	1.89 [7]	2.96	[4]	3.35	[4]	5.21	[4,7]

Portfolio turnover rate	19%	41%		50%		10%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended July 31, 2011 (unaudited).

[3]	For the period August 29, 2008 (commencement of operations) to January 31, 2009.

[4]	Net investment income includes short-term capital gain distributions from Underlying Funds.

[5]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[6]	Does not include expenses of the Underlying Funds in which the Fund invests.

[7]	Annualized.

[8]	Reflects fee waivers and/or expense reimbursements.

[9]

As a result of an expense limitation arrangement, the ratio of expenses, other than brokerage, interest, taxes and extraordinary expenses, to average net assets of Class I shares did not exceed 0.74% through May 31, 2011. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[10]

As a result of an expense limitation arrangement, effective May 31, 2011, the ratio of expenses, other than brokerage, interest, taxes and extraordinary expenses, to average net assets of Class I shares did not exceed 0.85%. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs. This expense limitation arrangement cannot be terminated prior to December 31, 2012 without the Board of Trustees’ consent.

[11]

As a result of a contractual expense limitation, effective March 22, 2010 through May 31, 2010, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class I shares did not exceed 0.74%. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[12]

As a result of a contractual expense limitation, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class I shares did not exceed 0.85% until March 22, 2010. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

See Notes to Financial Statements.

Legg Mason Target Retirement Series 2011 Semi-Annual Report	53

Legg Mason Target Retirement 2025

For a share of each class of beneficial interest outstanding throughout each year ended January 31, unless otherwise noted:
Class A Shares[1]	2011[2]	2011		2010		2009[3]

Net asset value, beginning of period	$11.65	$10.05		$7.60		$11.40

Income (loss) from operations:
Net investment income	0.09	0.28	[4]	0.26	[4]	0.17	[4]
Net realized and unrealized gain (loss)	0.25	1.57		2.41		(3.80)
Total income (loss) from operations	0.34	1.85		2.67		(3.63)

Less distributions from:
Net investment income	(0.01)	(0.25)		(0.22)		(0.17)
Total distributions	(0.01)	(0.25)		(0.22)		(0.17)

Net asset value, end of period	$11.98	$11.65		$10.05		$7.60
Total return[5]	2.89%	18.50%		35.13%		(31.93)%

Net assets, end of period (000s)	$455	$325		$216		$67

Ratios to average net assets:
Gross expenses[6]	2.82%[7]	4.80%		13.74%		25.33%[7]
Net expenses[6,8]	0.43 [7,9,10]	0.40	[9,11,12]	0.57	[12]	0.57	[7,12]
Net investment income	1.45 [7]	2.57	[4]	2.78	[4]	4.77	[4,7]

Portfolio turnover rate	14%	28%		48%		8%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended July 31, 2011 (unaudited).

[3]	For the period August 29, 2008 (commencement of operations) to January 31, 2009.

[4]	Net investment income includes short-term capital gain distributions from Underlying Funds.

[5]

Performance figures, exclusive of sales charges, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[6]	Does not include expenses of the Underlying Funds in which the Fund invests.

[7]	Annualized.

[8]	Reflects fee waivers and/or expense reimbursements.

[9]

As a result of an expense limitation arrangement, the ratio of expenses, other than brokerage, interest, taxes and extraordinary expenses, to average net assets of Class A shares did not exceed 0.99% through May 31, 2011. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[10]

As a result of an expense limitation arrangement, effective May 31, 2011, the ratio of expenses, other than brokerage, interest, taxes and extraordinary expenses, to average net assets of Class A shares did not exceed 1.15%. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs. This expense limitation arrangement cannot be terminated prior to December 31, 2012 without the Board of Trustees’ consent.

[11]

As a result of a contractual expense limitation, effective March 22, 2010 through May 31, 2010, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class A shares did not exceed 0.99%. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[12]

As a result of a contractual expense limitation, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class A shares did not exceed 1.15% until March 22, 2010. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

See Notes to Financial Statements.

54	Legg Mason Target Retirement Series 2011 Semi-Annual Report

Financial highlights (cont’d)

Legg Mason Target Retirement 2025

For a share of each class of beneficial interest outstanding throughout each year ended January 31, unless otherwise noted:
Class C Shares[1]	2011[2]	2011		2010		2009[3]

Net asset value, beginning of period	$11.65	$10.05		$7.60		$11.40

Income (loss) from operations:
Net investment income	0.04	0.20	[4]	0.21	[4]	0.13	[4]
Net realized and unrealized gain (loss)	0.26	1.57		2.38		(3.78)
Total income (loss) from operations	0.30	1.77		2.59		(3.65)

Less distributions from:
Net investment income	(0.01)	(0.17)		(0.14)		(0.15)
Total distributions	(0.01)	(0.17)		(0.14)		(0.15)

Net asset value, end of period	$11.94	$11.65		$10.05		$7.60
Total return[5]	2.55%	17.61%		34.09%		(32.10)%

Net assets, end of period (000s)	$3,673	$3,112		$1,521		$160

Ratios to average net assets:
Gross expenses[6]	3.69%[7]	5.67%		14.80%		24.88%[7]
Net expenses[6,8]	1.17 [7,9,10]	1.15	[9,11,12]	1.32	[12]	1.31	[7,12]
Net investment income	0.66 [7]	1.87	[4]	2.19	[4]	3.78	[4,7]

Portfolio turnover rate	14%	28%		48%		8%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended July 31, 2011 (unaudited).

[3]	For the period August 29, 2008 (commencement of operations) to January 31, 2009.

[4]	Net investment income includes short-term capital gain distributions from Underlying Funds.

[5]

Performance figures, exclusive of CDSC, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[6]	Does not include expenses of the Underlying Funds in which the Fund invests.

[7]	Annualized.

[8]	Reflects fee waivers and/or expense reimbursements.

[9]

As a result of an expense limitation arrangement, the ratio of expenses, other than brokerage, interest, taxes and extraordinary expenses, to average net assets of Class C shares did not exceed 1.74% through May 31, 2011. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[10]

As a result of an expense limitation arrangement, effective May 31, 2011, the ratio of expenses, other than brokerage, interest, taxes and extraordinary expenses, to average net assets of Class C shares did not exceed 1.90%. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs. This expense limitation arrangement cannot be terminated prior to December 31, 2012 without the Board of Trustees’ consent.

[11]

As a result of a contractual expense limitation, effective March 22, 2010 through May 31, 2010, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class C shares did not exceed 1.74%. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[12]

As a result of a contractual expense limitation, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class C shares did not exceed 1.90% until March 22, 2010. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

See Notes to Financial Statements.

Legg Mason Target Retirement Series 2011 Semi-Annual Report	55

Legg Mason Target Retirement 2025

For a share of each class of beneficial interest outstanding throughout each year ended January 31, unless otherwise noted:
Class FI Shares[1]	2011[2]	2011		2010		2009[3]

Net asset value, beginning of period	$11.65	$10.05		$7.60		$11.40

Income (loss) from operations:
Net investment income	0.08	0.26	[4]	0.24	[4]	0.17	[4]
Net realized and unrealized gain (loss)	0.25	1.59		2.43		(3.80)
Total income (loss) from operations	0.33	1.85		2.67		(3.63)

Less distributions from:
Net investment income	(0.01)	(0.25)		(0.22)		(0.17)
Total distributions	(0.01)	(0.25)		(0.22)		(0.17)

Net asset value, end of period	$11.97	$11.65		$10.05		$7.60
Total return[5]	2.81%	18.49%		35.13%		(31.93)%

Net assets, end of period (000s)	$127	$511		$441		$334

Ratios to average net assets:
Gross expenses[6]	2.93%[7]	4.66%		16.80%		25.36%[7]
Net expenses[6,8]	0.41 [7,9,10]	0.41	[9,11,12]	0.57	[12]	0.57	[7,12]
Net investment income	1.31 [7]	2.46	[4]	2.62	[4]	4.75	[4,7]

Portfolio turnover rate	14%	28%		48%		8%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended July 31, 2011 (unaudited).

[3]	For the period August 29, 2008 (commencement of operations) to January 31, 2009.

[4]	Net investment income includes short-term capital gain distributions from Underlying Funds.

[5]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[6]	Does not include expenses of the Underlying Funds in which the Fund invests.

[7]	Annualized.

[8]	Reflects fee waivers and/or expense reimbursements.

[9]

As a result of an expense limitation arrangement, the ratio of expenses, other than brokerage, interest, taxes and extraordinary expenses, to average net assets of Class FI shares did not exceed 0.99% through May 31, 2011. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[10]

As a result of an expense limitation arrangement, effective May 31, 2011, the ratio of expenses, other than brokerage, interest, taxes and extraordinary expenses, to average net assets of Class FI shares did not exceed 1.15%. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs. This expense limitation arrangement cannot be terminated prior to December 31, 2012 without the Board of Trustees’ consent.

[11]

As a result of a contractual expense limitation, effective March 22, 2010 through May 31, 2010, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class FI shares did not exceed 0.99%. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[12]

As a result of a contractual expense limitation, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class FI shares did not exceed 1.15% until March 22, 2010. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

See Notes to Financial Statements.

56	Legg Mason Target Retirement Series 2011 Semi-Annual Report

Financial highlights (cont’d)

Legg Mason Target Retirement 2025

For a share of each class of beneficial interest outstanding throughout each year ended January 31, unless otherwise noted:
Class R Shares[1]	2011[2]	2011		2010		2009[3]

Net asset value, beginning of period	$11.65	$10.04		$7.60		$11.40

Income (loss) from operations:
Net investment income	0.07	0.24	[4]	0.22	[4]	0.16	[4]
Net realized and unrealized gain (loss)	0.26	1.59		2.42		(3.80)
Total income (loss) from operations	0.33	1.83		2.64		(3.64)

Less distributions from:
Net investment income	(0.01)	(0.22)		(0.20)		(0.16)
Total distributions	(0.01)	(0.22)		(0.20)		(0.16)

Net asset value, end of period	$11.97	$11.65		$10.04		$7.60
Total return[5]	2.81%	18.31%		34.65%		(31.99)%

Net assets, end of period (000s)	$119	$114		$88		$67

Ratios to average net assets:
Gross expenses[6]	3.06%[7]	4.92%		17.08%		25.66%[7]
Net expenses[6,8]	0.67 [7,9,10]	0.66	[9,11,12]	0.82	[12]	0.82	[7,12]
Net investment income	1.14 [7]	2.22	[4]	2.37	[4]	4.50	[4],[7]

Portfolio turnover rate	14%	28%		48%		8%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended July 31, 2011 (unaudited).

[3]	For the period August 29, 2008 (commencement of operations) to January 31, 2009.

[4]	Net investment income includes short-term capital gain distributions from Underlying Funds.

[5]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[6]	Does not include expenses of the Underlying Funds in which the Fund invests.

[7]	Annualized.

[8]	Reflects fee waivers and/or expense reimbursements.

[9]

As a result of an expense limitation arrangement, the ratio of expenses, other than brokerage, interest, taxes and extraordinary expenses, to average net assets of Class R shares did not exceed 1.24% through May 31, 2011. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[10]

As a result of an expense limitation arrangement, effective May 31, 2011, the ratio of expenses, other than brokerage, interest, taxes and extraordinary expenses, to average net assets of Class R shares did not exceed 1.40%. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs. This expense limitation arrangement cannot be terminated prior to December 31, 2012 without the Board of Trustees’ consent.

[11]

As a result of a contractual expense limitation, effective March 22, 2010 through May 31, 2010, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class R shares did not exceed 1.24%. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[12]

As a result of a contractual expense limitation, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class R shares did not exceed 1.40% until March 22, 2010. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

See Notes to Financial Statements.

Legg Mason Target Retirement Series 2011 Semi-Annual Report	57

Legg Mason Target Retirement 2025

For a share of each class of beneficial interest outstanding throughout each year ended January 31, unless otherwise noted:
Class I Shares[1]	2011[2]	2011		2010		2009[3]

Net asset value, beginning of period	$11.65	$10.05		$7.61		$11.40

Income (loss) from operations:
Net investment income	0.10	0.30	[4]	0.30	[4]	0.18	[4]
Net realized and unrealized gain (loss)	0.26	1.59		2.40		(3.79)
Total income (loss) from operations	0.36	1.89		2.70		(3.61)

Less distributions from:
Net investment income	(0.02)	(0.29)		(0.26)		(0.18)
Total distributions	(0.02)	(0.29)		(0.26)		(0.18)

Net asset value, end of period	$11.99	$11.65		$10.05		$7.61
Total return[5]	3.05%	18.82%		35.37%		(31.78)%

Net assets, end of period (000s)	$1,143	$966		$404		$66

Ratios to average net assets:
Gross expenses[6]	2.58%[7]	4.45%		11.39%		25.15%[7]
Net expenses[6,8]	0.15 [7,9,10]	0.15	[9,11,12]	0.27	[12]	0.27	[7,12]
Net investment income	1.69 [7]	2.82	[4]	3.07	[4]	5.05	[4,7]

Portfolio turnover rate	14%	28%		48%		8%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended July 31, 2011 (unaudited).

[3]	For the period August 29, 2008 (commencement of operations) to January 31, 2009.

[4]	Net investment income includes short-term capital gain distributions from Underlying Funds.

[5]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[6]	Does not include expenses of the Underlying Funds in which the Fund invests.

[7]	Annualized.

[8]	Reflects fee waivers and/or expense reimbursements.

[9]

As a result of an expense limitation arrangement, the ratio of expenses, other than brokerage, interest, taxes and extraordinary expenses, to average net assets of Class I shares did not exceed 0.74% through May 31, 2011. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[10]

As a result of an expense limitation arrangement, effective May 31, 2011, the ratio of expenses, other than brokerage, interest, taxes and extraordinary expenses, to average net assets of Class I shares did not exceed 0.85%. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs. This expense limitation arrangement cannot be terminated prior to December 31, 2012 without the Board of Trustees’ consent.

[11]

As a result of a contractual expense limitation, effective March 22, 2010 through May 31, 2010, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class I shares did not exceed 0.74%. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[12]

As a result of a contractual expense limitation, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class I shares did not exceed 0.85% until March 22, 2010. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

See Notes to Financial Statements.

58	Legg Mason Target Retirement Series 2011 Semi-Annual Report

Financial highlights (cont’d)

Legg Mason Target Retirement 2030

For a share of each class of beneficial interest outstanding throughout each year ended January 31, unless otherwise noted:
Class A Shares[1]	2011[2]		2011		2010		2009[3]

Net asset value, beginning of period	$11.41		$9.74		$7.36		$11.40

Income (loss) from operations:
Net investment income	0.08		0.25	[4]	0.22	[4]	0.16	[4]
Net realized and unrealized gain (loss)	0.18		1.63		2.36		(4.04)
Total income (loss) from operations	0.26		1.88		2.58		(3.88)

Less distributions from:
Net investment income	(0.00)	[5]	(0.21)		(0.20)		(0.16)
Total distributions	(0.00)	[5]	(0.21)		(0.20)		(0.16)

Net asset value, end of period	$11.67		$11.41		$9.74		$7.36
Total return[6]	2.32%		19.29%		34.93%		(34.13)%

Net assets, end of period (000s)	$283		$248		$129		$65

Ratios to average net assets:
Gross expenses[7]	3.32%[8]		5.73%		15.76%		25.82%[8]
Net expenses[7,9]	0.44	[8,10,11]	0.42	[10,12,13]	0.57	[13]	0.57	[8,13]
Net investment income	1.38	[8]	2.33	[4]	2.43	[4]	4.43	[4,8]

Portfolio turnover rate	22%		35%		91%		6%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended July 31, 2011 (unaudited).

[3]	For the period August 29, 2008 (commencement of operations) to January 31, 2009.

[4]	Net investment income includes short-term capital gain distributions from Underlying Funds.

[5]	Amount represents less than $0.01 per share.

[6]

Performance figures, exclusive of sales charges, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[7]	Does not include expenses of the Underlying Funds in which the Fund invests.

[8]	Annualized.

[9]	Reflects fee waivers and/or expense reimbursements.

[10]

As a result of an expense limitation arrangement, the ratio of expenses, other than brokerage, interest, taxes and extraordinary expenses, to average net assets of Class A shares did not exceed 0.99% through May 31, 2011. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[11]

As a result of an expense limitation arrangement, effective May 31, 2011, the ratio of expenses, other than brokerage, interest, taxes and extraordinary expenses, to average net assets of Class A shares did not exceed 1.15%. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs. This expense limitation arrangement cannot be terminated prior to December 31, 2012 without the Board of Trustees’ consent.

[12]

As a result of a contractual expense limitation, effective March 22, 2010 through May 31, 2010, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class A shares did not exceed 0.99%. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[13]

As a result of a contractual expense limitation, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class A shares did not exceed 1.15% until March 22, 2010. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

See Notes to Financial Statements.

Legg Mason Target Retirement Series 2011 Semi-Annual Report	59

Legg Mason Target Retirement 2030

For a share of each class of beneficial interest outstanding throughout each year ended January 31, unless otherwise noted:
Class C Shares[1]	2011[2]		2011		2010		2009[3]

Net asset value, beginning of period	$11.41		$9.73		$7.35		$11.40

Income (loss) from operations:
Net investment income	0.04		0.15	[4]	0.18	[4]	0.13	[4]
Net realized and unrealized gain (loss)	0.17		1.65		2.32		(4.04)
Total income (loss) from operations	0.21		1.80		2.50		(3.91)

Less distributions from:
Net investment income	(0.00)	[5]	(0.12)		(0.12)		(0.14)
Total distributions	(0.00)	[5]	(0.12)		(0.12)		(0.14)

Net asset value, end of period	$11.62		$11.41		$9.73		$7.35
Total return[6]	1.88%		18.52%		33.95%		(34.38)%

Net assets, end of period (000s)	$2,398		$1,824		$661		$85

Ratios to average net assets:
Gross expenses[7]	4.31%[8]		6.76%		16.80%		26.11%[8]
Net expenses[7,9]	1.19	[8,10,11]	1.16	[10,12,13]	1.32	[13]	1.32	[8,13]
Net investment income	0.69	[8]	1.42	[4]	2.03	[4]	3.60	[4,8]

Portfolio turnover rate	22%		35%		91%		6%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended July 31, 2011 (unaudited).

[3]	For the period August 29, 2008 (commencement of operations) to January 31, 2009.

[4]	Net investment income includes short-term capital gain distributions from Underlying Funds.

[5]	Amount represents less than $0.01 per share.

[6]

Performance figures, exclusive of CDSC, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[7]	Does not include expenses of the Underlying Funds in which the Fund invests.

[8]	Annualized.

[9]	Reflects fee waivers and/or expense reimbursements.

[10]

As a result of an expense limitation arrangement, the ratio of expenses, other than brokerage, interest, taxes and extraordinary expenses, to average net assets of Class C shares did not exceed 1.74% through May 31, 2011. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[11]

As a result of an expense limitation arrangement, effective May 31, 2011, the ratio of expenses, other than brokerage, interest, taxes and extraordinary expenses, to average net assets of Class C shares did not exceed 1.90%. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs. This expense limitation arrangement cannot be terminated prior to December 31, 2012 without the Board of Trustees’ consent.

[12]

As a result of a contractual expense limitation, effective March 22, 2010 through May 31, 2010, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class C shares did not exceed 1.74%. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[13]

As a result of a contractual expense limitation, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class C shares did not exceed 1.90% until March 22, 2010. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

See Notes to Financial Statements.

60	Legg Mason Target Retirement Series 2011 Semi-Annual Report

Financial highlights (cont’d)

Legg Mason Target Retirement 2030

For a share of each class of beneficial interest outstanding throughout each year ended January 31, unless otherwise noted:
Class FI Shares[1]	2011[2]		2011		2010		2009[3]

Net asset value, beginning of period	$11.41		$9.74		$7.36		$11.40

Income (loss) from operations:
Net investment income	0.07		0.21	[4]	0.20	[4]	0.16	[4]
Net realized and unrealized gain (loss)	0.19		1.67		2.38		(4.04)
Total income (loss) from operations	0.26		1.88		2.58		(3.88)

Less distributions from:
Net investment income	(0.00)	[5]	(0.21)		(0.20)		(0.16)
Total distributions	(0.00)	[5]	(0.21)		(0.20)		(0.16)

Net asset value, end of period	$11.67		$11.41		$9.74		$7.36
Total return[6]	2.32%		19.29%		34.92%		(34.13)%

Net assets, end of period (000s)	$164		$521		$459		$344

Ratios to average net assets:
Gross expenses[7]	3.44%[8]		5.67%		16.40%		25.22%[8]
Net expenses[7,9]	0.44	[8,10,11]	0.42	[10,12,13]	0.57	[13]	0.57	[8,13]
Net investment income	1.25	[8]	1.99	[4]	2.28	[4]	4.55	[4,8]

Portfolio turnover rate	22%		35%		91%		6%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended July 31, 2011 (unaudited).

[3]	For the period August 29, 2008 (commencement of operations) to January 31, 2009.

[4]	Net investment income includes short-term capital gain distributions from Underlying Funds.

[5]	Amount represents less than $0.01 per share.

[6]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[7]	Does not include expenses of the Underlying Funds in which the Fund invests.

[8]	Annualized.

[9]	Reflects fee waivers and/or expense reimbursements.

[10]

As a result of an expense limitation arrangement, the ratio of expenses, other than brokerage, interest, taxes and extraordinary expenses, to average net assets of Class FI shares did not exceed 0.99% through May 31, 2011. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[11]

As a result of an expense limitation arrangement, effective May 31, 2011, the ratio of expenses, other than brokerage, interest, taxes and extraordinary expenses, to average net assets of Class FI shares did not exceed 1.15%. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs. This expense limitation arrangement cannot be terminated prior to December 31, 2012 without the Board of Trustees’ consent.

[12]

As a result of a contractual expense limitation, effective March 22, 2010 through May 31, 2010, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class FI shares did not exceed 0.99%. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[13]

As a result of a contractual expense limitation, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class FI shares did not exceed 1.15% until March 22, 2010. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

See Notes to Financial Statements.

Legg Mason Target Retirement Series 2011 Semi-Annual Report	61

Legg Mason Target Retirement 2030

For a share of each class of beneficial interest outstanding throughout each year ended January 31, unless otherwise noted:
Class R Shares[1]	2011[2]		2011		2010		2009[3]

Net asset value, beginning of period	$11.41		$9.74		$7.36		$11.40

Income (loss) from operations:
Net investment income	0.06		0.19	[4]	0.19	[4]	0.15	[4]
Net realized and unrealized gain (loss)	0.18		1.66		2.36		(4.04)
Total income (loss) from operations	0.24		1.85		2.55		(3.89)

Less distributions from:
Net investment income	(0.00)	[5]	(0.18)		(0.17)		(0.15)
Total distributions	(0.00)	[5]	(0.18)		(0.17)		(0.15)

Net asset value, end of period	$11.65		$11.41		$9.74		$7.36
Total return[6]	2.15%		18.99%		34.58%		(34.18)%

Net assets, end of period (000s)	$139		$127		$99		$64

Ratios to average net assets:
Gross expenses[7]	3.60%[8]		5.93%		16.21%		26.08%[8]
Net expenses[7,9]	0.69	[8,10,11]	0.67	[10,12,13]	0.82	[13]	0.82	[8,13]
Net investment income	1.11	[8]	1.78	[4]	2.10	[4]	4.18	[4,8]

Portfolio turnover rate	22%		35%		91%		6%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended July 31, 2011 (unaudited).

[3]	For the period August 29, 2008 (commencement of operations) to January 31, 2009.

[4]	Net investment income includes short-term capital gain distributions from Underlying Funds.

[5]	Amount represents less than $0.01 per share.

[6]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[7]	Does not include expenses of the Underlying Funds in which the Fund invests.

[8]	Annualized.

[9]	Reflects fee waivers and/or expense reimbursements.

[10]

As a result of an expense limitation arrangement, the ratio of expenses, other than brokerage, interest, taxes and extraordinary expenses, to average net assets of Class R shares did not exceed 1.24% through May 31, 2011. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[11]

As a result of an expense limitation arrangement, effective May 31, 2011, the ratio of expenses, other than brokerage, interest, taxes and extraordinary expenses, to average net assets of Class R shares did not exceed 1.40%. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs. This expense limitation arrangement cannot be terminated prior to December 31, 2012 without the Board of Trustees’ consent.

[12]

As a result of a contractual expense limitation, effective March 22, 2010 through May 31, 2010, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class R shares did not exceed 1.24%. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[13]

As a result of a contractual expense limitation, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class R shares did not exceed 1.40% until March 22, 2010. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

See Notes to Financial Statements.

62	Legg Mason Target Retirement Series 2011 Semi-Annual Report

Financial highlights (cont’d)

Legg Mason Target Retirement 2030

For a share of each class of beneficial interest outstanding throughout each year ended January 31, unless otherwise noted:
Class I Shares[1]	2011[2]	2011		2010		2009[3]

Net asset value, beginning of period	$11.42	$9.74		$7.36		$11.40

Income (loss) from operations:
Net investment income	0.09	0.24	[4]	0.27	[4]	0.17	[4]
Net realized and unrealized gain (loss)	0.19	1.68		2.34		(4.04)
Total income (loss) from operations	0.28	1.92		2.61		(3.87)

Less distributions from:
Net investment income	(0.01)	(0.24)		(0.23)		(0.17)
Total distributions	(0.01)	(0.24)		(0.23)		(0.17)

Net asset value, end of period	$11.69	$11.42		$9.74		$7.36
Total return[5]	2.42%	19.73%		35.34%		(34.06)%

Net assets, end of period (000s)	$1,162	$1,182		$373		$65

Ratios to average net assets:
Gross expenses[6]	3.20%[7]	5.44%		11.64%		25.57%[7]
Net expenses[6,8]	0.17 [7,9,10]	0.16	[9,11,12]	0.27	[12]	0.27	[7,12]
Net investment income	1.61 [7]	2.26	[4]	2.85	[4]	4.74	[4,7]

Portfolio turnover rate	22%	35%		91%		6%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended July 31, 2011 (unaudited).

[3]	For the period August 29, 2008 (commencement of operations) to January 31, 2009.

[4]	Net investment income includes short-term capital gain distributions from Underlying Funds.

[5]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[6]	Does not include expenses of the Underlying Funds in which the Fund invests.

[7]	Annualized.

[8]	Reflects fee waivers and/or expense reimbursements.

[9]

As a result of an expense limitation arrangement, the ratio of expenses, other than brokerage, interest, taxes and extraordinary expenses, to average net assets of Class I shares did not exceed 0.74% through May 31, 2011. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[10]

As a result of an expense limitation arrangement, effective May 31, 2011, the ratio of expenses, other than brokerage, interest, taxes and extraordinary expenses, to average net assets of Class I shares did not exceed 0.85%. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs. This expense limitation arrangement cannot be terminated prior to December 31, 2012 without the Board of Trustees’ consent.

[11]

As a result of a contractual expense limitation, effective March 22, 2010 through May 31, 2010, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class I shares did not exceed 0.74%. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[12]

As a result of a contractual expense limitation, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class I shares did not exceed 0.85% until March 22, 2010. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

See Notes to Financial Statements.

Legg Mason Target Retirement Series 2011 Semi-Annual Report	63

Legg Mason Target Retirement 2035

For a share of each class of beneficial interest outstanding throughout each year ended January 31, unless otherwise noted:
Class A Shares[1]	2011[2]		2011	2010	2009[3]

Net asset value, beginning of period	$11.27		$9.49	$7.11	$11.40

Income (loss) from operations:
Net investment income	0.07		0.18	0.18	0.12
Net realized and unrealized gain (loss)	0.11		1.76	2.35	(4.27)
Total income (loss) from operations	0.18		1.94	2.53	(4.15)

Less distributions from:
Net investment income	(0.00)	[4]	(0.16)	(0.15)	(0.14)
Total distributions	(0.00)	[4]	(0.16)	(0.15)	(0.14)

Net asset value, end of period	$11.45		$11.27	$9.49	$7.11
Total return[5]	1.63%		20.48%	35.49%	(36.51)%

Net assets, end of period (000s)	$428		$413	$297	$63

Ratios to average net assets:
Gross expenses[6]	3.47%[7]		5.43%	16.33%	26.45%[7]
Net expenses[6,8]	0.46	[7,9,10]	0.43 [9,11,12]	0.57 [12]	0.57 [7,12]
Net investment income	1.16	[7]	1.71	2.00	3.49 [7]

Portfolio turnover rate	11%		33%	48%	6%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended July 31, 2011 (unaudited).

[3]	For the period August 29, 2008 (commencement of operations) to January 31, 2009.

[4]	Amount represents less than $0.01 per share.

[5]

Performance figures, exclusive of sales charges, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[6]	Does not include expenses of the Underlying Funds in which the Fund invests.

[7]	Annualized.

[8]	Reflects fee waivers and/or expense reimbursements.

[9]

As a result of an expense limitation arrangement, the ratio of expenses, other than brokerage, interest, taxes and extraordinary expenses, to average net assets of Class A shares did not exceed 0.99% through May 31, 2011. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[10]

As a result of an expense limitation arrangement, effective May 31, 2011, the ratio of expenses, other than brokerage, interest, taxes and extraordinary expenses, to average net assets of Class A shares did not exceed 1.15%. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs. This expense limitation arrangement cannot be terminated prior to December 31, 2012 without the Board of Trustees’ consent.

[11]

As a result of a contractual expense limitation, effective March 22, 2010 through May 31, 2010, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class A shares did not exceed 0.99%. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[12]

As a result of a contractual expense limitation, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class A shares did not exceed 1.15% until March 22, 2010. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

See Notes to Financial Statements.

64	Legg Mason Target Retirement Series 2011 Semi-Annual Report

Financial highlights (cont’d)

Legg Mason Target Retirement 2035

For a share of each class of beneficial interest outstanding throughout each year ended January 31, unless otherwise noted:
Class C Shares[1]	2011[2]		2011	2010	2009[3]

Net asset value, beginning of period	$11.26		$9.48	$7.11	$11.40

Income (loss) from operations:
Net investment income	0.02		0.10	0.19	0.09
Net realized and unrealized gain (loss)	0.12		1.76	2.25	(4.26)
Total income (loss) from operations	0.14		1.86	2.44	(4.17)

Less distributions from:
Net investment income	(0.00)	[4]	(0.08)	(0.07)	(0.12)
Total distributions	(0.00)	[4]	(0.08)	(0.07)	(0.12)

Net asset value, end of period	$11.40		$11.26	$9.48	$7.11
Total return[5]	1.28%		19.60%	34.34%	(36.67)%

Net assets, end of period (000s)	$1,864		$1,648	$813	$73

Ratios to average net assets:
Gross expenses[6]	4.41%[7]		6.33%	13.86%	26.87%[7]
Net expenses[6,8]	1.20	[7,9,10]	1.17 [9,11,12]	1.33 [12]	1.32 [7,12]
Net investment income	0.39	[7]	0.97	2.02	2.67 [7]

Portfolio turnover rate	11%		33%	48%	6%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended July 31, 2011 (unaudited).

[3]	For the period August 29, 2008 (commencement of operations) to January 31, 2009.

[4]	Amount represents less than $0.01 per share.

[5]

Performance figures, exclusive of CDSC, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[6]	Does not include expenses of the Underlying Funds in which the Fund invests.

[7]	Annualized.

[8]	Reflects fee waivers and/or expense reimbursements.

[9]

As a result of an expense limitation arrangement, the ratio of expenses, other than brokerage, interest, taxes and extraordinary expenses, to average net assets of Class C shares did not exceed 1.74% through May 31, 2011. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[10]

As a result of an expense limitation arrangement, effective May 31, 2011, the ratio of expenses, other than brokerage, interest, taxes and extraordinary expenses, to average net assets of Class C shares did not exceed 1.90%. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs. This expense limitation arrangement cannot be terminated prior to December 31, 2012 without the Board of Trustees’ consent.

[11]

As a result of a contractual expense limitation, effective March 22, 2010 through May 31, 2010, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class C shares did not exceed 1.74%. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[12]

As a result of a contractual expense limitation, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class C shares did not exceed 1.90% until March 22, 2010. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

See Notes to Financial Statements.

Legg Mason Target Retirement Series 2011 Semi-Annual Report	65

Legg Mason Target Retirement 2035

For a share of each class of beneficial interest outstanding throughout each year ended January 31, unless otherwise noted:
Class FI Shares[1]	2011[2]		2011	2010	2009[3]

Net asset value, beginning of period	$11.27		$9.49	$7.11	$11.40

Income (loss) from operations:
Net investment income	0.06		0.16	0.16	0.12
Net realized and unrealized gain (loss)	0.11		1.78	2.37	(4.27)
Total income (loss) from operations	0.17		1.94	2.53	(4.15)

Less distributions from:
Net investment income	(0.00)	[4]	(0.16)	(0.15)	(0.14)
Total distributions	(0.00)	[4]	(0.16)	(0.15)	(0.14)

Net asset value, end of period	$11.44		$11.27	$9.49	$7.11
Total return[5]	1.63%		20.47%	35.49%	(36.51)%

Net assets, end of period (000s)	$218		$504	$416	$312

Ratios to average net assets:
Gross expenses[6]	3.52%[7]		5.30%	20.32%	26.41%[7]
Net expenses[6,8]	0.44	[7,9,10]	0.43 [9,11,12]	0.58 [12]	0.57 [7,12]
Net investment income	0.99	[7]	1.58	1.88	3.49 [7]

Portfolio turnover rate	11%		33%	48%	6%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended July 31, 2011 (unaudited).

[3]	For the period August 29, 2008 (commencement of operations) to January 31, 2009.

[4]	Amount represents less than $0.01 per share.

[5]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[6]	Does not include expenses of the Underlying Funds in which the Fund invests.

[7]	Annualized.

[8]	Reflects fee waivers and/or expense reimbursements.

[9]

As a result of an expense limitation arrangement, the ratio of expenses, other than brokerage, interest, taxes and extraordinary expenses, to average net assets of Class FI shares did not exceed 0.99% through May 31, 2011. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[10]

As a result of an expense limitation arrangement, effective May 31, 2011, the ratio of expenses, other than brokerage, interest, taxes and extraordinary expenses, to average net assets of Class FI shares did not exceed 1.15%. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs. This expense limitation arrangement cannot be terminated prior to December 31, 2012 without the Board of Trustees’ consent.

[11]

As a result of a contractual expense limitation, effective March 22, 2010 through May 31, 2010, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class FI shares did not exceed 0.99%. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[12]

As a result of a contractual expense limitation, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class FI shares did not exceed 1.15% until March 22, 2010. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

See Notes to Financial Statements.

66	Legg Mason Target Retirement Series 2011 Semi-Annual Report

Financial highlights (cont’d)

Legg Mason Target Retirement 2035

For a share of each class of beneficial interest outstanding throughout each year ended January 31, unless otherwise noted:
Class R Shares[1]	2011[2]		2011	2010	2009[3]

Net asset value, beginning of period	$11.26		$9.48	$7.11	$11.40

Income (loss) from operations:
Net investment income	0.05		0.13	0.14	0.11
Net realized and unrealized gain (loss)	0.12		1.78	2.35	(4.27)
Total income (loss) from operations	0.17		1.91	2.49	(4.16)

Less distributions from:
Net investment income	(0.00)	[4]	(0.13)	(0.12)	(0.13)
Total distributions	(0.00)	[4]	(0.13)	(0.12)	(0.13)

Net asset value, end of period	$11.43		$11.26	$9.48	$7.11
Total return[5]	1.55%		20.19%	35.01%	(36.57)%

Net assets, end of period (000s)	$103		$101	$83	$62

Ratios to average net assets:
Gross expenses[6]	3.67%[7]		5.54%	20.61%	26.72%[7]
Net expenses[6,8]	0.70	[7,9,10]	0.68 [9,11,12]	0.83 [12]	0.82 [7,12]
Net investment income	0.86	[7]	1.28	1.63	3.24 [7]

Portfolio turnover rate	11%		33%	48%	6%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended July 31, 2011 (unaudited).

[3]	For the period August 29, 2008 (commencement of operations) to January 31, 2009.

[4]	Amount represents less than $0.01 per share.

[5]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[6]	Does not include expenses of the Underlying Funds in which the Fund invests.

[7]	Annualized.

[8]	Reflects fee waivers and/or expense reimbursements.

[9]

As a result of an expense limitation arrangement, the ratio of expenses, other than brokerage, interest, taxes and extraordinary expenses, to average net assets of Class R shares did not exceed 1.24% through May 31, 2011. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[10]

As a result of an expense limitation arrangement, effective May 31, 2011, the ratio of expenses, other than brokerage, interest, taxes and extraordinary expenses, to average net assets of Class R shares did not exceed 1.40%. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs. This expense limitation arrangement cannot be terminated prior to December 31, 2012 without the Board of Trustees’ consent.

[11]

As a result of a contractual expense limitation, effective March 22, 2010 through May 31, 2010, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class R shares did not exceed 1.24%. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[12]

As a result of a contractual expense limitation, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class R shares did not exceed 1.40% until March 22, 2010. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

See Notes to Financial Statements.

Legg Mason Target Retirement Series 2011 Semi-Annual Report	67

Legg Mason Target Retirement 2035

For a share of each class of beneficial interest outstanding throughout each year ended January 31, unless otherwise noted:
Class I Shares[1]	2011[2]	2011	2010	2009[3]

Net asset value, beginning of period	$11.27	$9.49	$7.12	$11.40

Income (loss) from operations:
Net investment income	0.08	0.19	0.27	0.13
Net realized and unrealized gain (loss)	0.12	1.78	2.28	(4.26)
Total income (loss) from operations	0.20	1.97	2.55	(4.13)

Less distributions from:
Net investment income	(0.01)	(0.19)	(0.18)	(0.15)
Total distributions	(0.01)	(0.19)	(0.18)	(0.15)

Net asset value, end of period	$11.46	$11.27	$9.49	$7.12
Total return[4]	1.76%	20.80%	35.71%	(36.36)%

Net assets, end of period (000s)	$1,449	$1,377	$545	$63

Ratios to average net assets:
Gross expenses[5]	3.21%[6]	5.02%	9.80%	26.20%[6]
Net expenses[5,7]	0.18 [6,8,9]	0.17 [8,10,11]	0.28 [11]	0.27 [6,11]
Net investment income	1.38 [6]	1.83	2.85	3.79 [6]

Portfolio turnover rate	11%	33%	48%	6%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended July 31, 2011 (unaudited).

[3]	For the period August 29, 2008 (commencement of operations) to January 31, 2009.

[4]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Does not include expenses of the Underlying Funds in which the Fund invests.

[6]	Annualized.

[7]	Reflects fee waivers and/or expense reimbursements.

[8]

As a result of an expense limitation arrangement, the ratio of expenses, other than brokerage, interest, taxes and extraordinary expenses, to average net assets of Class I shares did not exceed 0.74% through May 31, 2011. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[9]

As a result of an expense limitation arrangement, effective May 31, 2011, the ratio of expenses, other than brokerage, interest, taxes and extraordinary expenses, to average net assets of Class I shares did not exceed 0.85%. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs. This expense limitation arrangement cannot be terminated prior to December 31, 2012 without the Board of Trustees’ consent.

[10]

As a result of a contractual expense limitation, effective March 22, 2010 through May 31, 2010, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class I shares did not exceed 0.74%. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[11]

As a result of a contractual expense limitation, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class I shares did not exceed 0.85% until March 22, 2010. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

See Notes to Financial Statements.

68	Legg Mason Target Retirement Series 2011 Semi-Annual Report

Financial highlights (cont’d)

Legg Mason Target Retirement 2040

For a share of each class of beneficial interest outstanding throughout each year ended January 31, unless otherwise noted:
Class A Shares[1]	2011[2]		2011	2010	2009[3]

Net asset value, beginning of period	$11.38		$9.52	$7.08	$11.40

Income (loss) from operations:
Net investment income	0.05		0.18	0.14	0.11
Net realized and unrealized gain (loss)	0.14		1.81	2.43	(4.31)
Total income (loss) from operations	0.19		1.99	2.57	(4.20)

Less distributions from:
Net investment income	(0.00)	[4]	(0.13)	(0.13)	(0.12)
Total distributions	(0.00)	[4]	(0.13)	(0.13)	(0.12)

Net asset value, end of period	$11.57		$11.38	$9.52	$7.08
Total return[5]	1.71%		20.98%	36.29%	(36.91)%

Net assets, end of period (000s)	$166		$329	$93	$62

Ratios to average net assets:
Gross expenses[6]	3.51%[7]		5.73%	21.22%	26.64%[7]
Net expenses[6,8]	0.46	[7,9,10]	0.41 [9,11,12]	0.57 [12]	0.57 [7,12]
Net investment income	0.77	[7]	1.73	1.66	3.16 [7]

Portfolio turnover rate	15%		23%	55%	4%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended July 31, 2011 (unaudited).

[3]	For the period August 29, 2008 (commencement of operations) to January 31, 2009.

[4]	Amount represents less than $0.01 per share.

[5]

Performance figures, exclusive of sales charges, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[6]	Does not include expenses of the Underlying Funds in which the Fund invests.

[7]	Annualized.

[8]	Reflects fee waivers and/or expense reimbursements.

[9]

As a result of an expense limitation arrangement, the ratio of expenses, other than brokerage, interest, taxes and extraordinary expenses, to average net assets of Class A shares did not exceed 0.99% through May 31, 2011. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[10]

As a result of an expense limitation arrangement, effective May 31, 2011, the ratio of expenses, other than brokerage, interest, taxes and extraordinary expenses, to average net assets of Class A shares did not exceed 1.15%. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs. This expense limitation arrangement cannot be terminated prior to December 31, 2012 without the Board of Trustees’ consent.

[11]

As a result of a contractual expense limitation, effective March 22, 2010 through May 31, 2010, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class A shares did not exceed 0.99%. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[12]

As a result of a contractual expense limitation, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class A shares did not exceed 1.15% until March 22, 2010. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

See Notes to Financial Statements.

Legg Mason Target Retirement Series 2011 Semi-Annual Report	69

Legg Mason Target Retirement 2040

For a share of each class of beneficial interest outstanding throughout each year ended January 31, unless otherwise noted:
Class C Shares[1]	2011[2]		2011	2010	2009[3]

Net asset value, beginning of period	$11.38		$9.52	$7.07	$11.40

Income (loss) from operations:
Net investment income	0.01		0.09	0.10	0.08
Net realized and unrealized gain (loss)	0.13		1.82	2.41	(4.31)
Total income (loss) from operations	0.14		1.91	2.51	(4.23)

Less distributions from:
Net investment income	(0.00)	[4]	(0.05)	(0.06)	(0.10)
Total distributions	(0.00)	[4]	(0.05)	(0.06)	(0.10)

Net asset value, end of period	$11.52		$11.38	$9.52	$7.07
Total return[5]	1.27%		20.08%	35.45%	(37.16)%

Net assets, end of period (000s)	$2,127		$1,814	$510	$69

Ratios to average net assets:
Gross expenses[6]	4.45%[7]		6.92%	16.39%	27.19%[7]
Net expenses[6,8]	1.19	[7,9,10]	1.16 [9,11,12]	1.32 [12]	1.32 [7,12]
Net investment income	0.16	[7]	0.88	1.09	2.38 [7]

Portfolio turnover rate	15%		23%	55%	4%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended July 31, 2011 (unaudited).

[3]	For the period August 29, 2008 (commencement of operations) to January 31, 2009.

[4]	Amount represents less than $0.01 per share.

[5]

Performance figures, exclusive of CDSC, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[6]	Does not include expenses of the Underlying Funds in which the Fund invests.

[7]	Annualized.

[8]	Reflects fee waivers and/or expense reimbursements.

[9]

As a result of an expense limitation arrangement, the ratio of expenses, other than brokerage, interest, taxes and extraordinary expenses, to average net assets of Class C shares did not exceed 1.74% through May 31, 2011. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[10]

As a result of an expense limitation arrangement, effective May 31, 2011, the ratio of expenses, other than brokerage, interest, taxes and extraordinary expenses, to average net assets of Class C shares did not exceed 1.90%. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs. This expense limitation arrangement cannot be terminated prior to December 31, 2012 without the Board of Trustees’ consent.

[11]

As a result of a contractual expense limitation, effective March 22, 2010 through May 31, 2010, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class C shares did not exceed 1.74%. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[12]

As a result of a contractual expense limitation, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class C shares did not exceed 1.90% until March 22, 2010. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

See Notes to Financial Statements.

70	Legg Mason Target Retirement Series 2011 Semi-Annual Report

Financial highlights (cont’d)

Legg Mason Target Retirement 2040

For a share of each class of beneficial interest outstanding throughout each year ended January 31, unless otherwise noted:
Class FI Shares[1]	2011[2]		2011	2010	2009[3]

Net asset value, beginning of period	$11.38		$9.52	$7.08	$11.40

Income (loss) from operations:
Net investment income	0.05		0.13	0.14	0.11
Net realized and unrealized gain (loss)	0.14		1.86	2.43	(4.31)
Total income (loss) from operations	0.19		1.99	2.57	(4.20)

Less distributions from:
Net investment income	(0.00)	[4]	(0.13)	(0.13)	(0.12)
Total distributions	(0.00)	[4]	(0.13)	(0.13)	(0.12)

Net asset value, end of period	$11.57		$11.38	$9.52	$7.08
Total return[5]	1.71%		20.95%	36.29%	(36.91)%

Net assets, end of period (000s)	$213		$499	$418	$310

Ratios to average net assets:
Gross expenses[6]	3.66%[7]		5.87%	21.67%	26.59%[7]
Net expenses[6,8]	0.43	[7,9,10]	0.43 [9,11,12]	0.57 [12]	0.57 [7,12]
Net investment income	0.88	[7]	1.29	1.60	3.16 [7]

Portfolio turnover rate	15%		23%	55%	4%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended July 31, 2011 (unaudited).

[3]	For the period August 29, 2008 (commencement of operations) to January 31, 2009.

[4]	Amount represents less than $0.01 per share.

[5]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[6]	Does not include expenses of the Underlying Funds in which the Fund invests.

[7]	Annualized.

[8]	Reflects fee waivers and/or expense reimbursements.

[9]

As a result of an expense limitation arrangement, the ratio of expenses, other than brokerage, interest, taxes and extraordinary expenses, to average net assets of Class FI shares did not exceed 0.99% through May 31, 2011. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[1][0]

As a result of an expense limitation arrangement, effective May 31, 2011, the ratio of expenses, other than brokerage, interest, taxes and extraordinary expenses, to average net assets of Class FI shares did not exceed 1.15%. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs. This expense limitation arrangement cannot be terminated prior to December 31, 2012 without the Board of Trustees’ consent.

[11]

As a result of a contractual expense limitation, effective March 22, 2010 through May 31, 2010, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class FI shares did not exceed 0.99%. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[12]

As a result of a contractual expense limitation, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class FI shares did not exceed 1.15% until March 22, 2010. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

See Notes to Financial Statements.

Legg Mason Target Retirement Series 2011 Semi-Annual Report	71

Legg Mason Target Retirement 2040

For a share of each class of beneficial interest outstanding throughout each year ended January 31, unless otherwise noted:
Class R Shares[1]	2011[2]		2011	2010	2009[3]

Net asset value, beginning of period	$11.38		$9.52	$7.07	$11.40

Income (loss) from operations:
Net investment income	0.04		0.11	0.12	0.10
Net realized and unrealized gain (loss)	0.13		1.85	2.44	(4.32)
Total income (loss) from operations	0.17		1.96	2.56	(4.22)

Less distributions from:
Net investment income	(0.00)	[4]	(0.10)	(0.11)	(0.11)
Total distributions	(0.00)	[4]	(0.10)	(0.11)	(0.11)

Net asset value, end of period	$11.55		$11.38	$9.52	$7.07
Total return[5]	1.53%		20.65%	36.13%	(37.05)%

Net assets, end of period (000s)	$111		$107	$87	$62

Ratios to average net assets:
Gross expenses[6]	3.74%[7]		6.16%	21.73%	26.90%[7]
Net expenses[6,8]	0.69	[7,9,10]	0.68 [9,11,12]	0.82 [12]	0.82 [7,12]
Net investment income	0.63	[7]	1.05	1.37	2.91 [7]

Portfolio turnover rate	15%		23%	55%	4%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended July 31, 2011 (unaudited).

[3]	For the period August 29, 2008 (commencement of operations) to January 31, 2009.

[4]	Amount represents less than $0.01 per share.

[5]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[6]	Does not include expenses of the Underlying Funds in which the Fund invests.

[7]	Annualized.

[8]	Reflects fee waivers and/or expense reimbursements.

[9]

As a result of an expense limitation arrangement, the ratio of expenses, other than brokerage, interest, taxes and extraordinary expenses, to average net assets of Class R shares did not exceed 1.24% through May 31, 2011. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[10]

As a result of an expense limitation arrangement, effective May 31, 2011, the ratio of expenses, other than brokerage, interest, taxes and extraordinary expenses, to average net assets of Class R shares did not exceed 1.40%. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs. This expense limitation arrangement cannot be terminated prior to December 31, 2012 without the Board of Trustees’ consent.

[11]

As a result of a contractual expense limitation, effective March 22, 2010 through May 31, 2010, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class R shares did not exceed 1.24%. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[12]

As a result of a contractual expense limitation, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class R shares did not exceed 1.40% until March 22, 2010. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

See Notes to Financial Statements.

72	Legg Mason Target Retirement Series 2011 Semi-Annual Report

Financial highlights (cont’d)

Legg Mason Target Retirement 2040

For a share of each class of beneficial interest outstanding throughout each year ended January 31, unless otherwise noted:
Class I Shares[1]	2011[2]	2011	2010	2009[3]

Net asset value, beginning of period	$11.39	$9.53	$7.08	$11.40

Income (loss) from operations:
Net investment income	0.07	0.16	0.21	0.12
Net realized and unrealized gain (loss)	0.14	1.86	2.40	(4.31)
Total income (loss) from operations	0.21	2.02	2.61	(4.19)

Less distributions from:
Net investment income	(0.01)	(0.16)	(0.16)	(0.13)
Total distributions	(0.01)	(0.16)	(0.16)	(0.13)

Net asset value, end of period	$11.59	$11.39	$9.53	$7.08
Total return[4]	1.84%	21.26%	36.85%	(36.85)%

Net assets, end of period (000s)	$1,290	$1,048	$396	$62

Ratios to average net assets:
Gross expenses[5]	3.29%[6]	5.70%	12.52%	26.39%[6]
Net expenses[5,7]	0.18 [6,8,9]	0.16 [8,10,11]	0.27 [11]	0.27 [6,11]
Net investment income	1.14 [6]	1.60	2.25	3.46 [6]

Portfolio turnover rate	15%	23%	55%	4%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended July 31, 2011 (unaudited).

[3]	For the period August 29, 2008 (commencement of operations) to January 31, 2009.

[4]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Does not include expenses of the Underlying Funds in which the Fund invests.

[6]	Annualized.

[7]	Reflects fee waivers and/or expense reimbursements.

[8]

As a result of an expense limitation arrangement, the ratio of expenses, other than brokerage, interest, taxes and extraordinary expenses, to average net assets of Class I shares did not exceed 0.74% through May 31, 2011. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[9]

As a result of an expense limitation arrangement, effective May 31, 2011, the ratio of expenses, other than brokerage, interest, taxes and extraordinary expenses, to average net assets of Class I shares did not exceed 0.85%. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs. This expense limitation arrangement cannot be terminated prior to December 31, 2012 without the Board of Trustees’ consent.

[10]

As a result of a contractual expense limitation, effective March 22, 2010 through May 31, 2010, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class I shares did not exceed 0.74%. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[11]

As a result of a contractual expense limitation, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class I shares did not exceed 0.85% until March 22, 2010. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

See Notes to Financial Statements.

Legg Mason Target Retirement Series 2011 Semi-Annual Report	73

Legg Mason Target Retirement 2045

For a share of each class of beneficial interest outstanding throughout each year ended January 31, unless otherwise noted:
Class A Shares[1]	2011[2]	2011	2010	2009[3]

Net asset value, beginning of period	$11.36	$9.52	$7.07	$11.40

Income (loss) from operations:
Net investment income	0.05	0.14	0.15	0.11
Net realized and unrealized gain (loss)	0.12	1.84	2.43	(4.31)
Total income (loss) from operations	0.17	1.98	2.58	(4.20)

Less distributions from:
Net investment income	(0.01)	(0.14)	(0.13)	(0.13)
Total distributions	(0.01)	(0.14)	(0.13)	(0.13)

Net asset value, end of period	$11.52	$11.36	$9.52	$7.07
Total return[4]	1.45%	20.82%	36.46%	(36.96)%

Net assets, end of period (000s)	$265	$229	$129	$62

Ratios to average net assets:
Gross expenses[5]	4.92%[6]	7.43%	21.04%	26.53%[6]
Net expenses[5,7]	0.45 [6,8,9]	0.42 [8,10,11]	0.57 [11]	0.57 [6,11]
Net investment income	0.79 [6]	1.37	1.77	3.17 [6]

Portfolio turnover rate	12%	42%	57%	4%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended July 31, 2011 (unaudited).

[3]	For the period August 29, 2008 (commencement of operations) to January 31, 2009.

[4]

Performance figures, exclusive of sales charges, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Does not include expenses of the Underlying Funds in which the Fund invests.

[6]	Annualized.

[7]	Reflects fee waivers and/or expense reimbursements.

[8]

As a result of an expense limitation arrangement, the ratio of expenses, other than brokerage, interest, taxes and extraordinary expenses, to average net assets of Class A shares did not exceed 0.99% through May 31, 2011. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[9]

As a result of an expense limitation arrangement, effective May 31, 2011, the ratio of expenses, other than brokerage, interest, taxes and extraordinary expenses, to average net assets of Class A shares did not exceed 1.15%. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs. This expense limitation arrangement cannot be terminated prior to December 31, 2012 without the Board of Trustees’ consent.

[10]

As a result of a contractual expense limitation, effective March 22, 2010 through May 31, 2010, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class A shares did not exceed 0.99%. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[11]

As a result of a contractual expense limitation, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class A shares did not exceed 1.15% until March 22, 2010. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

See Notes to Financial Statements.

74	Legg Mason Target Retirement Series 2011 Semi-Annual Report

Financial highlights (cont’d)

Legg Mason Target Retirement 2045

For a share of each class of beneficial interest outstanding throughout each year ended January 31, unless otherwise noted:
Class C Shares[1]	2011[2]		2011	2010	2009[3]

Net asset value, beginning of period	$11.36		$9.52	$7.06	$11.40

Income (loss) from operations:
Net investment income	0.00	[4]	0.07	0.11	0.08
Net realized and unrealized gain (loss)	0.13		1.83	2.41	(4.31)
Total income (loss) from operations	0.13		1.90	2.52	(4.23)

Less distributions from:
Net investment income	(0.01)		(0.06)	(0.06)	(0.11)
Total distributions	(0.01)		(0.06)	(0.06)	(0.11)

Net asset value, end of period	$11.48		$11.36	$9.52	$7.06
Total return[5]	1.10%		19.92%	35.64%	(37.20)%

Net assets, end of period (000s)	$967		$850	$467	$66

Ratios to average net assets:
Gross expenses[6]	5.80%[7]		8.51%	19.33%	27.16%[7]
Net expenses[6,8]	1.20	[7,9,10]	1.17 [9,11,12]	1.32 [12]	1.32 [7,12]
Net investment income	0.07	[7]	0.69	1.28	2.40 [7]

Portfolio turnover rate	12%		42%	57%	4%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended July 31, 2011 (unaudited).

[3]	For the period August 29, 2008 (commencement of operations) to January 31, 2009.

[4]	Amount represents less than $0.01 per share.

[5]

Performance figures, exclusive of CDSC, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[6]	Does not include expenses of the Underlying Funds in which the Fund invests.

[7]	Annualized.

[8]	Reflects fee waivers and/or expense reimbursements.

[9]

As a result of an expense limitation arrangement, the ratio of expenses, other than brokerage, interest, taxes and extraordinary expenses, to average net assets of Class C shares did not exceed 1.74% through May 31, 2011. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[10]

As a result of an expense limitation arrangement, effective May 31, 2011, the ratio of expenses, other than brokerage, interest, taxes and extraordinary expenses, to average net assets of Class C shares did not exceed 1.90%. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs. This expense limitation arrangement cannot be terminated prior to December 31, 2012 without the Board of Trustees’ consent.

[11]

As a result of a contractual expense limitation, effective March 22, 2010 through May 31, 2010, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class C shares did not exceed 1.74%. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[12]

As a result of a contractual expense limitation, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class C shares did not exceed 1.90% until March 22, 2010. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

See Notes to Financial Statements.

Legg Mason Target Retirement Series 2011 Semi-Annual Report	75

Legg Mason Target Retirement 2045

For a share of each class of beneficial interest outstanding throughout each year ended January 31, unless otherwise noted:
Class FI Shares[1]	2011[2]	2011	2010	2009[3]

Net asset value, beginning of period	$11.36	$9.52	$7.07	$11.40

Income (loss) from operations:
Net investment income	0.05	0.13	0.14	0.11
Net realized and unrealized gain (loss)	0.12	1.85	2.44	(4.31)
Total income (loss) from operations	0.17	1.98	2.58	(4.20)

Less distributions from:
Net investment income	(0.01)	(0.14)	(0.13)	(0.13)
Total distributions	(0.01)	(0.14)	(0.13)	(0.13)

Net asset value, end of period	$11.52	$11.36	$9.52	$7.07
Total return[4]	1.45%	20.81%	36.46%	(36.96)%

Net assets, end of period (000s)	$506	$499	$417	$310

Ratios to average net assets:
Gross expenses[5]	4.83%[6]	7.20%	23.15%	26.48%[6]
Net expenses[5,7]	0.45 [6,8,9]	0.42 [8,10,11]	0.57 [11]	0.57 [6,11]
Net investment income	0.78 [6]	1.30	1.60	3.17 [6]

Portfolio turnover rate	12%	42%	57%	4%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended July 31, 2011 (unaudited).

[3]	For the period August 29, 2008 (commencement of operations) to January 31, 2009.

[4]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Does not include expenses of the Underlying Funds in which the Fund invests.

[6]	Annualized.

[7]	Reflects fee waivers and/or expense reimbursements.

[8]

As a result of an expense limitation arrangement, the ratio of expenses, other than brokerage, interest, taxes and extraordinary expenses, to average net assets of Class FI shares did not exceed 0.99% through May 31, 2011. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[9]

As a result of an expense limitation arrangement, effective May 31, 2011, the ratio of expenses, other than brokerage, interest, taxes and extraordinary expenses, to average net assets of Class FI shares did not exceed 1.15%. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs. This expense limitation arrangement cannot be terminated prior to December 31, 2012 without the Board of Trustees’ consent.

[10]

As a result of a contractual expense limitation, effective March 22, 2010 through May 31, 2010, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class FI shares did not exceed 0.99%. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[11]

As a result of a contractual expense limitation, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class FI shares did not exceed 1.15% until March 22, 2010. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

See Notes to Financial Statements.

76	Legg Mason Target Retirement Series 2011 Semi-Annual Report

Financial highlights (cont’d)

Legg Mason Target Retirement 2045

For a share of each class of beneficial interest outstanding throughout each year ended January 31, unless otherwise noted:
Class R Shares[1]	2011[2]	2011	2010	2009[3]

Net asset value, beginning of period	$11.36	$9.51	$7.07	$11.40

Income (loss) from operations:
Net investment income	0.03	0.11	0.12	0.10
Net realized and unrealized gain (loss)	0.12	1.85	2.43	(4.31)
Total income (loss) from operations	0.15	1.96	2.55	(4.21)

Less distributions from:
Net investment income	(0.01)	(0.11)	(0.11)	(0.12)
Total distributions	(0.01)	(0.11)	(0.11)	(0.12)

Net asset value, end of period	$11.50	$11.36	$9.51	$7.07
Total return[4]	1.28%	20.63%	35.98%	(37.01)%

Net assets, end of period (000s)	$118	$112	$91	$62

Ratios to average net assets:
Gross expenses[5]	5.06%[6]	7.47%	23.06%	26.79%[6]
Net expenses[5,7]	0.70 [6,8,9]	0.67 [8,10,11]	0.82 [11]	0.82 [6,11]
Net investment income	0.53 [6]	1.06	1.40	2.92 [6]

Portfolio turnover rate	12%	42%	57%	4%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended July 31, 2011 (unaudited).

[3]	For the period August 29, 2008 (commencement of operations) to January 31, 2009.

[4]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Does not include expenses of the Underlying Funds in which the Fund invests.

[6]	Annualized.

[7]	Reflects fee waivers and/or expense reimbursements.

[8]

As a result of an expense limitation arrangement, the ratio of expenses, other than brokerage, interest, taxes and extraordinary expenses, to average net assets of Class R shares did not exceed 1.24% through May 31, 2011. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[9]

As a result of an expense limitation arrangement, effective May 31, 2011, the ratio of expenses, other than brokerage, interest, taxes and extraordinary expenses, to average net assets of Class R shares did not exceed 1.40%. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs. This expense limitation arrangement cannot be terminated prior to December 31, 2012 without the Board of Trustees’ consent.

[10]

As a result of a contractual expense limitation, effective March 22, 2010 through May 31, 2010, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class R shares did not exceed 1.24%. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[11]

As a result of a contractual expense limitation, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class R shares did not exceed 1.40% until March 22, 2010. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

See Notes to Financial Statements.

Legg Mason Target Retirement Series 2011 Semi-Annual Report	77

Legg Mason Target Retirement 2045

For a share of each class of beneficial interest outstanding throughout each year ended January 31, unless otherwise noted:
Class I Shares[1]	2011[2]	2011	2010	2009[3]

Net asset value, beginning of period	$11.36	$9.52	$7.07	$11.40

Income (loss) from operations:
Net investment income	0.06	0.16	0.20	0.12
Net realized and unrealized gain (loss)	0.12	1.85	2.41	(4.32)
Total income (loss) from operations	0.18	2.01	2.61	(4.20)

Less distributions from:
Net investment income	(0.01)	(0.17)	(0.16)	(0.13)
Total distributions	(0.01)	(0.17)	(0.16)	(0.13)

Net asset value, end of period	$11.53	$11.36	$9.52	$7.07
Total return[4]	1.61%	21.14%	36.87%	(36.90)%

Net assets, end of period (000s)	$724	$721	$265	$62

Ratios to average net assets:
Gross expenses[5]	4.68%[6]	7.04%	15.57%	26.28%[6]
Net expenses[5],[7]	0.18 [6,8,9]	0.16 [8,10,11]	0.27 [11]	0.27	[6],11
Net investment income	1.05 [6]	1.52	2.21	3.47	[6]

Portfolio turnover rate	12%	42%	57%	4%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended July 31, 2011 (unaudited).

[3]	For the period August 29, 2008 (commencement of operations) to January 31, 2009.

[4]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Does not include expenses of the Underlying Funds in which the Fund invests.

[6]	Annualized.

[7]	Reflects fee waivers and/or expense reimbursements.

[8]

As a result of an expense limitation arrangement, the ratio of expenses, other than brokerage, interest, taxes and extraordinary expenses, to average net assets of Class I shares did not exceed 0.74% through May 31, 2011. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[9]

As a result of an expense limitation arrangement, effective May 31, 2011, the ratio of expenses, other than brokerage, interest, taxes and extraordinary expenses, to average net assets of Class I shares did not exceed 0.85%. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs. This expense limitation arrangement cannot be terminated prior to December 31, 2012 without the Board of Trustees’ consent.

[10]

As a result of a contractual expense limitation, effective March 22, 2010 through May 31, 2010, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class I shares did not exceed 0.74%. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[11]

As a result of a contractual expense limitation, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class I shares did not exceed 0.85% until March 22, 2010. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

See Notes to Financial Statements.

78	Legg Mason Target Retirement Series 2011 Semi-Annual Report

Financial highlights (cont’d)

Legg Mason Target Retirement 2050

For a share of each class of beneficial interest outstanding throughout each year ended January 31, unless otherwise noted:
Class A Shares[1]	2011[2]		2011	2010	2009[3]

Net asset value, beginning of period	$11.39		$9.51	$7.08	$11.40

Income (loss) from operations:
Net investment income	0.05		0.17	0.15	0.12
Net realized and unrealized gain (loss)	0.13		1.84	2.43	(4.33)
Total income (loss) from operations	0.18		2.01	2.58	(4.21)

Less distributions from:
Net investment income	(0.00)	[4]	(0.13)	(0.15)	(0.11)
Total distributions	(0.00)	[4]	(0.13)	(0.15)	(0.11)

Net asset value, end of period	$11.57		$11.39	$9.51	$7.08
Total return[5]	1.61%		21.14%	36.38%	(36.98)%

Net assets, end of period (000s)	$651		$580	$147	$76

Ratios to average net assets:
Gross expenses[6]	4.42%[7]		8.52%	22.18%	24.99%[7]
Net expenses[6,8]	0.44	[7,9,10]	0.41 [9,11,12]	0.57 [12]	0.57 [7,12]
Net investment income	0.80	[7]	1.66	1.67	3.57 [7]

Portfolio turnover rate	13%		24%	45%	4%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended July 31, 2011 (unaudited).

[3]	For the period August 29, 2008 (commencement of operations) to January 31, 2009.

[4]	Amount represents less than $0.01 per share.

[5]

Performance figures, exclusive of sales charges, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[6]	Does not include expenses of the Underlying Funds in which the Fund invests.

[7]	Annualized.

[8]	Reflects fee waivers and/or expense reimbursements.

[9]

As a result of an expense limitation arrangement, the ratio of expenses, other than brokerage, interest, taxes and extraordinary expenses, to average net assets of Class A shares did not exceed 0.99% through May 31, 2011. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[10]

As a result of an expense limitation arrangement, effective May 31, 2011, the ratio of expenses, other than brokerage, interest, taxes and extraordinary expenses, to average net assets of Class A shares did not exceed 1.15%. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs. This expense limitation arrangement cannot be terminated prior to December 31, 2012 without the Board of Trustees’ consent.

[11]

As a result of a contractual expense limitation, effective March 22, 2010 through May 31, 2010, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class A shares did not exceed 0.99%. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[12]

As a result of a contractual expense limitation, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class A shares did not exceed 1.15% until March 22, 2010. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

See Notes to Financial Statements.

Legg Mason Target Retirement Series 2011 Semi-Annual Report	79

Legg Mason Target Retirement 2050

For a share of each class of beneficial interest outstanding throughout each year ended January 31, unless otherwise noted:
Class C Shares[1]	2011[2]		2011	2010	2009[3]

Net asset value, beginning of period	$11.39		$9.52	$7.07	$11.40

Income (loss) from operations:
Net investment income	0.00	[4]	0.08	0.11	0.08
Net realized and unrealized gain (loss)	0.14		1.83	2.41	(4.32)
Total income (loss) from operations	0.14		1.91	2.52	(4.24)

Less distributions from:
Net investment income	(0.00)	[4]	(0.04)	(0.07)	(0.09)
Total distributions	(0.00)	[4]	(0.04)	(0.07)	(0.09)

Net asset value, end of period	$11.53		$11.39	$9.52	$7.07
Total return[5]	1.26%		20.10%	35.67%	(37.22)%

Net assets, end of period (000s)	$1,111		$847	$352	$72

Ratios to average net assets:
Gross expenses[6]	5.35%[7]		10.10%	20.80%	26.81%[7]
Net expenses[6,8]	1.19	[7,9,10]	1.17 [9,11,12]	1.33 [12]	1.32 [7,12]
Net investment income	0.03	[7]	0.75	1.26	2.34 [7]

Portfolio turnover rate	13%		24%	45%	4%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended July 31, 2011 (unaudited).

[3]	For the period August 29, 2008 (commencement of operations) to January 31, 2009.

[4]	Amount represents less than $0.01 per share.

[5]

Performance figures, exclusive of CDSC, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[6]	Does not include expenses of the Underlying Funds in which the Fund invests.

[7]	Annualized.

[8]	Reflects fee waivers and/or expense reimbursements.

[9]

As a result of an expense limitation arrangement, the ratio of expenses, other than brokerage, interest, taxes and extraordinary expenses, to average net assets of Class C shares did not exceed 1.74% through May 31, 2011. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[10]

As a result of an expense limitation arrangement, effective May 31, 2011, the ratio of expenses, other than brokerage, interest, taxes and extraordinary expenses, to average net assets of Class C shares did not exceed 1.90%. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs. This expense limitation arrangement cannot be terminated prior to December 31, 2012 without the Board of Trustees’ consent.

[11]

As a result of a contractual expense limitation, effective March 22, 2010 through May 31, 2010, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class C shares did not exceed 1.74%. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[12]

As a result of a contractual expense limitation, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class C shares did not exceed 1.90% until March 22, 2010. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

See Notes to Financial Statements.

80	Legg Mason Target Retirement Series 2011 Semi-Annual Report

Financial highlights (cont’d)

Legg Mason Target Retirement 2050

For a share of each class of beneficial interest outstanding throughout each year ended January 31, unless otherwise noted:
Class FI Shares[1]	2011[2]		2011	2010	2009[3]

Net asset value, beginning of period	$11.39		$9.51	$7.08	$11.40

Income (loss) from operations:
Net investment income	0.05		0.13	0.14	0.11
Net realized and unrealized gain (loss)	0.14		1.88	2.44	(4.32)
Total income (loss) from operations	0.19		2.01	2.58	(4.21)

Less distributions from:
Net investment income	(0.00)	[4]	(0.13)	(0.15)	(0.11)
Total distributions	(0.00)	[4]	(0.13)	(0.15)	(0.11)

Net asset value, end of period	$11.58		$11.39	$9.51	$7.08
Total return[5]	1.70%		21.12%	36.38%	(36.98)%

Net assets, end of period (000s)	$508		$500	$417	$310

Ratios to average net assets:
Gross expenses[6]	4.38%[7]		8.80%	23.99%	26.37%[7]
Net expenses[6,8]	0.44	[7,9,10]	0.43 [9,11,12]	0.58 [12]	0.57 [7,12]
Net investment income	0.78	[7]	1.28	1.58	3.12 [7]

Portfolio turnover rate	13%		24%	45%	4%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended July 31, 2011 (unaudited).

[3]	For the period August 29, 2008 (commencement of operations) to January 31, 2009.

[4]	Amount represents less than $0.01 per share.

[5]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[6]	Does not include expenses of the Underlying Funds in which the Fund invests.

[7]	Annualized.

[8]	Reflects fee waivers and/or expense reimbursements.

[9]

As a result of an expense limitation arrangement, the ratio of expenses, other than brokerage, interest, taxes and extraordinary expenses, to average net assets of Class FI shares did not exceed 0.99% through May 31, 2011. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[10]

As a result of an expense limitation arrangement, effective May 31, 2011, the ratio of expenses, other than brokerage, interest, taxes and extraordinary expenses, to average net assets of Class FI shares did not exceed 1.15%. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs. This expense limitation arrangement cannot be terminated prior to December 31, 2012 without the Board of Trustees’ consent.

[11]

As a result of a contractual expense limitation, effective March 22, 2010 through May 31, 2010, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class FI shares did not exceed 0.99%. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[12]

As a result of a contractual expense limitation, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class FI shares did not exceed 1.15% until March 22, 2010. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

See Notes to Financial Statements.

Legg Mason Target Retirement Series 2011 Semi-Annual Report	81

Legg Mason Target Retirement 2050

For a share of each class of beneficial interest outstanding throughout each year ended January 31, unless otherwise noted:
Class R Shares[1]	2011[2]		2011	2010	2009[3]

Net asset value, beginning of period	$11.38		$9.51	$7.08	$11.40

Income (loss) from operations:
Net investment income	0.03		0.10	0.12	0.10
Net realized and unrealized gain (loss)	0.15		1.87	2.43	(4.31)
Total income (loss) from operations	0.18		1.97	2.55	(4.21)

Less distributions from:
Net investment income	(0.00)	[4]	(0.10)	(0.12)	(0.11)
Total distributions	(0.00)	[4]	(0.10)	(0.12)	(0.11)

Net asset value, end of period	$11.56		$11.38	$9.51	$7.08
Total return[5]	1.62%		20.71%	36.03%	(37.03)%

Net assets, end of period (000s)	$123		$112	$92	$62

Ratios to average net assets:
Gross expenses[6]	4.61%[7]		9.07%	24.07%	26.68%[7]
Net expenses[6,8]	0.69	[7,9,10]	0.67 [9,11,12]	0.82 [12]	0.82 [7,12]
Net investment income	0.54	[7]	1.02	1.38	2.87 [7]

Portfolio turnover rate	13%		24%	45%	4%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended July 31, 2011 (unaudited).

[3]	For the period August 29, 2008 (commencement of operations) to January 31, 2009.

[4]	Amount represents less than $0.01 per share.

[5]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[6]	Does not include expenses of the Underlying Funds in which the Fund invests.

[7]	Annualized.

[8]	Reflects fee waivers and/or expense reimbursements.

[9]

As a result of an expense limitation arrangement, the ratio of expenses, other than brokerage, interest, taxes and extraordinary expenses, to average net assets of Class R shares did not exceed 1.24% through May 31, 2011. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[10]

As a result of an expense limitation arrangement, effective May 31, 2011, the ratio of expenses, other than brokerage, interest, taxes and extraordinary expenses, to average net assets of Class R shares did not exceed 1.40%. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs. This expense limitation arrangement cannot be terminated prior to December 31, 2012 without the Board of Trustees’ consent.

[11]

As a result of a contractual expense limitation, effective March 22, 2010 through May 31, 2010, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class R shares did not exceed 1.24%. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[12]

As a result of a contractual expense limitation, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class R shares did not exceed 1.40% until March 22, 2010. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

See Notes to Financial Statements.

82	Legg Mason Target Retirement Series 2011 Semi-Annual Report

Financial highlights (cont’d)

Legg Mason Target Retirement 2050

For a share of each class of beneficial interest outstanding throughout each year ended January 31, unless otherwise noted:
Class I Shares[1]	2011[2]	2011	2010	2009[3]

Net asset value, beginning of period	$11.39	$9.52	$7.08	$11.40

Income (loss) from operations:
Net investment income	0.06	0.15	0.18	0.12
Net realized and unrealized gain (loss)	0.15	1.88	2.44	(4.32)
Total income (loss) from operations	0.21	2.03	2.62	(4.20)

Less distributions from:
Net investment income	(0.01)	(0.16)	(0.18)	(0.12)
Total distributions	(0.01)	(0.16)	(0.18)	(0.12)

Net asset value, end of period	$11.59	$11.39	$9.52	$7.08
Total return[4]	1.82%	21.30%	36.95%	(36.92)%

Net assets, end of period (000s)	$331	$288	$158	$62

Ratios to average net assets:
Gross expenses[5]	4.16%[6]	8.70%	19.71%	26.17%[6]
Net expenses[5,7]	0.17 [6,8,9]	0.17 [8,10,11]	0.27 [11]	0.27 [6,11]
Net investment income	1.07 [6]	1.50	2.02	3.43 [6]

Portfolio turnover rate	13%	24%	45%	4%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended July 31, 2011 (unaudited).

[3]	For the period August 29, 2008 (commencement of operations) to January 31, 2009.

[4]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Does not include expenses of the Underlying Funds in which the Fund invests.

[6]	Annualized.

[7]	Reflects fee waivers and/or expense reimbursements.

[8]

As a result of an expense limitation arrangement, the ratio of expenses, other than brokerage, interest, taxes and extraordinary expenses, to average net assets of Class I shares did not exceed 0.74% through May 31, 2011. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[9]

As a result of an expense limitation arrangement, effective May 31, 2011, the ratio of expenses, other than brokerage, interest, taxes and extraordinary expenses, to average net assets of Class I shares did not exceed 0.85%. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs. This expense limitation arrangement cannot be terminated prior to December 31, 2012 without the Board of Trustees’ consent.

[10]

As a result of a contractual expense limitation, effective March 22, 2010 through May 31, 2010, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class I shares did not exceed 0.74%. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[11]

As a result of a contractual expense limitation, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class I shares did not exceed 0.85% until March 22, 2010. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

See Notes to Financial Statements.

Legg Mason Target Retirement Series 2011 Semi-Annual Report	83

Legg Mason Target Retirement Fund

For a share of each class of beneficial interest outstanding throughout each year ended January 31, unless otherwise noted:
Class A Shares[1]	2011[2]	2011		2010		2009[3]

Net asset value, beginning of period	$12.48	$11.14		$8.63		$11.40

Income (loss) from operations:
Net investment income	0.17	0.50	[4]	0.52	[4]	0.27	[4]
Net realized and unrealized gain (loss)	0.34	1.23		2.41		(2.77)
Total income (loss) from operations	0.51	1.73		2.93		(2.50)

Less distributions from:
Net investment income	(0.03)	(0.39)		(0.42)		(0.27)
Total distributions	(0.03)	(0.39)		(0.42)		(0.27)

Net asset value, end of period	$12.96	$12.48		$11.14		$8.63
Total return[5]	4.08%	15.56%		34.04%		(22.04)%

Net assets, end of period (000s)	$471	$492		$218		$75

Ratios to average net assets:
Gross expenses[6]	5.04%[7]	7.15%		16.53%		23.77%[7]
Net expenses[6,8]	0.48 [7,9,10]	0.45	[9,11,12]	0.61	[12]	0.62	[7,12]
Net investment income	2.60 [7]	4.17	[4]	5.00	[4]	6.84	[4,7]

Portfolio turnover rate	23%	50%		53%		13%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended July 31, 2011 (unaudited).

[3]	For the period August 29, 2008 (commencement of operations) to January 31, 2009.

[4]	Net investment income includes short-term capital gain distributions from Underlying Funds.

[5]

Performance figures, exclusive of sales charges, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[6]	Does not include expenses of the Underlying Funds in which the Fund invests.

[7]	Annualized.

[8]	Reflects fee waivers and/or expense reimbursements.

[9]

As a result of an expense limitation arrangement, the ratio of expenses, other than brokerage, interest, taxes and extraordinary expenses, to average net assets of Class A shares did not exceed 0.99% through May 31, 2011. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[10]

As a result of an expense limitation arrangement, effective May 31, 2011, the ratio of expenses, other than brokerage, interest, taxes and extraordinary expenses, to average net assets of Class A shares did not exceed 1.15%. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs. This expense limitation arrangement cannot be terminated prior to December 31, 2012 without the Board of Trustees’ consent.

[11]

As a result of a contractual expense limitation, effective March 22, 2010 through May 31, 2010, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class A shares did not exceed 0.99%. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[12]

As a result of a contractual expense limitation, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class A shares did not exceed 1.15% until March 22, 2010. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

See Notes to Financial Statements.

84	Legg Mason Target Retirement Series 2011 Semi-Annual Report

Financial highlights (cont’d)

Legg Mason Target Retirement Fund

For a share of each class of beneficial interest outstanding throughout each year ended January 31, unless otherwise noted:
Class C Shares[1]	2011[2]	2011		2010		2009[3]

Net asset value, beginning of period	$12.48	$11.14		$8.62		$11.40

Income (loss) from operations:
Net investment income	0.12	0.36	[4]	0.41	[4]	0.24	[4]
Net realized and unrealized gain (loss)	0.34	1.27		2.45		(2.77)
Total income (loss) from operations	0.46	1.63		2.86		(2.53)

Less distributions from:
Net investment income	(0.02)	(0.29)		(0.34)		(0.25)
Total distributions	(0.02)	(0.29)		(0.34)		(0.25)

Net asset value, end of period	$12.92	$12.48		$11.14		$8.62
Total return[5]	3.68%	14.66%		33.17%		(22.32)%

Net assets, end of period (000s)	$1,224	$1,085		$537		$81

Ratios to average net assets:
Gross expenses[6]	5.93%[7]	8.29%		16.94%		24.35%[7]
Net expenses[6,8]	1.23 [7,9,10]	1.20	[9,11,12]	1.37	[12]	1.37	[7,12]
Net investment income	1.82 [7]	3.04	[4]	3.87	[4]	6.06	[4,7]

Portfolio turnover rate	23%	50%		53%		13%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended July 31, 2011 (unaudited).

[3]	For the period August 29, 2008 (commencement of operations) to January 31, 2009.

[4]	Net investment income includes short-term capital gain distributions from Underlying Funds.

[5]

Performance figures, exclusive of CDSC, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[6]	Does not include expenses of the Underlying Funds in which the Fund invests.

[7]	Annualized.

[8]	Reflects fee waivers and/or expense reimbursements.

[9]

As a result of an expense limitation arrangement, the ratio of expenses, other than brokerage, interest, taxes and extraordinary expenses, to average net assets of Class C shares did not exceed 1.74% through May 31, 2011. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[10]

As a result of an expense limitation arrangement, effective May 31, 2011, the ratio of expenses, other than brokerage, interest, taxes and extraordinary expenses, to average net assets of Class C shares did not exceed 1.90%. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs. This expense limitation arrangement cannot be terminated prior to December 31, 2012 without the Board of Trustees’ consent.

[11]

As a result of a contractual expense limitation, effective March 22, 2010 through May 31, 2010, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class C shares did not exceed 1.74%. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[12]

As a result of a contractual expense limitation, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class C shares did not exceed 1.90% until March 22, 2010. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

See Notes to Financial Statements.

Legg Mason Target Retirement Series 2011 Semi-Annual Report	85

Legg Mason Target Retirement Fund

For a share of each class of beneficial interest outstanding throughout each year ended January 31, unless otherwise noted:
Class FI Shares[1]	2011[2]	2011		2010		2009[3]

Net asset value, beginning of period	$12.48	$11.14		$8.63		$11.40

Income (loss) from operations:
Net investment income	0.16	0.44	[4]	0.46	[4]	0.27	[4]
Net realized and unrealized gain (loss)	0.35	1.28		2.47		(2.77)
Total income (loss) from operations	0.51	1.72		2.93		(2.50)

Less distributions from:
Net investment income	(0.03)	(0.38)		(0.42)		(0.27)
Total distributions	(0.03)	(0.38)		(0.42)		(0.27)

Net asset value, end of period	$12.96	$12.48		$11.14		$8.63
Total return[5]	4.08%	15.55%		34.04%		(22.04)%

Net assets, end of period (000s)	$493	$570		$489		$378

Ratios to average net assets:
Gross expenses[6]	5.11%[7]	7.23%		19.52%		23.72%[7]
Net expenses[6,8]	0.47 [7,9,10]	0.46	[9,11,12]	0.62	[12]	0.62	[7,12]
Net investment income	2.46 [7]	3.68	[4]	4.53	[4]	6.84	[4,7]

Portfolio turnover rate	23%	50%		53%		13%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended July 31, 2011 (unaudited).

[3]	For the period August 29, 2008 (commencement of operations) to January 31, 2009.

[4]	Net investment income includes short-term capital gain distributions from Underlying Funds.

[5]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[6]	Does not include expenses of the Underlying Funds in which the Fund invests.

[7]	Annualized.

[8]	Reflects fee waivers and/or expense reimbursements.

[9]

As a result of an expense limitation arrangement, the ratio of expenses, other than brokerage, interest, taxes and extraordinary expenses, to average net assets of Class FI shares did not exceed 0.99% through May 31, 2011. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[10]

As a result of an expense limitation arrangement, effective May 31, 2011, the ratio of expenses, other than brokerage, interest, taxes and extraordinary expenses, to average net assets of Class FI shares did not exceed 1.15%. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs. This expense limitation arrangement cannot be terminated prior to December 31, 2012 without the Board of Trustees’ consent.

[11]

As a result of a contractual expense limitation, effective March 22, 2010 through May 31, 2010, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class FI shares did not exceed 0.99%. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[12]

As a result of a contractual expense limitation, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class FI shares did not exceed 1.15% until March 22, 2010. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

See Notes to Financial Statements.

86	Legg Mason Target Retirement Series 2011 Semi-Annual Report

Financial highlights (cont’d)

Legg Mason Target Retirement Fund

For a share of each class of beneficial interest outstanding throughout each year ended January 31, unless otherwise noted:
Class R Shares[1]	2011[2]	2011		2010		2009[3]

Net asset value, beginning of period	$12.48	$11.14		$8.63		$11.40

Income (loss) from operations:
Net investment income	0.14	0.41	[4]	0.43	[4]	0.26	[4]
Net realized and unrealized gain (loss)	0.35	1.28		2.48		(2.77)
Total income (loss) from operations	0.49	1.69		2.91		(2.51)

Less distributions from:
Net investment income	(0.02)	(0.35)		(0.40)		(0.26)
Total distributions	(0.02)	(0.35)		(0.40)		(0.26)

Net asset value, end of period	$12.95	$12.48		$11.14		$8.63
Total return[5]	3.92%	15.25%		33.69%		(22.10)%

Net assets, end of period (000s)	$114	$109		$98		$76

Ratios to average net assets:
Gross expenses[6]	5.25%[7]	7.47%		19.78%		24.03%[7]
Net expenses[6,8]	0.73 [7,9,10]	0.71	[9,11,12]	0.87	[12]	0.87	[7,12]
Net investment income	2.28 [7]	3.43	[4]	4.28	[4]	6.59	[4,7]

Portfolio turnover rate	23%	50%		53%		13%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended July 31, 2011 (unaudited).

[3]	For the period August 29, 2008 (commencement of operations) to January 31, 2009.

[4]	Net investment income includes short-term capital gain distributions from Underlying Funds.

[5]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[6]	Does not include expenses of the Underlying Funds in which the Fund invests.

[7]	Annualized.

[8]	Reflects fee waivers and/or expense reimbursements.

[9]

As a result of an expense limitation arrangement, the ratio of expenses, other than brokerage, interest, taxes and extraordinary expenses, to average net assets of Class R shares did not exceed 1.24% through May 31, 2011. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[10]

As a result of an expense limitation arrangement, effective May 31, 2011, the ratio of expenses, other than brokerage, interest, taxes and extraordinary expenses, to average net assets of Class R shares did not exceed 1.40%. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs. This expense limitation arrangement cannot be terminated prior to December 31, 2012 without the Board of Trustees’ consent.

[11]

As a result of a contractual expense limitation, effective March 22, 2010 through May 31, 2010, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class R shares did not exceed 1.24%. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[12]

As a result of a contractual expense limitation, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class R shares did not exceed 1.40% until March 22, 2010. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

See Notes to Financial Statements.

Legg Mason Target Retirement Series 2011 Semi-Annual Report	87

Legg Mason Target Retirement Fund

For a share of each class of beneficial interest outstanding throughout each year ended January 31, unless otherwise noted:
Class I Shares[1]	2011[2]	2011		2010		2009[3]

Net asset value, beginning of period	$12.48	$11.14		$8.63		$11.40

Income (loss) from operations:
Net investment income	0.16	0.48	[4]	0.51	[4]	0.28	[4]
Net realized and unrealized gain (loss)	0.36	1.28		2.46		(2.77)
Total income (loss) from operations	0.52	1.76		2.97		(2.49)

Less distributions from:
Net investment income	(0.04)	(0.42)		(0.46)		(0.28)
Total distributions	(0.04)	(0.42)		(0.46)		(0.28)

Net asset value, end of period	$12.96	$12.48		$11.14		$8.63
Total return[5]	4.20%	15.88%		34.45%		(21.96)%

Net assets, end of period (000s)	$111	$266		$143		$76

Ratios to average net assets:
Gross expenses[6]	5.09%[7]	6.98%		17.67%		23.52%[7]
Net expenses[6,8]	0.20 [7,9,10]	0.20	[9,11,12]	0.32	[12]	0.32	[7,12]
Net investment income	2.59 [7]	4.00	[4]	4.95	[4]	7.14	[4,7]

Portfolio turnover rate	23%	50%		53%		13%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended July 31, 2011 (unaudited).

[3]	For the period August 29, 2008 (commencement of operations) to January 31, 2009.

[4]	Net investment income includes short-term capital gain distributions from Underlying Funds.

[5]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[6]	Does not include expenses of the Underlying Funds in which the Fund invests.

[7]	Annualized.

[8]	Reflects fee waivers and/or expense reimbursements.

[9]

As a result of an expense limitation arrangement, the ratio of expenses, other than brokerage, interest, taxes and extraordinary expenses, to average net assets of Class I shares did not exceed 0.74% through May 31, 2011. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[10]

As a result of an expense limitation arrangement, effective May 31, 2011, the ratio of expenses, other than brokerage, interest, taxes and extraordinary expenses, to average net assets of Class I shares did not exceed 0.85%. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs. This expense limitation arrangement cannot be terminated prior to December 31, 2012 without the Board of Trustees’ consent.

[11]

As a result of a contractual expense limitation, effective March 22, 2010 through May 31, 2010, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class I shares did not exceed 0.74%. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[12]

As a result of a contractual expense limitation, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class I shares did not exceed 0.85% until March 22, 2010. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

See Notes to Financial Statements.

88	Legg Mason Target Retirement Series 2011 Semi-Annual Report

Notes to financial statements (unaudited)

1. Organization and significant accounting policies

Legg Mason Target Retirement 2015 (“Retirement 2015”), Legg Mason Target Retirement 2020 (“Retirement 2020”), Legg Mason Target Retirement 2025 (“Retirement 2025”), Legg Mason Target Retirement 2030 (“Retirement 2030”), Legg Mason Target Retirement 2035 (“Retirement 2035”), Legg Mason Target Retirement 2040 (“Retirement 2040”), Legg Mason Target Retirement 2045 (“Retirement 2045”), Legg Mason Target Retirement 2050 (“Retirement 2050”), and Legg Mason Target Retirement Fund (“Retirement Fund”) (collectively, the “Funds”) are separate diversified investment series of Legg Mason Partners Equity Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Funds invest in other funds (“Underlying Funds”) which are mutual funds affiliated with Legg Mason, Inc. (“Legg Mason”) or exchange-traded funds that are based on an index and managed by unaffiliated investment advisers. The financial statements and financial highlights for the Underlying Funds are presented in a separate shareholder report for each respective Underlying Fund.

The following are significant accounting policies consistently followed by the Funds and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.

(a) Investment valuation. Investments in the Underlying Funds, excluding ETFs, are valued at the closing net asset value per share of each Underlying Fund on the day of valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. Debt securities are valued at the mean between the last quoted bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Funds calculate their net asset values, the Funds value these securities as determined in accordance with the procedures approved by the Funds’ Board of Trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.

The Funds have adopted Financial Accounting Standards Board Codification Topic 820 (“ASC Topic 820”). ASC Topic 820 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Funds’ investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Funds use valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Legg Mason Target Retirement Series 2011 Semi-Annual Report	89

The following is a summary of the inputs used in valuing the Funds’ assets carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Retirement 2015
Investments in Underlying Funds†	$4,933,339	—	—	$4,933,339

†	See Schedules of Investments for additional detailed categorizations.

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Retirement 2020
Investments in Underlying Funds†	$5,044,426	—	—	$5,044,426

†	See Schedules of Investments for additional detailed categorizations.

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Retirement 2025
Investments in Underlying Funds†	$5,516,425	—	—	$5,516,425

†	See Schedules of Investments for additional detailed categorizations.

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Retirement 2030
Investments in Underlying Funds†	$4,104,219	—	—	$4,104,219

†	See Schedules of Investments for additional detailed categorizations.

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Retirement 2035
Investments in Underlying Funds†	$4,078,508	—	—	$4,078,508

†	See Schedules of Investments for additional detailed categorizations.

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Retirement 2040
Investments in Underlying Funds†	$3,902,191	—	—	$3,902,191

†	See Schedules of Investments for additional detailed categorizations.

90	Legg Mason Target Retirement Series 2011 Semi-Annual Report

Notes to financial statements (unaudited) (cont’d)

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Retirement 2045
Investments in Underlying Funds†	$2,590,477	—	—	$2,590,477

†	See Schedules of Investments for additional detailed categorizations.

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Retirement 2050
Investments in Underlying Funds†	$2,731,863	—	—	$2,731,863

†	See Schedules of Investments for additional detailed categorizations.

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Retirement Fund
Investments in Underlying Funds†	$2,415,381	—	—	$2,415,381

†	See Schedules of Investments for additional detailed categorizations.

(b) Repurchase agreements. The Funds may enter into repurchase agreements with institutions that their investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. Under the terms of a typical repurchase agreement, the Funds acquire a debt security subject to an obligation of the seller to repurchase, and of the Funds to resell, the security at an agreed-upon price and time, thereby determining the yield during the Funds’ holding period. When entering into repurchase agreements, it is the Funds’ policy that their custodian or a third party custodian, acting on the Funds’ behalf, take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction maturity exceeds one business day, the value of the collateral is marked-to-market and measured against the value of the agreement in an effort to ensure the adequacy of the collateral. If the counterparty defaults, the Funds generally have the right to use the collateral to satisfy the terms of the repurchase transaction. However, if the market value of the collateral declines during the period in which the Funds seek to assert their rights or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Funds may be delayed or limited.

(c) Fund of funds risk. Your cost of investing in the Funds, as funds of funds, may be higher than the cost of investing in a mutual fund that only invests directly in individual securities. An underlying fund may change its investment objective or policies without the Funds’ approval, which could force the Funds to withdraw their investments from such underlying fund at a time that is unfavorable to the Funds. In addition, one underlying fund may buy the same securities that another underlying fund sells. Therefore, the Funds would indirectly bear the costs of these trades without accomplishing any investment purpose.

(d) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income, adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Funds may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.

(e) Distributions to shareholders. Distributions from net investment income and distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders of the Funds are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

Legg Mason Target Retirement Series 2011 Semi-Annual Report	91

(f) Share class accounting. Investment income, common expenses and realized/unrealized gains (losses) on investments are allocated to the various classes of the Funds on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that share class.

(g) Federal and other taxes. It is the Funds’ policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Funds intend to distribute their taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Funds’ financial statements.

Management has analyzed the Funds’ tax positions taken on income tax returns for all open tax years and has concluded that as of July 31, 2011, no provision for income tax would be required in the Funds’ financial statements. The Funds’ federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by Internal Revenue Service and state departments of revenue.

(h) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

2. Investment management agreement and other transactions with affiliates

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is each Fund’s investment manager and Legg Mason Global Asset Allocation, LLC (“LMGAA”) is each Fund’s subadviser. Western Asset Management Company (“Western Asset”) manages each Fund’s cash and short-term instruments. LMPFA, LMGAA and Western Asset are wholly-owned subsidiaries of Legg Mason, Inc. (“Legg Mason”).

Under the investment management agreement, each Fund pays an investment management fee calculated daily and paid monthly, at an annual rate of 0.10% of each Fund’s average daily net assets.

LMPFA provides administrative and certain oversight services to the Funds. LMPFA delegates to the subadviser the day-to-day portfolio management of the Funds, except for the management of cash and short-term instruments, which is provided by Western Asset.

Effective May 31, 2011, as a result of expense limitation arrangements between each Fund and LMPFA, the ratio of expenses, other than interest, taxes, extraordinary expenses and brokerage, except for brokerage commissions paid on purchases and sales of ETFs, to average net assets of each Fund’s Class A, C, FI, R and I shares did not exceed 1.15%, 1.90%, 1.15%, 1.40% and 0.85%, respectively. These expense limitation arrangements cannot be terminated prior to December 31, 2012 without the Board of Trustees’ consent.

Prior to May 31, 2011, as a result of expense limitation arrangements between each Fund and LMPFA, the ratio of expenses, other than interest, taxes, extraordinary expenses and brokerage, except for brokerage commissions paid on purchases and sales of shares of ETFs, to average net assets of each Fund’s Class A, C, FI, R and I shares did not exceed 0.99%, 1.74%, 0.99%, 1.24% and 0.74%, respectively.

The expense limitations take into account the expenses of the Underlying Funds and brokerage commissions paid on purchases and sales of shares of ETFs. The expenses of the Underlying Funds are calculated based on an average of the net expense ratio (as shown in the most recent prospectus or shareholder report for each Underlying Fund as of the date of the Funds’ most recent prospectus) of the class of shares of each Underlying Fund held by a Fund, weighted in proportion to each Fund’s investment allocation among the Underlying Funds.

During the six months ended July 31, 2011, fees waived and/or expenses reimbursed amounted to $64,865, $64,397, $66,985, $63,676, $63,748, $61,075, $55,171, $53,353 and $57,552 for Retirement 2015, Retirement 2020, Retirement 2025, Retirement 2030, Retirement 2035, Retirement 2040, Retirement 2045, Retirement 2050 and Retirement Fund, respectively.

The manager is permitted to recapture fees waived or reimbursed to a class during the same fiscal year if the class’ total annual operating expenses have fallen to a level below the expense limitation (“expense

92	Legg Mason Target Retirement Series 2011 Semi-Annual Report

Notes to financial statements (unaudited) (cont’d)

cap”) in effect at the time the fees were earned or the expense incurred. In no case will the manager recapture any amount that would result, on any particular business day of each Fund, in the class’ total annual operating expenses exceeding the expense cap or any other lower limit then in effect.

Legg Mason Investor Services, LLC (“LMIS”), a wholly-owned broker-dealer subsidiary of Legg Mason, serves as each Fund’s sole and exclusive distributor.

For each Fund, there is a maximum initial sales charge of 5.75% for Class A shares. Each Fund has a contingent deferred sales charge (“CDSC”) of 1.00% on Class C shares, which applies if redemption occurs within one year from purchase payment. For each Fund, in certain cases, Class A shares have a 1.00% CDSC, which applies if redemption occurs within one year from purchase payment. This CDSC only applies to those purchases of Class A shares, which, when combined with current holdings of other shares of funds sold by LMIS, equal or exceed $1,000,000 in the aggregate for each Fund. These purchases do not incur an initial sales charge.

For the six months ended July 31, 2011, LMIS and its affiliates received sales charges of approximately $1,000 on sales of Class A shares of Retirement 2020 and did not receive sales charges on the sales of the other Funds’ Class A shares. In addition, for the six months ended July 31, 2011, there were no CDSCs paid to LMIS and its affiliates.

All officers and one Trustee of the Trust are employees of Legg Mason or its affiliates and do not receive compensation from the Trust.

3. Investments

During the six months ended July 31, 2011, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) were as follows:

	Purchases	Sales
Retirement 2015	$1,502,859	$1,030,016
Retirement 2020	1,466,621	911,218
Retirement 2025	1,209,000	783,789
Retirement 2030	1,082,399	917,530
Retirement 2035	535,677	468,442
Retirement 2040	677,348	592,931
Retirement 2045	482,998	290,035
Retirement 2050	651,595	351,897
Retirement Fund	576,984	744,880

At July 31, 2011, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Retirement 2015	$683,832	—	$683,832
Retirement 2020	795,037	—	795,037
Retirement 2025	850,469	—	850,469
Retirement 2030	756,452	—	756,452
Retirement 2035	686,967	—	686,967
Retirement 2040	673,821	—	673,821
Retirement 2045	478,724	—	478,724
Retirement 2050	404,252	—	404,252
Retirement Fund	397,215	—	397,215

4. Derivative instruments and hedging activities

Financial Accounting Standards Board Codification Topic 815 requires enhanced disclosure about an entity’s derivative and hedging activities.

During the six months ended July 31, 2011, the Funds did not invest directly in any derivative instruments.

Legg Mason Target Retirement Series 2011 Semi-Annual Report	93

5. Class specific expenses, waivers and/or reimbursements

The Funds have adopted a Rule 12b-1 distribution plan and under that plan the Funds pay a service fee with respect to their Class A, C, FI and R shares calculated at the annual rate of 0.25% of the average daily net assets of each respective class. In addition, the Funds pay a distribution fee with respect to their Class C and R shares calculated at the annual rate of 0.75% and 0.25% of the average daily net assets of each class, respectively. Service and distribution fees are accrued daily and paid monthly.

During the six months ended July 31, 2011, the service and/or distribution fees waived amounted to $577, $570, $554, $635 and $637 for Class FI shares of Retirement 2020, Retirement 2025, Retirement 2040, Retirement 2045 and Retirement 2050, respectively, and $176 and $279 for Class R shares of Retirement 2015 and Retirement Fund, respectively.

For the six months ended July 31, 2011, class specific expenses were as follows:

	Service and/or Distribution Fees	Transfer Agent Fees
Retirement 2015
Class A	$576	$786
Class C	17,978	7,217
Class FI	633	768
Class R	267	142
Class I	—	330
Total	$19,454	$9,243

Retirement 2020
Class A	$490	$787
Class C	12,446	5,729
Class FI	577	689
Class R	493	282
Class I	—	1,658
Total	$14,006	$9,145

Retirement 2025
Class A	$383	$581
Class C	17,376	7,127
Class FI	570	692
Class R	291	159
Class I	—	1,644
Total	$18,620	$10,203

Retirement 2030
Class A	$384	$415
Class C	10,384	5,124
Class FI	601	728
Class R	331	183
Class I	—	2,042
Total	$11,700	$8,492

Retirement 2035
Class A	$478	$821
Class C	8,660	4,713
Class FI	567	660
Class R	258	153
Class I	—	2,428
Total	$9,963	$8,775

94	Legg Mason Target Retirement Series 2011 Semi-Annual Report

Notes to financial statements (unaudited) (cont’d)

	Service and/or Distribution Fees	Transfer Agent Fees
Retirement 2040
Class A	$185	$299
Class C	10,159	5,229
Class FI	554	707
Class R	274	157
Class I	—	2,002
Total	$11,172	$8,394

Retirement 2045
Class A	$308	$523
Class C	4,773	2,775
Class FI	635	680
Class R	293	156
Class I	—	1,198
Total	$6,009	$5,332

Retirement 2050
Class A	$778	$1,066
Class C	5,509	2,784
Class FI	637	673
Class R	296	160
Class I	—	511
Total	$7,220	$5,194

Retirement Fund
Class A	$577	$959
Class C	5,775	3,002
Class FI	678	790
Class R	279	147
Class I	—	419
Total	$7,309	$5,317

For the six months ended July 31, 2011, class specific waivers and/or expense reimbursements were as follows:

	Service and/or Distribution Fee Waivers	Waivers/ Expense Reimbursements
Retirement 2015
Class A	—	$5,808
Class C	—	48,265
Class FI	—	6,858
Class R	$176	1,199
Class I	—	2,735
Total	$176	$64,865

Retirement 2020
Class A	—	$5,481
Class C	—	35,512
Class FI	$577	6,020
Class R	—	2,653
Class I	—	14,731
Total	$577	$64,397

Legg Mason Target Retirement Series 2011 Semi-Annual Report	95

	Service and/or Distribution Fee Waivers	Waivers/ Expense Reimbursements
Retirement 2025
Class A	—	$3,668
Class C	—	43,817
Class FI	$570	5,184
Class R	—	1,391
Class I	—	12,925
Total	$570	$66,985

Retirement 2030
Class A	—	$4,412
Class C	—	32,325
Class FI	—	7,232
Class R	—	1,925
Class I	—	17,782
Total	—	$63,676

Retirement 2035
Class A	—	$5,772
Class C	—	27,835
Class FI	—	6,989
Class R	—	1,533
Class I	—	21,619
Total	—	$63,748

Retirement 2040
Class A	—	$2,250
Class C	—	33,029
Class FI	$554	6,601
Class R	—	1,672
Class I	—	17,523
Total	$554	$61,075

Retirement 2045
Class A	—	$5,505
Class C	—	21,970
Class FI	$635	10,487
Class R	—	2,552
Class I	—	14,657
Total	$635	$55,171

Retirement 2050
Class A	—	$12,389
Class C	—	22,896
Class FI	$637	9,396
Class R	—	2,320
Class I	—	6,352
Total	$637	$53,353

Retirement Fund
Class A	—	$10,532
Class C	—	27,133
Class FI	—	12,586
Class R	$279	2,239
Class I	—	5,062
Total	$279	$57,552

96	Legg Mason Target Retirement Series 2011 Semi-Annual Report

Notes to financial statements (unaudited) (cont’d)

6. Distributions to shareholders by class

	Six Months Ended July 31, 2011	Year Ended January 31, 2011
Retirement 2015
Net Investment Income:
Class A	$612	$7,148
Class C	2,796	47,258
Class FI	513	12,194
Class R	82	2,032
Class I	497	5,037
Total	$4,500	$73,669

Retirement 2020
Net Investment Income:
Class A	$322	$11,795
Class C	1,964	33,095
Class FI	333	11,777
Class R	192	3,395
Class I	2,189	22,947
Total	$5,000	$83,009

Retirement 2025
Net Investment Income:
Class A	$207	$6,870
Class C	2,065	40,034
Class FI	251	11,112
Class R	70	2,180
Class I	1,407	21,486
Total	$4,000	$81,682

Retirement 2030
Net Investment Income:
Class A	$147	$4,115
Class C	966	16,487
Class FI	172	9,347
Class R	56	1,932
Class I	659	21,089
Total	$2,000	$52,970

Retirement 2035
Net Investment Income:
Class A	$149	$5,853
Class C	630	10,731
Class FI	151	7,118
Class R	37	1,173
Class I	1,033	22,425
Total	$2,000	$47,300

Retirement 2040
Net Investment Income:
Class A	$61	$3,827
Class C	826	7,622
Class FI	160	5,802
Class R	43	973
Class I	910	14,976
Total	$2,000	$33,200

Legg Mason Target Retirement Series 2011 Semi-Annual Report	97

	Six Months Ended July 31, 2011	Year Ended January 31, 2011
Retirement 2045
Net Investment Income:
Class A	$110	$2,766
Class C	437	4,022
Class FI	220	6,069
Class R	51	1,085
Class I	682	9,658
Total	$1,500	$23,600

Retirement 2050
Net Investment Income:
Class A	$210	$6,400
Class C	378	2,974
Class FI	167	5,509
Class R	40	955
Class I	205	3,662
Total	$1,000	$19,500

Retirement Fund
Net Investment Income:
Class A	$1,188	$14,748
Class C	1,795	23,053
Class FI	1,091	17,552
Class R	169	3,089
Class I	757	8,558
Total	$5,000	$67,000

7. Shares of beneficial interest

At July 31, 2011, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.00001 per share. The Funds have the ability to issue multiple classes of shares. Each class of shares represents an identical interest and has the same rights, except that each class bears certain direct expenses, including those specifically related to the distribution of its shares.

Transactions in shares of each class were as follows:

	Six Months Ended July 31, 2011		Year Ended January 31, 2011
	Shares	Amount	Shares	Amount
Retirement 2015
Class A
Shares sold	30,623	$373,151	19,725	$213,780
Shares issued on reinvestment	50	612	413	4,837
Shares repurchased	(6,841)	(84,569)	(23,202)	(264,740)
Net increase (decrease)	23,832	$289,194	(3,064)	$(46,123)

Class C
Shares sold	115,789	$1,417,897	278,501	$3,147,715
Shares issued on reinvestment	233	2,797	4,033	47,252
Shares repurchased	(75,758)	(925,558)	(108,518)	(1,194,385)
Net increase	40,264	$495,136	174,016	$2,000,582

Class FI
Shares sold	224	$2,753	481	$5,339
Shares issued on reinvestment	43	513	54	636
Shares repurchased	(20,338)	(251,530)	(44)	(513)
Net increase (decrease)	(20,071)	$(248,264)	491	$5,462

98	Legg Mason Target Retirement Series 2011 Semi-Annual Report

Notes to financial statements (unaudited) (cont’d)

	Six Months Ended July 31, 2011		Year Ended January 31, 2011
	Shares	Amount	Shares	Amount
Retirement 2015 continued
Class R
Shares sold	62	$755	—	—
Shares issued on reinvestment	7	82	—	—
Net increase	69	$837	—	—

Class I
Shares sold	958	$11,724	9,901	$105,510
Shares issued on reinvestment	21	261	5	56
Shares repurchased	(9,489)	(115,366)	(5,395)	(58,659)
Net increase (decrease)	(8,510)	$(103,381)	4,511	$46,907

Retirement 2020
Class A
Shares sold	20,571	$249,375	31,363	$351,638
Shares issued on reinvestment	27	322	813	9,418
Shares repurchased	(29,757)	(355,914)	(5,680)	(61,503)
Net increase (decrease)	(9,159)	$(106,217)	26,496	$299,553

Class C
Shares sold	73,010	$879,083	168,638	$1,861,150
Shares issued on reinvestment	166	1,964	2,855	33,095
Shares repurchased	(50,304)	(606,042)	(86,670)	(945,323)
Net increase	22,872	$275,005	84,823	$948,922

Class FI
Shares issued on reinvestment	28	$334	—	—
Shares repurchased	(20,849)	(250,001)	—	—
Net decrease	(20,821)	$(249,667)	—	—

Class R
Shares sold	6,321	$77,090	209	$2,249
Shares issued on reinvestment	16	191	112	1,295
Shares repurchased	(8,779)	(104,912)	—	—
Net increase (decrease)	(2,442)	$(27,631)	321	$3,544

Class I
Shares sold	48,471	$586,429	86,430	$911,704
Shares issued on reinvestment	2	23	13	146
Shares repurchased	(6,778)	(83,536)	(26,450)	(291,564)
Net increase	41,695	$502,916	59,993	$620,286

Retirement 2025
Class A
Shares sold	19,423	$234,043	10,861	$117,193
Shares issued on reinvestment	18	207	406	4,637
Shares repurchased	(9,349)	(110,183)	(4,898)	(49,799)
Net increase	10,092	$124,067	6,369	$72,031

Class C
Shares sold	86,117	$1,025,279	147,610	$1,587,968
Shares issued on reinvestment	176	2,065	3,499	40,034
Shares repurchased	(45,750)	(547,591)	(35,357)	(381,665)
Net increase	40,543	$479,753	115,752	$1,246,337

Class FI
Shares issued on reinvestment	21	$252	—	—
Shares repurchased	(33,253)	(400,001)	—	—
Net decrease	(33,232)	$(399,749)	—	—

Legg Mason Target Retirement Series 2011 Semi-Annual Report	99

	Six Months Ended July 31, 2011			Year Ended January 31, 2011
	Shares		Amount	Shares	Amount
Retirement 2025 continued
Class R
Shares sold	255		$3,063	1,067	$11,044
Shares issued on reinvestment	6		69	18	217
Shares repurchased	(92)		(1,086)	(81)	(917)
Net increase	169		$2,046	1,004	$10,344

Class I
Shares sold	13,510		$161,230	74,147	$785,571
Shares issued on reinvestment	1		7	—	—
Shares repurchased	(1,098)		(13,091)	(31,419)	(329,564)
Net increase	12,413		$148,146	42,728	$456,007

Retirement 2030
Class A
Shares sold	13,711		$161,847	13,567	$145,786
Shares issued on reinvestment	13		147	207	2,316
Shares repurchased	(11,176)		(130,874)	(5,297)	(53,534)
Net increase	2,548		$31,120	8,477	$94,568

Class C
Shares sold	123,250		$1,445,100	161,835	$1,710,460
Shares issued on reinvestment	85		961	1,462	16,353
Shares repurchased	(76,987)		(911,201)	(71,272)	(754,850)
Net increase	46,348		$534,860	92,025	$971,963

Class FI
Shares sold	—		—	171	$1,813
Shares issued on reinvestment	16		$173	31	349
Shares repurchased	(31,626)		(370,783)	(1,673)	(16,793)
Net decrease	(31,610)		$(370,610)	(1,471)	$(14,631)

Class R
Shares sold	856		$10,064	866	$9,132
Shares issued on reinvestment	4		55	34	386
Shares repurchased	(6)		(74)	—	—
Net increase	854		$10,045	900	$9,518

Class I
Shares sold	6,776		$79,731	89,006	$909,751
Shares issued on reinvestment	0	*	3	—	—
Shares repurchased	(10,875)		(127,586)	(23,768)	(247,337)
Net increase (decrease)	(4,099)		$(47,852)	65,238	$662,414

Retirement 2035
Class A
Shares sold	13,469		$157,266	13,938	$145,511
Shares issued on reinvestment	13		149	403	4,448
Shares repurchased	(12,762)		(146,907)	(8,926)	(91,486)
Net increase	720		$10,508	5,415	$58,473

Class C
Shares sold	43,905		$505,688	103,223	$1,063,918
Shares issued on reinvestment	57		630	973	10,731
Shares repurchased	(26,768)		(308,677)	(43,552)	(447,369)
Net increase	17,194		$197,641	60,644	$627,280

100	Legg Mason Target Retirement Series 2011 Semi-Annual Report

Notes to financial statements (unaudited) (cont’d)

	Six Months Ended July 31, 2011			Year Ended January 31, 2011
	Shares		Amount	Shares	Amount
Retirement 2035 continued
Class FI
Shares sold	50		$582	969	$10,017
Shares issued on reinvestment	14		151	13	141
Shares repurchased	(25,809)		(300,070)	(75)	(767)
Net increase (decrease)	(25,745)		$(299,337)	907	$9,391

Class R
Shares sold	94		$1,076	3,444	$33,473
Shares issued on reinvestment	3		38	2	22
Shares repurchased	(1)		(11)	(3,277)	(31,534)
Net increase	96		$1,103	169	$1,961

Class I
Shares sold	8,451		$98,043	106,502	$1,057,345
Shares issued on reinvestment	0	*	4	—	—
Shares repurchased	(4,212)		(47,947)	(41,764)	(440,791)
Net increase	4,239		$50,100	64,738	$616,554

Retirement 2040
Class A
Shares sold	8,126		$96,790	19,879	$206,568
Shares issued on reinvestment	6		61	237	2,647
Shares repurchased	(22,689)		(263,715)	(890)	(9,044)
Net increase (decrease)	(14,557)		$(166,864)	19,226	$200,171

Class C
Shares sold	62,104		$725,065	136,720	$1,402,068
Shares issued on reinvestment	73		826	682	7,622
Shares repurchased	(37,016)		(431,854)	(31,618)	(333,420)
Net increase	25,161		$294,037	105,784	$1,076,270

Class FI
Shares issued on reinvestment	14		$160	—	—
Shares repurchased	(25,484)		(300,001)	—	—
Net decrease	(25,470)		$(299,841)	—	—

Class R
Shares sold	192		$2,250	220	$2,256
Shares issued on reinvestment	4		42	6	60
Net increase	196		$2,292	226	$2,316

Class I
Shares sold	24,188		$287,539	77,325	$773,877
Shares issued on reinvestment	0	*	5	—	—
Shares repurchased	(4,841)		(57,369)	(26,910)	(280,246)
Net increase	19,347		$230,175	50,415	$493,631

Retirement 2045
Class A
Shares sold	3,888		$45,881	15,087	$152,459
Shares issued on reinvestment	9		110	138	1,542
Shares repurchased	(1,001)		(11,585)	(8,603)	(87,285)
Net increase	2,896		$34,406	6,622	$66,716

Legg Mason Target Retirement Series 2011 Semi-Annual Report	101

	Six Months Ended July 31, 2011		Year Ended January 31, 2011
	Shares	Amount	Shares	Amount
Retirement 2045 continued
Class C
Shares sold	35,738	$416,953	71,878	$738,458
Shares issued on reinvestment	39	437	360	4,022
Shares repurchased	(26,395)	(309,465)	(46,446)	(479,767)
Net increase	9,382	$107,925	25,792	$262,713

Class FI
Shares issued on reinvestment	19	$220	—	—
Net increase	19	$220	—	—

Class R
Shares sold	410	$4,822	251	$2,572
Shares issued on reinvestment	5	52	11	119
Net increase	415	$4,874	262	$2,691

Class I
Shares sold	12,004	$141,292	65,709	$655,856
Shares issued on reinvestment	1	6	—	—
Shares repurchased	(12,656)	(148,053)	(30,083)	(327,535)
Net increase (decrease)	(651)	$(6,755)	35,626	$328,321

Retirement 2050
Class A
Shares sold	6,644	$78,170	36,886	$371,733
Shares issued on reinvestment	19	211	472	5,278
Shares repurchased	(1,426)	(16,546)	(1,797)	(18,165)
Net increase	5,237	$61,835	35,561	$358,846

Class C
Shares sold	53,183	$620,175	74,365	$781,090
Shares issued on reinvestment	34	378	266	2,974
Shares repurchased	(31,250)	(360,849)	(37,279)	(393,319)
Net increase	21,967	$259,704	37,352	$390,745

Class FI
Shares issued on reinvestment	14	$167	—	—
Net increase	14	$167	—	—

Class R
Shares sold	810	$9,489	776	$7,838
Shares issued on reinvestment	3	38	9	102
Shares repurchased	—	—	(637)	(7,061)
Net increase	813	$9,527	148	$879

Class I
Shares sold	4,234	$49,634	21,163	$213,722
Shares issued on reinvestment	6	68	—	—
Shares repurchased	(969)	(11,512)	(12,495)	(132,753)
Net increase	3,271	$38,190	8,668	$80,969

Retirement Fund
Class A
Shares sold	12,494	$161,068	24,712	$302,944
Shares issued on reinvestment	93	1,188	905	11,114
Shares repurchased	(15,702)	(201,421)	(5,774)	(67,547)
Net increase (decrease)	(3,115)	$(39,165)	19,843	$246,511

102	Legg Mason Target Retirement Series 2011 Semi-Annual Report

Notes to financial statements (unaudited) (cont’d)

	Six Months Ended July 31, 2011		Year Ended January 31, 2011
	Shares	Amount	Shares	Amount
Retirement Fund continued
Class C
Shares sold	39,858	$510,224	76,047	$904,948
Shares issued on reinvestment	142	1,796	1,878	23,054
Shares repurchased	(32,199)	(411,701)	(39,155)	(464,038)
Net increase	7,801	$100,319	38,770	$463,964

Class FI
Shares sold	—	—	2,136	$25,002
Shares issued on reinvestment	86	$1,091	55	669
Shares repurchased	(7,728)	(100,001)	(401)	(4,982)
Net increase (decrease)	(7,642)	$(98,910)	1,790	$20,689

Class R
Shares issued on reinvestment	13	$168	—	—
Net increase	13	$168	—	—

Class I
Shares sold	1,115	$14,252	11,029	$126,303
Shares issued on reinvestment	32	405	—	—
Shares repurchased	(13,849)	(176,872)	(2,587)	(30,029)
Net increase (decrease)	(12,702)	$(162,215)	8,442	$96,274

*	Amount represents less than 1 share.

8. Capital loss carryforwards

As of January 31, 2011, the Funds had the following net capital loss carryforwards remaining:

Year of Expiration	Retirement 2015	Retirement 2020	Retirement 2025	Retirement 2030	Retirement 2035
1/31/2017	—	$(1,653)	—	—	$(407)
1/31/2018	$(23,175)	(30,546)	$(22,623)	$(54,351)	(48,711)
1/31/2019	—	—	—	—	(916)
	$(23,175)	$(32,199)	$(22,623)	$(54,351)	$(50,034)

Year of Expiration	Retirement 2040	Retirement 2045	Retirement 2050	Retirement Fund
1/31/2017	—	—	$(425)	—
1/31/2018	$(34,854)	$(41,274)	(65,730)	$(16,790)
1/31/2019	—	—	(1,707)	—
	$(34,854)	$(41,274)	$(67,862)	$(16,790)

These amounts will be available to offset future taxable capital gains.

Under the recently enacted Regulated Investment Company Modernization Act of 2010, the Funds will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

9. Other tax information

On December 22, 2010, President Obama signed into law the Regulated Investment Company Modernization Act of 2010 (the “Act”). The Act updates certain tax rules applicable to regulated investment companies (“RICs”). The various provisions of the Act will generally be effective for RICs with taxable years beginning after December 22, 2010. Additional information regarding the impact of the Act on the Funds, if any, will be contained within the relevant sections of the notes to the financial statements for the fiscal year ending January 31, 2012.

Legg Mason Target Retirement Series	103

Board approval of management and subadvisory agreements (unaudited)

At a meeting of the Trust’s Board of Trustees, the Board considered the re-approval for an annual period of the management agreement between the Trust, on behalf of each of Legg Mason Target Retirement 2015, Legg Mason Target Retirement 2020, Legg Mason Target Retirement 2025, Legg Mason Target Retirement 2030, Legg Mason Target Retirement 2035, Legg Mason Target Retirement 2040, Legg Mason Target Retirement 2045, Legg Mason Target Retirement 2050, and Legg Mason Target Retirement Fund (each, a “Fund” and collectively, the “Funds”), and Legg Mason Partners Fund Advisor, LLC (the “Manager”), pursuant to which the Manager provides the Fund with investment advisory and administrative services, and the sub-advisory agreement between the Manager and Legg Mason Global Asset Allocation, LLC (“LMGAA”), with respect to each Fund, pursuant to which LMGAA provides day-to-day management of the Fund’s portfolio. At a subsequent meeting of the Trust’s Board of Trustees, the Board also considered the approval for an annual period of a sub-advisory agreement, with respect to each Fund, pursuant to which Western Asset Management Company (“Western Asset” and, together with LMGAA, the “Sub-Advisers”) provides day-to-day management of the Fund’s cash and short-term instruments. (The management agreement and sub-advisory agreements are collectively referred to as the “Agreements.”) The Manager and the Sub-Advisers are wholly-owned subsidiaries of Legg Mason, Inc. The Trustees who are not “interested persons” (as defined in the Investment Company Act of 1940, as amended (the “Independent Trustees”)) of the Funds were assisted in their review by Fund counsel and independent legal counsel and met with independent legal counsel in executive sessions separate from representatives of the Manager and the Sub-Advisers. The Independent Trustees requested and received information from the Manager and the Sub-Advisers they deemed reasonably necessary for their review of the Agreements and the performance of the Manager and the Sub-Advisers. Included was information about the Manager, the Sub-Advisers and the Funds’ distributor, as well as the management, sub-advisory and distribution arrangements for each Fund and other funds overseen by the Board. This information was initially reviewed by a special committee of the Independent Trustees and then by the full Board.

In voting to approve the Agreements, as to each Fund, the Independent Trustees considered whether the approval of the Agreements would be in the best interests of the Fund and its shareholders, an evaluation based on several factors including those discussed below.

Nature, extent and quality of the services provided to the funds under the management agreement and sub-advisory agreements

As to each Fund, the Board received and considered information regarding the nature, extent and quality of services provided to the Fund by the Manager and the Sub-Advisers under the Management Agreement and Sub-Advisory Agreements, respectively, during the past year. The Trustees also considered the Manager’s supervisory activities over the Sub-Advisers. In addition, the Independent Trustees received and considered other information regarding the administrative and other services rendered to the Fund and its shareholders by the Manager. The Board noted information received at regular meetings throughout the year related to the services rendered by the Manager in its management of the Fund’s affairs and the Manager’s role in coordinating the activities of the Sub-Advisers and the Fund’s other service providers. The Board noted that the same portfolio management team that previously provided management of the Fund’s cash and short-term instruments as dual employees of the Manager now provided such management services as employees of Western Asset. The Board’s evaluation of the services provided by the Manager and the Sub-Advisers took into account the Board’s knowledge and familiarity gained as Trustees of funds in the Legg Mason fund complex, including the scope and quality of the investment management and other capabilities of the Manager and the Sub-Advisers and the quality of the Manager’s administrative and other services. The Board observed that the scope of services provided by the Manager had expanded over time as a result of regulatory and other developments, including maintaining and monitoring its own and the Fund’s compliance programs. The Board reviewed information received from the Manager and the Fund’s Chief Compliance Officer regarding the Fund’s compliance policies and procedures established pursuant to Rule 38a-1 under the Investment Company Act of 1940, as amended.

The Board reviewed the qualifications, backgrounds and responsibilities of the Fund’s senior personnel and the portfolio management team primarily responsible for the day-to-day portfolio management of the Fund. The Board considered the degree to which the Manager implemented organizational changes to improve

104	Legg Mason Target Retirement Series

Board approval of management and subadvisory agreements (unaudited) (cont’d)

investment results and the services provided to the Legg Mason fund complex. The Board also considered, based on its knowledge of the Manager and the Manager’s affiliates, the financial resources available to the Manager’s parent organization, Legg Mason, Inc.

The Board also considered the division of responsibilities between the Manager and the Sub-Advisers and the oversight provided by the Manager. The Board also considered the Manager’s and LMGAA’s brokerage policies and practices, the standards applied in seeking best execution, their policies and practices regarding soft dollars, and the existence of quality controls applicable to brokerage allocation procedures. In addition, management also reported to the Board on, among other things, its business plans, recent organizational changes, portfolio manager compensation plan and policy regarding portfolio managers’ ownership of fund shares.

The Board concluded that, overall, it was satisfied with the nature, extent and quality of services provided (and expected to be provided) under the respective Agreement by the Manager and the Sub-Advisers.

Fund performance

As to each Fund, the Board received and reviewed performance information for the Fund and for all retail and institutional mixed-asset target funds with the same target date as the particular Fund or, for Legg Mason Target Retirement Fund, mixed-asset target allocation conservative funds (the “Performance Universe”) selected by Lipper, Inc. (“Lipper”), an independent provider of investment company data. The Board was provided with a description of the methodology Lipper used to determine the similarity of the Fund with the funds included in the Performance Universe. The Trustees noted that they also had received and discussed with management information at periodic intervals comparing the Fund’s performance to that of its benchmark index. The information comparing the Fund’s performance to that of its Performance Universe was for the one-year period ended June 30, 2010. Each Fund, except Legg Mason Target Retirement 2035, performed better than the median for such period. Legg Mason Target Retirement 2035 performed slightly below the median for such period. The Board also reviewed performance information provided by the Manager for periods ended September 30, 2010, which showed that each Fund’s performance was competitive compared to the Lipper category average during the third quarter. The Trustees then discussed with representatives of management the portfolio management strategy of the Funds’ portfolio managers. The Trustees noted that the Manager and LMGAA were committed to providing the resources necessary to assist the portfolio managers and continue to improve Fund performance. Based on its review, the Board generally was satisfied with each Fund’s performance and management’s efforts to continue to improve performance going forward. The Board determined to continue to evaluate the Fund’s performance and directed the Independent Trustees’ performance committee to continue to periodically review Fund performance with the Manager and report to the full Board during periods between Board meetings.

Management fees and expense ratios

As to each Fund, the Board reviewed and considered, the contractual management fee (the “Contractual Management Fee”) payable by the Fund to the Manager in light of the nature, extent and quality of the management and sub-advisory services provided by the Manager and the Sub-Advisers, respectively. The Board noted that each Fund bears indirectly its pro rata share of the expenses of the underlying funds in which it invests, including management fees payable by such underlying funds to the Manager or its affiliates. The Board also noted that the Manager, and not the Fund, pays the sub-advisory fees to the Sub-Advisers and, accordingly, that the retention of the Sub-Advisers does not increase the fees and expenses incurred by the Fund. In addition, because of the Manager’s fee waiver and/or expense reimbursement arrangement in effect for the Fund, the Board also reviewed and considered the actual management fee rate (after taking into account waivers and reimbursements) (“Actual Management Fee”).

The Board also reviewed information regarding the fees the Manager and LMGAA charged any of their U.S. clients investing primarily in an asset class similar to that of the Fund including, where applicable, institutional separate and commingled accounts and retail managed accounts. The Manager reviewed with the Board the significant differences in the scope of services provided to the Fund and to such other clients,

Legg Mason Target Retirement Series	105

noting that the Fund is provided with regulatory compliance and administrative services, office facilities and Fund officers (including the Fund’s chief financial, chief legal and chief compliance officers), and that the Manager coordinates and oversees the provision of services to the Fund by other fund service providers, including the Sub-Advisers. The Board considered the fee comparisons in light of the scope of services required to manage these different types of accounts.

The Board received an analysis of complex-wide management fees provided by the Manager, which, among other things, set out a framework of fees based on asset classes. Management also discussed with the Board the Fund’s distribution arrangements, including how amounts received by the Fund’s distributor are expended, and the fees received and expenses incurred in connection with such arrangements by affiliates of the Manager.

Additionally, the Board received and considered information comparing each Fund’s Contractual Management Fee and Actual Management Fee and the Fund’s overall expense ratio with those of a group of retail front-end load passively managed affiliated mixed-asset target funds with the same target date as the particular Fund or, for Legg Mason Target Retirement Fund, mixed-asset target allocation conservative, growth and moderate funds selected by Lipper as comparable to the particular Fund (the “Expense Group”), and a broader group of funds selected by Lipper consisting of all retail front-end load passively managed affiliated mixed-asset target funds with the same target date as the particular Fund or, for Legg Mason Target Retirement Fund, mixed-asset target allocation conservative, growth and moderate funds (the “Expense Universe”). This information showed that, each Fund’s Contractual Management Fee and Actual Management Fee were lower than the median of management fees paid by the other funds in the Fund’s Expense Group and lower than the average management fee paid by the other funds in the Fund’s Expense Universe. This information also showed that each Fund’s actual total expense ratio was lower than the total expense ratios of the funds in the Fund’s Expense Group and lower than the average total expense ratio of the other funds in the Fund’s Expense Universe. The Trustees noted that the Manager’s fee waiver and/or expense reimbursement arrangement would continue until December 31, 2012.

Manager profitability

The Board received and considered a profitability analysis of the Manager and its affiliates in providing services to the Funds. The Board also received profitability information with respect to the Legg Mason fund complex as a whole. In addition, the Board received information with respect to the Manager’s allocation methodologies used in preparing this profitability data as well as a report from an outside consultant that had reviewed the Manager’s methodology. The Board also noted the profitability percentage ranges determined by appropriate court cases to be reasonable given the services rendered to investment companies. As to each Fund, the Board determined that the Manager’s profitability was not excessive in light of the nature, extent and quality of the services provided to the Fund.

Economies of scale

As to each Fund, the Board received and considered information regarding whether there have been economies of scale with respect to the management of the Fund as the Fund’s assets grow, whether the Fund has appropriately benefited from any economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered whether economies of scale in the provision of services to the Fund were being passed along to the shareholders.

As to each Fund, the Board also noted that to the extent the Fund’s assets increase over time, the Fund and its shareholders should realize economies of scale as certain expenses, such as fixed fund fees, become a smaller percentage of overall assets. The Board noted that it appeared that the benefits of any economies of scale also would be appropriately shared with shareholders through increased investment in fund management and administration resources.

Taking all of the above into consideration, the Board determined that, as to each Fund, the management fee was reasonable in light of the comparative performance and expense information and the nature, extent and quality of the services provided to the Fund under the Agreements.

106	Legg Mason Target Retirement Series

Board approval of management and subadvisory agreements (unaudited) (cont’d)

Other benefits to the manager

As to each Fund, the Board considered other benefits received by the Manager and its affiliates, including the Sub-Advisers, as a result of the Manager’s relationship with the Fund, including the opportunity to offer additional products and services to Fund shareholders.

In light of the costs of providing investment management and other services to the Funds and the Manager’s ongoing commitment to the Fund, the profits and other ancillary benefits that the Manager and its affiliates received were considered reasonable.

As to each Fund, based on their discussions and considerations, including those described above, the Trustees approved the Management Agreement and the Sub-Advisory Agreements to continue for another year.

No single factor reviewed by the Board was identified by the Board as the principal factor in determining whether to approve the Management Agreement and the Sub-Advisory Agreements for each Fund.

Legg Mason

Target Retirement Series

Trustees

Paul R. Ades

Andrew L. Breech

Dwight B. Crane

R. Jay Gerken, CFA

Chairman

Frank G. Hubbard

Howard J. Johnson

David E. Maryatt

Jerome H. Miller

Ken Miller

John J. Murphy

Thomas F. Schlafly

Jerry A. Viscione

Investment manager

Legg Mason Partners Fund Advisor, LLC

Subadviser

Legg Mason Global Asset Allocation, LLC

Distributor

Legg Mason Investor Services, LLC

Custodian

State Street Bank and Trust Company

Transfer agent

Boston Financial Data Services, Inc. 2000 Crown Colony Drive

Quincy, MA 02169

Independent registered public accounting firm

KPMG LLP 345 Park Avenue

New York, NY 10154

Legg Mason Target Retirement Series

Legg Mason Target Retirement 2015

Legg Mason Target Retirement 2020

Legg Mason Target Retirement 2025

Legg Mason Target Retirement 2030

Legg Mason Target Retirement 2035

Legg Mason Target Retirement 2040

Legg Mason Target Retirement 2045

Legg Mason Target Retirement 2050

Legg Mason Target Retirement Fund

The Funds are separate investment series of Legg Mason Partners Equity Trust, a Maryland statutory trust.

Legg Mason Target Retirement Series

Legg Mason Funds

55 Water Street

New York, NY 10041

The Funds file their complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on the Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website at www.sec.gov. The Funds’ Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. To obtain information on Form N-Q, shareholders can call the Funds at 1-877-721-1926.

Information on how the Funds voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio transactions are available (1) without charge, upon request, by calling the Funds at 1-877-721-1926, (2) on the Funds’ website at www.leggmason.com/individualinvestors and (3) on the SEC’s website at www.sec.gov.

This report is submitted for the general information of the shareholders of Legg Mason Target Retirement Series. This report is not authorized for distribution to prospective investors in Legg Mason Target Retirement Series unless preceded or accompanied by a current prospectus.

Investors should consider each Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Funds. Please read the prospectus carefully before you invest.

www.leggmason.com/individualinvestors

©2011 Legg Mason Investor Services, LLC

Member FINRA, SIPC

Legg Mason Funds Privacy and Security Notice

Your Privacy and the Security of Your Personal Information is Very Important to the Legg Mason Funds

This Privacy and Security Notice (the “Privacy Notice”) addresses the Legg Mason Funds’ privacy and data protection practices with respect to nonpublic personal information the Funds receive. The Legg Mason Funds include any funds sold by the Funds’ distributor, Legg Mason Investor Services, LLC, as well as Legg Mason-sponsored closed-end funds and certain closed-end funds managed or sub-advised by Legg Mason or its affiliates. The provisions of this Privacy Notice apply to your information both while you are a shareholder and after you are no longer invested with the Funds.

The Type of Nonpublic Personal Information the Funds Collect About You

The Funds collect and maintain nonpublic personal information about you in connection with your shareholder account. Such information may include, but is not limited to:

•	Personal information included on applications or other forms;
•	Account balances, transactions, and mutual fund holdings and positions;
•	Online account access user IDs, passwords, security challenge question responses; and
•	Information received from consumer reporting agencies regarding credit history and creditworthiness (such as the amount of an individual’s total debt, payment history, etc.).

How the Funds Use Nonpublic Personal Information About You

The Funds do not sell or share your nonpublic personal information with third parties or with affiliates for their marketing purposes, or with other financial institutions or affiliates for joint marketing purposes, unless you have authorized the Funds to do so. The Funds do not disclose any nonpublic personal information about you except as may be required to perform transactions or services you have authorized or as permitted or required by law. The Funds may disclose information about you to:

•	Employees, agents, and affiliates on a “need to know” basis to enable the Funds to conduct ordinary business or comply with obligations to government regulators;
•

Service providers, including the Funds’ affiliates, who assist the Funds as part of the ordinary course of business (such as printing, mailing services, or processing or servicing your account with us) or otherwise perform services on the Funds’ behalf, including companies that may perform marketing services solely for the Funds;

•	The Funds’ representatives such as legal counsel, accountants and auditors; and
•	Fiduciaries or representatives acting on your behalf, such as an IRA custodian or trustee of a grantor trust.

Except as otherwise permitted by applicable law, companies acting on the Funds’ behalf are contractually obligated to keep nonpublic personal information the Funds provide to them confidential and to use the information the Funds share only to provide the services the Funds ask them to perform.

The Funds may disclose nonpublic personal information about you when necessary to enforce their rights or protect against fraud, or as permitted or required by applicable law, such as in connection with a law enforcement or regulatory request, subpoena, or similar legal process. In the event of a corporate action or in the event a Fund service provider changes, the Funds may be required to disclose your nonpublic personal information to third parties. While it is the Funds’ practice to obtain protections for disclosed information in these types of transactions, the Funds cannot guarantee their privacy policy will remain unchanged.

NOT PART OF THE SEMI-ANNUAL REPORT

Legg Mason Funds Privacy and Security Notice (cont’d)

Keeping You Informed of the Funds’ Privacy and Security Practices

The Funds will notify you annually of their privacy policy as required by federal law. While the Funds reserve the right to modify this policy at any time they will notify you promptly if this privacy policy changes.

The Funds’ Security Practices

The Funds maintain appropriate physical, electronic and procedural safeguards designed to guard your nonpublic personal information. The Funds’ internal data security policies restrict access to your nonpublic personal information to authorized employees, who may use your nonpublic personal information for Fund business purposes only.

Although the Funds strive to protect your nonpublic personal information, they cannot ensure or warrant the security of any information you provide or transmit to them, and you do so at your own risk. In the event of a breach of the confidentiality or security of your nonpublic personal information, the Funds will attempt to notify you as necessary so you can take appropriate protective steps. If you have consented to the Funds using electronic communications or electronic delivery of statements, they may notify you under such circumstances using the most current email address you have on record with them.

In order for the Funds to provide effective service to you, keeping your account information accurate is very important. If you believe that your account information is incomplete, not accurate or not current, or if you have questions about the Funds’ privacy practices, write the Funds using the contact information on your account statements, email the Funds by clicking on the Contact Us section of the Funds’ website at www.leggmason.com, or contact the Fund at 1-877-721-1926.

Revised April 2011

NOT PART OF THE SEMI-ANNUAL REPORT

www.leggmason.com/individualinvestors

©2011 Legg Mason Investor Services, LLC Member FINRA, SIPC

FDXX011995 9/11 SR11-1470

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal half-year (the registrant’s second fiscal half-year in the case of an annual report) that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a) (1) Not applicable.

Exhibit 99.CODE ETH

(a) (2) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason Partners Equity Trust

By:	/s/ R. Jay Gerken
Chief Executive Officer of
Legg Mason Partners Equity Trust

Date:	September 23, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ R. Jay Gerken
(R. Jay Gerken)
Chief Executive Officer of
Legg Mason Partners Equity Trust

Date:	September 23, 2011

By:	/s/ Kaprel Ozsolak
(Kaprel Ozsolak)
Chief Financial Officer of
Legg Mason Partners Equity Trust

Date:	September 23, 2011